UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
DECEMBER 31, 2019

AC Alternatives® Disciplined Long Short Fund
Investor Class (ACDJX)
I Class (ACDKX)
A Class (ACDQX)
C Class (ACDHX)
R Class (ACDWX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Long Holdings	% of net assets
Apple, Inc.	2.12%
CDW Corp.	2.05%
Microsoft Corp.	2.01%
Facebook, Inc., Class A	1.97%
Royal Gold, Inc.	1.95%
Verizon Communications, Inc.	1.95%
Intuit, Inc.	1.95%
EMCOR Group, Inc.	1.95%
Oracle Corp. (New York)	1.93%
Progressive Corp. (The)	1.92%

Top Five Short Holdings	% of net assets
LivePerson, Inc.	(1.95)%
Pinnacle Financial Partners, Inc.	(1.84)%
8x8, Inc.	(1.69)%
IPG Photonics Corp.	(1.21)%
Independent Bank Corp. (Massachusetts)	(1.18)%

Types of Investments in Portfolio	% of net assets
Common Stocks	108.6%
Rights	—*
Common Stocks Sold Short	(36.2)%
Other Assets and Liabilities	27.6%**
*Category is less than 0.05% of total net assets.
**Amount relates primarily to deposits for securities sold short at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.00	$10.17	2.01%
I Class	$1,000	$1,012.70	$9.16	1.81%
A Class	$1,000	$1,010.80	$11.42	2.26%
C Class	$1,000	$1,006.90	$15.18	3.01%
R Class	$1,000	$1,009.00	$12.68	2.51%
Hypothetical
Investor Class	$1,000	$1,015.03	$10.18	2.01%
I Class	$1,000	$1,016.04	$9.17	1.81%
A Class	$1,000	$1,013.78	$11.44	2.26%
C Class	$1,000	$1,010.00	$15.21	3.01%
R Class	$1,000	$1,012.52	$12.70	2.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 108.6%
Aerospace and Defense — 0.9%
Curtiss-Wright Corp.	449	$63,260
L3Harris Technologies, Inc.	712	140,883
Mercury Systems, Inc.(1)	914	63,167
		267,310
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	3,064	239,605
United Parcel Service, Inc., Class B	423	49,516
		289,121
Auto Components — 0.3%
Gentex Corp.	3,288	95,286
Banks — 11.7%
Bank of America Corp.	10,014	352,693
Comerica, Inc.	7,801	559,722
East West Bancorp, Inc.(2)	8,500	413,950
Fifth Third Bancorp	15,615	480,005
JPMorgan Chase & Co.	2,190	305,286
Popular, Inc.	1,799	105,691
SVB Financial Group(1)(2)	900	225,936
United Community Banks, Inc.	13,075	403,756
Wells Fargo & Co.(2)	9,744	524,227
Zions Bancorp N.A.(2)	2,145	111,369
		3,482,635
Beverages — 3.9%
Coca-Cola Co. (The)(2)	9,939	550,124
Monster Beverage Corp.(1)	1,482	94,181
PepsiCo, Inc.(2)	3,708	506,772
		1,151,077
Biotechnology — 3.4%
AbbVie, Inc.	2,573	227,813
Amgen, Inc.	954	229,981
Biogen, Inc.(1)	659	195,545
Gilead Sciences, Inc.	2,351	152,768
Incyte Corp.(1)	2,393	208,957
		1,015,064
Building Products — 1.5%
Builders FirstSource, Inc.(1)	9,641	244,978
Johnson Controls International plc	1,634	66,520
Masco Corp.	2,673	128,277
		439,775
Capital Markets — 1.9%
Evercore, Inc., Class A	2,906	217,253

6

	Shares	Value
MarketAxess Holdings, Inc.	308	$116,766
MSCI, Inc.	929	239,849
		573,868
Chemicals — 1.5%
Axalta Coating Systems Ltd.(1)	952	28,941
NewMarket Corp.	297	144,496
Valvoline, Inc.	12,163	260,410
		433,847
Commercial Services and Supplies — 3.7%
Cimpress plc(1)	124	15,595
Republic Services, Inc.(2)	6,030	540,469
Ritchie Bros Auctioneers, Inc.	3,927	168,665
Tetra Tech, Inc.	2,459	211,867
Waste Management, Inc.	1,433	163,305
		1,099,901
Communications Equipment — 1.4%
Cisco Systems, Inc.	3,316	159,035
Motorola Solutions, Inc.	1,550	249,767
		408,802
Construction and Engineering — 2.4%
EMCOR Group, Inc.	6,683	576,743
MasTec, Inc.(1)	2,208	141,665
		718,408
Consumer Finance — 2.0%
Discover Financial Services	4,068	345,048
Synchrony Financial	7,111	256,067
		601,115
Containers and Packaging — 1.2%
Ardagh Group SA	12,162	238,132
Berry Global Group, Inc.(1)	926	43,976
Packaging Corp. of America	664	74,361
		356,469
Diversified Telecommunication Services — 2.6%
CenturyLink, Inc.	14,313	189,075
Verizon Communications, Inc.(2)	9,411	577,835
		766,910
Electric Utilities — 0.3%
IDACORP, Inc.	700	74,760
NextEra Energy, Inc.	76	18,404
		93,164
Electronic Equipment, Instruments and Components — 4.8%
CDW Corp.(2)	4,252	607,355
FLIR Systems, Inc.	3,268	170,165
Keysight Technologies, Inc.(1)	2,514	258,012
National Instruments Corp.	4,756	201,369
Zebra Technologies Corp., Class A(1)(2)	736	188,004
		1,424,905

7

	Shares	Value
Entertainment — 0.7%
Electronic Arts, Inc.(1)	1,950	$209,645
Equity Real Estate Investment Trusts (REITs) — 4.7%
American Tower Corp.	1,125	258,548
Equity Lifestyle Properties, Inc.	2,482	174,708
Extra Space Storage, Inc.	1,987	209,867
GEO Group, Inc. (The)	6,157	102,268
National Storage Affiliates Trust	544	18,289
PS Business Parks, Inc.(2)	2,693	443,995
SBA Communications Corp.	270	65,067
Weingarten Realty Investors	3,624	113,214
		1,385,956
Food and Staples Retailing — 0.1%
Performance Food Group Co.(1)	794	40,875
Food Products — 2.5%
Flowers Foods, Inc.	820	17,827
General Mills, Inc.	2,921	156,449
Hershey Co. (The)	3,739	549,558
Simply Good Foods Co. (The)(1)	552	15,754
		739,588
Health Care Equipment and Supplies — 1.5%
Align Technology, Inc.(1)	393	109,663
Hologic, Inc.(1)	3,815	199,181
NuVasive, Inc.(1)	1,708	132,097
		440,941
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	1,129	158,805
Hotels, Restaurants and Leisure — 0.2%
Texas Roadhouse, Inc.	988	55,644
Household Products — 0.7%
Colgate-Palmolive Co.	2,109	145,184
Procter & Gamble Co. (The)	537	67,071
		212,255
Insurance — 1.9%
Progressive Corp. (The)(2)	7,877	570,216
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A(1)(2)	321	429,944
Facebook, Inc., Class A(1)(2)	2,848	584,552
		1,014,496
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	302	558,048
eBay, Inc.	6,403	231,212
		789,260
IT Services — 7.8%
Akamai Technologies, Inc.(1)	1,248	107,802
Amdocs Ltd.	876	63,238
Booz Allen Hamilton Holding Corp.(2)	6,019	428,131

8

	Shares	Value
EVERTEC, Inc.	2,867	$97,593
Mastercard, Inc., Class A(2)	1,827	545,524
PayPal Holdings, Inc.(1)(2)	4,875	527,329
Visa, Inc., Class A	2,915	547,729
		2,317,346
Life Sciences Tools and Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(1)	196	72,526
Thermo Fisher Scientific, Inc.(2)	1,592	517,193
		589,719
Machinery — 0.7%
Allison Transmission Holdings, Inc.	4,179	201,929
Metals and Mining — 2.3%
Kinross Gold Corp. (New York)(1)	18,855	89,373
Royal Gold, Inc.(2)	4,730	578,242
		667,615
Oil, Gas and Consumable Fuels — 1.3%
Continental Resources, Inc.	3,683	126,327
EOG Resources, Inc.	742	62,150
HollyFrontier Corp.	3,715	188,388
		376,865
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	2,098	134,671
Horizon Therapeutics plc(1)	6,271	227,010
Jazz Pharmaceuticals plc(1)	837	124,947
Zoetis, Inc.	242	32,029
		518,657
Professional Services — 3.6%
CoStar Group, Inc.(1)	698	417,613
IHS Markit Ltd.(1)	5,865	441,928
Verisk Analytics, Inc.	1,365	203,849
		1,063,390
Semiconductors and Semiconductor Equipment — 5.9%
Analog Devices, Inc.	515	61,203
Cirrus Logic, Inc.(1)	2,305	189,955
Inphi Corp.(1)	3,093	228,944
Intel Corp.	3,272	195,829
KLA Corp.	2,695	480,168
Qorvo, Inc.(1)(2)	3,565	414,360
Texas Instruments, Inc.	1,396	179,093
		1,749,552
Software — 11.2%
Adobe, Inc.(1)	619	204,152
ANSYS, Inc.(1)	1,403	361,146
Cadence Design Systems, Inc.(1)(2)	5,914	410,195
Fortinet, Inc.(1)	469	50,071
Intuit, Inc.(2)	2,204	577,294
LogMeIn, Inc.	857	73,479

9

	Shares	Value
Microsoft Corp.(2)	3,786	$597,052
Open Text Corp.	4,007	176,589
Oracle Corp. (New York)(2)	10,781	571,177
Proofpoint, Inc.(1)	936	107,434
ServiceNow, Inc.(1)	284	80,179
Synopsys, Inc.(1)	365	50,808
Verint Systems, Inc.(1)	1,049	58,073
		3,317,649
Specialty Retail — 2.6%
AutoZone, Inc.(1)	443	527,750
Murphy USA, Inc.(1)	701	82,017
O'Reilly Automotive, Inc.(1)	335	146,817
		756,584
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.(2)	2,139	628,117
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	999	101,209
Thrifts and Mortgage Finance — 3.0%
Essent Group Ltd.(2)	8,739	454,341
Flagstar Bancorp, Inc.	7,584	290,088
Radian Group, Inc.	5,178	130,278
		874,707
Trading Companies and Distributors — 0.7%
HD Supply Holdings, Inc.(1)	4,947	198,968
TOTAL COMMON STOCKS (Cost $25,644,392)		32,197,645
RIGHTS†
Pharmaceuticals†
Bristol-Myers Squibb Co.(1) (Cost $4,469)	2,098	6,315
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 108.6% (Cost $25,648,861)		32,203,960
COMMON STOCKS SOLD SHORT — (36.2)%
Aerospace and Defense — (0.9)%
Arconic, Inc.	(4,465)	(137,388)
Axon Enterprise, Inc.	(1,137)	(83,319)
BWX Technologies, Inc.	(682)	(42,339)
		(263,046)
Auto Components — (0.1)%
Dorman Products, Inc.	(239)	(18,097)
Banks — (5.3)%
BOK Financial Corp.	(1,237)	(108,114)
First Financial Bancorp	(3,659)	(93,085)
Fulton Financial Corp.	(2,168)	(37,788)
Independent Bank Corp. (Massachusetts)	(4,189)	(348,734)
Old National Bancorp	(2,772)	(50,700)
People's United Financial, Inc.	(11,628)	(196,513)
Pinnacle Financial Partners, Inc.	(8,523)	(545,472)

10

	Shares	Value
United Bankshares, Inc.	(4,944)	$(191,135)
		(1,571,541)
Biotechnology — (2.0)%
Exact Sciences Corp.	(613)	(56,690)
Global Blood Therapeutics, Inc.	(1,104)	(87,757)
Immunomedics, Inc.	(4,122)	(87,222)
Madrigal Pharmaceuticals, Inc.	(418)	(38,084)
Mirati Therapeutics, Inc.	(702)	(90,460)
PTC Therapeutics, Inc.	(491)	(23,583)
Sage Therapeutics, Inc.	(621)	(44,830)
Sarepta Therapeutics, Inc.	(705)	(90,973)
Ultragenyx Pharmaceutical, Inc.	(1,795)	(76,664)
		(596,263)
Capital Markets — (1.0)%
Ares Management Corp., Class A	(2,330)	(83,158)
Brookfield Asset Management, Inc., Class A	(1,692)	(97,798)
KKR & Co., Inc., Class A	(3,484)	(101,628)
		(282,584)
Chemicals — (0.4)%
International Flavors & Fragrances, Inc.	(875)	(112,892)
Construction and Engineering — (0.4)%
Fluor Corp.	(1,720)	(32,473)
Granite Construction, Inc.	(3,328)	(92,086)
		(124,559)
Diversified Consumer Services — (0.4)%
Laureate Education, Inc., Class A	(6,839)	(120,435)
Diversified Telecommunication Services — (0.2)%
Iridium Communications, Inc.	(2,798)	(68,943)
Electric Utilities — (0.6)%
Eversource Energy	(2,105)	(179,072)
Electronic Equipment, Instruments and Components — (1.2)%
IPG Photonics Corp.	(2,483)	(359,836)
Entertainment — (1.1)%
Walt Disney Co. (The)	(2,164)	(312,979)
Equity Real Estate Investment Trusts (REITs) — (1.1)%
Alexandria Real Estate Equities, Inc.	(1,132)	(182,909)
Omega Healthcare Investors, Inc.	(1,035)	(43,832)
PotlatchDeltic Corp.	(2,004)	(86,713)
		(313,454)
Health Care Equipment and Supplies — (1.8)%
Avanos Medical, Inc.	(1,916)	(64,569)
Cantel Medical Corp.	(1,380)	(97,842)
Merit Medical Systems, Inc.	(6,119)	(191,035)
Neogen Corp.	(2,446)	(159,626)
Wright Medical Group NV	(598)	(18,227)
		(531,299)
Health Care Technology — (0.6)%
Teladoc Health, Inc.	(2,266)	(189,710)

11

	Shares	Value
Hotels, Restaurants and Leisure — (3.0)%
Hyatt Hotels Corp., Class A	(2,599)	$(233,156)
Marriott International, Inc., Class A	(158)	(23,926)
Marriott Vacations Worldwide Corp.	(1,741)	(224,171)
Shake Shack, Inc., Class A	(2,037)	(121,344)
Wendy's Co. (The)	(2,823)	(62,699)
Wyndham Hotels & Resorts, Inc.	(2,645)	(166,133)
Wynn Resorts Ltd.	(363)	(50,410)
		(881,839)
Interactive Media and Services — (0.8)%
Zillow Group, Inc., Class C	(4,947)	(227,265)
Internet and Direct Marketing Retail — (0.4)%
Wayfair, Inc., Class A	(1,323)	(119,560)
IT Services — (1.3)%
Fiserv, Inc.	(323)	(37,348)
LiveRamp Holdings, Inc.	(1,295)	(62,251)
Twilio, Inc., Class A	(2,341)	(230,073)
Verra Mobility Corp.	(4,750)	(66,453)
		(396,125)
Machinery — (0.9)%
Deere & Co.	(376)	(65,146)
Donaldson Co., Inc.	(642)	(36,992)
Welbilt, Inc.	(10,058)	(157,005)
		(259,143)
Media — (0.6)%
New York Times Co. (The), Class A	(5,895)	(189,642)
Multi-Utilities — (0.5)%
Ameren Corp.	(1,860)	(142,848)
Oil, Gas and Consumable Fuels — (0.4)%
Cheniere Energy, Inc.	(681)	(41,589)
Diamondback Energy, Inc.	(708)	(65,745)
		(107,334)
Pharmaceuticals — (0.8)%
Catalent, Inc.	(1,742)	(98,075)
MyoKardia, Inc.	(1,004)	(73,176)
Zogenix, Inc.	(1,485)	(77,413)
		(248,664)
Semiconductors and Semiconductor Equipment — (1.8)%
Advanced Micro Devices, Inc.	(889)	(40,770)
Brooks Automation, Inc.	(2,035)	(85,389)
Cabot Microelectronics Corp.	(1,429)	(206,233)
First Solar, Inc.	(3,672)	(205,485)
		(537,877)
Software — (6.6)%
2U, Inc.	(9,398)	(225,458)
8x8, Inc.	(27,302)	(499,627)
Alteryx, Inc., Class A	(596)	(59,642)

12

	Shares	Value
Envestnet, Inc.	(3,602)	$(250,807)
LivePerson, Inc.	(15,608)	(577,496)
Pluralsight, Inc., Class A	(12,814)	(220,529)
Q2 Holdings, Inc.	(496)	(40,216)
Smartsheet, Inc., Class A	(2,019)	(90,693)
		(1,964,468)
Specialty Retail — (0.3)%
Gap, Inc. (The)	(5,719)	(101,112)
Textiles, Apparel and Luxury Goods — (0.8)%
Canada Goose Holdings, Inc.	(5,267)	(190,876)
PVH Corp.	(544)	(57,202)
		(248,078)
Trading Companies and Distributors — (0.9)%
Air Lease Corp.	(5,297)	(251,713)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $10,560,820)		(10,720,378)
OTHER ASSETS AND LIABILITIES(3) — 27.6%		8,167,851
TOTAL NET ASSETS — 100.0%		$29,651,433

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $5,243,742.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $25,648,861)	$32,203,960
Foreign currency holdings, at value (cost of $25)	26
Deposits for securities sold short	8,241,841
Receivable for capital shares sold	2,584
Dividends and interest receivable	33,062
40,481,473

Liabilities
Securities sold short, at value (proceeds of $10,560,820)	10,720,378
Disbursements in excess of demand deposit cash	5,267
Payable for capital shares redeemed	52,289
Accrued management fees	38,726
Distribution and service fees payable	1,698
Dividend expense payable on securities sold short	11,682
10,830,040

Net Assets	$29,651,433

Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,715,226
Distributable earnings	4,936,207
$29,651,433

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$24,529,165	1,406,362	$17.44
I Class, $0.01 Par Value	$1,706,568	97,445	$17.51
A Class, $0.01 Par Value	$1,219,989	71,021	$17.18*
C Class, $0.01 Par Value	$1,171,086	72,819	$16.08
R Class, $0.01 Par Value	$1,024,625	60,829	$16.84
*Maximum offering price $18.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,256)	$374,695
Interest	156,576
531,271

Expenses:
Dividend expense on securities sold short	128,702
Management fees	322,256
Distribution and service fees:
A Class	1,748
C Class	6,627
R Class	2,531
Directors' fees and expenses	1,866
463,730

Net investment income (loss)	67,541

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,761,010
Securities sold short transactions	(1,246,616)
Foreign currency translation transactions	(9,957)
504,437

Change in net unrealized appreciation (depreciation) on:
Investments	(810,170)
Securities sold short	505,296
Translation of assets and liabilities in foreign currencies	(236)
(305,110)

Net realized and unrealized gain (loss)	199,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$266,868

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$67,541	$168,447
Net realized gain (loss)	504,437	(282,377)
Change in net unrealized appreciation (depreciation)	(305,110)	1,042,361
Net increase (decrease) in net assets resulting from operations	266,868	928,431

Distributions to Shareholders
From earnings:
Investor Class	(66,791)	(2,086,696)
I Class	(7,991)	(493,394)
A Class	(227)	(92,518)
C Class	—	(97,278)
R Class	—	(56,435)
Decrease in net assets from distributions	(75,009)	(2,826,321)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(21,714,888)	4,147,559

Net increase (decrease) in net assets	(21,523,029)	2,249,669

Net Assets
Beginning of period	51,174,462	48,924,793
End of period	$29,651,433	$51,174,462

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Disciplined Long Short Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

17

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

18

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.1180% to 1.3000%	0.2500% to 0.3100%	1.44%
I Class		0.0500% to 0.1100%	1.24%
A Class		0.2500% to 0.3100%	1.44%
C Class		0.2500% to 0.3100%	1.44%
R Class		0.2500% to 0.3100%	1.44%

19

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $264,084 and $219,411, respectively. The effect of interfund transactions on the Statement of Operations was $28,090 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2019 were $63,376,923 and $68,415,133, respectively.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	127,989	$2,197,026	576,438	$10,187,762
Issued in reinvestment of distributions	3,559	62,031	121,131	2,036,209
Redeemed	(644,353)	(11,081,756)	(968,570)	(17,294,663)
	(512,805)	(8,822,699)	(271,001)	(5,070,692)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	318,823	5,500,357	651,397	11,306,451
Issued in reinvestment of distributions	457	7,991	29,229	493,394
Redeemed	(1,030,895)	(17,832,892)	(149,632)	(2,578,090)
	(711,615)	(12,324,544)	530,994	9,221,755
A Class/Shares Authorized	20,000,000		20,000,000
Sold	370	6,239	9,950	178,246
Issued in reinvestment of distributions	13	222	5,471	90,602
Redeemed	(15,538)	(261,452)	(17,732)	(311,966)
	(15,155)	(254,991)	(2,311)	(43,118)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	3,714	58,364	5,841	95,016
Issued in reinvestment of distributions	—	—	6,228	97,278
Redeemed	(25,117)	(399,733)	(24,739)	(419,519)
	(21,403)	(341,369)	(12,670)	(227,225)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	7,855	130,415	21,465	369,272
Issued in reinvestment of distributions	—	—	3,467	56,435
Redeemed	(6,150)	(101,700)	(9,316)	(158,868)
	1,705	28,715	15,616	266,839
Net increase (decrease)	(1,259,273)	$(21,714,888)	260,628	$4,147,559

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

21

As of period end, the fund's investment securities and securities sold short were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,698,516
Gross tax appreciation of investments	$6,836,567
Gross tax depreciation of investments	(331,123)
Net tax appreciation (depreciation) of investments	6,505,444
Gross tax appreciation on securities sold short	862,723
Gross tax depreciation on securities sold short	(1,060,448)
Net tax appreciation (depreciation)	$6,307,719

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(1,912,843), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Subsequent Event

On September 27, 2019, the Board of Directors approved a plan of liquidation for the fund. The liquidation was effective January 24, 2020.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$17.28	0.02	0.19	0.21	(0.05)	—	(0.05)	$17.44	1.20%	2.01%(4)	1.45%(4)	0.28%(4)	134%	$24,529
2019	$18.13	0.06	0.18	0.24	—	(1.09)	(1.09)	$17.28	1.49%	2.06%	1.45%	0.36%	220%	$33,165
2018	$18.54	(0.11)	1.02	0.91	—	(1.32)	(1.32)	$18.13	5.06%	2.39%	1.44%	(0.58)%	243%	$39,702
2017	$16.17	—(5)	2.38	2.38	(0.01)	—	(0.01)	$18.54	14.65%	2.05%	1.45%	0.00%(6)	127%	$35,816
2016	$16.67	0.02	(0.25)	(0.23)	—(5)	(0.27)	(0.27)	$16.17	(1.40)%	1.91%	1.47%	0.14%	121%	$34,885
2015	$16.02	0.04	1.54	1.58	(0.01)	(0.92)	(0.93)	$16.67	10.22%	1.80%	1.45%	0.22%	115%	$47,976
I Class
2019(3)	$17.37	0.05	0.17	0.22	(0.08)	—	(0.08)	$17.51	1.27%	1.81%(4)	1.25%(4)	0.48%(4)	134%	$1,707
2019	$18.18	0.12	0.16	0.28	—	(1.09)	(1.09)	$17.37	1.71%	1.86%	1.25%	0.56%	220%	$14,052
2018	$18.55	(0.06)	1.01	0.95	—	(1.32)	(1.32)	$18.18	5.22%	2.19%	1.24%	(0.38)%	243%	$5,055
2017	$16.18	0.04	2.37	2.41	(0.04)	—	(0.04)	$18.55	14.93%	1.85%	1.25%	0.20%	127%	$401
2016	$16.69	0.04	(0.24)	(0.20)	(0.04)	(0.27)	(0.31)	$16.18	(1.26)%	1.71%	1.27%	0.34%	121%	$322
2015	$16.03	0.06	1.57	1.63	(0.05)	(0.92)	(0.97)	$16.69	10.49%	1.60%	1.25%	0.42%	115%	$1,027

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$17.00	—(5)	0.18	0.18	—(5)	—	—(5)	$17.18	1.08%	2.26%(4)	1.70%(4)	0.03%(4)	134%	$1,220
2019	$17.89	0.02	0.18	0.20	—	(1.09)	(1.09)	$17.00	1.28%	2.31%	1.70%	0.11%	220%	$1,465
2018	$18.36	(0.15)	1.00	0.85	—	(1.32)	(1.32)	$17.89	4.77%	2.64%	1.69%	(0.83)%	243%	$1,583
2017	$16.04	(0.05)	2.37	2.32	—	—	—	$18.36	14.40%	2.30%	1.70%	(0.25)%	127%	$1,956
2016	$16.59	(0.02)	(0.26)	(0.28)	—	(0.27)	(0.27)	$16.04	(1.72)%	2.16%	1.72%	(0.11)%	121%	$5,333
2015	$15.97	(0.01)	1.55	1.54	—	(0.92)	(0.92)	$16.59	9.97%	2.05%	1.70%	(0.03)%	115%	$6,083
C Class
2019(3)	$15.97	(0.06)	0.17	0.11	—	—	—	$16.08	0.69%	3.01%(4)	2.45%(4)	(0.72)%(4)	134%	$1,171
2019	$17.00	(0.11)	0.17	0.06	—	(1.09)	(1.09)	$15.97	0.50%	3.06%	2.45%	(0.64)%	220%	$1,505
2018	$17.63	(0.28)	0.97	0.69	—	(1.32)	(1.32)	$17.00	3.97%	3.39%	2.44%	(1.58)%	243%	$1,817
2017	$15.53	(0.17)	2.27	2.10	—	—	—	$17.63	13.52%	3.05%	2.45%	(1.00)%	127%	$2,199
2016	$16.18	(0.14)	(0.24)	(0.38)	—	(0.27)	(0.27)	$15.53	(2.38)%	2.91%	2.47%	(0.86)%	121%	$2,325
2015	$15.71	(0.13)	1.52	1.39	—	(0.92)	(0.92)	$16.18	9.16%	2.80%	2.45%	(0.78)%	115%	$1,306
R Class
2019(3)	$16.69	(0.02)	0.17	0.15	—	—	—	$16.84	0.90%	2.51%(4)	1.95%(4)	(0.22)%(4)	134%	$1,025
2019	$17.63	(0.02)	0.17	0.15	—	(1.09)	(1.09)	$16.69	1.01%	2.56%	1.95%	(0.14)%	220%	$987
2018	$18.15	(0.19)	0.99	0.80	—	(1.32)	(1.32)	$17.63	4.54%	2.89%	1.94%	(1.08)%	243%	$767
2017	$15.90	(0.08)	2.33	2.25	—	—	—	$18.15	14.09%	2.55%	1.95%	(0.50)%	127%	$473
2016	$16.48	(0.06)	(0.25)	(0.31)	—	(0.27)	(0.27)	$15.90	(1.91)%	2.41%	1.97%	(0.36)%	121%	$171
2015	$15.91	(0.04)	1.53	1.49	—	(0.92)	(0.92)	$16.48	9.69%	2.30%	1.95%	(0.28)%	115%	$44

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91460 2002

SEMIANNUAL REPORT
DECEMBER 31, 2019

AC Alternatives® Equity Market Neutral Fund
Investor Class (ALHIX)
I Class (ALISX)
Y Class (ALYIX)
A Class (ALIAX)
C Class (ALICX)
R Class (ALIRX)
R5 Class (ALIGX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2019
Top Ten Long Holdings	% of net assets
Activision Blizzard, Inc.	1.02%
Performance Food Group Co.	1.01%
Hologic, Inc.	1.00%
Electronic Arts, Inc.	0.99%
Artisan Partners Asset Management, Inc., Class A	0.98%
NIKE, Inc., Class B	0.97%
Acuity Brands, Inc.	0.97%
NextEra Energy, Inc.	0.96%
Allison Transmission Holdings, Inc.	0.96%
JPMorgan Chase & Co.	0.96%

Top Ten Short Holdings	% of net assets
Ares Management Corp., Class A	(1.00)%
Diamondback Energy, Inc.	(0.98)%
CyrusOne, Inc.	(0.98)%
Boston Scientific Corp.	(0.97)%
Churchill Downs, Inc.	(0.97)%
VF Corp.	(0.97)%
Aqua America, Inc.	(0.96)%
Cigna Corp.	(0.96)%
Hyatt Hotels Corp., Class A	(0.96)%
EnerSys	(0.96)%

Types of Investments in Portfolio	% of net assets
Common Stocks	83.5%
Common Stocks Sold Short	(83.2)%
Temporary Cash Investments	16.3%
Other Assets and Liabilities	83.4%*
*Amount relates primarily to deposits for securities sold short at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$962.90	$15.00	3.04%
I Class	$1,000	$964.80	$14.03	2.84%
Y Class	$1,000	$964.80	$13.78	2.79%
A Class	$1,000	$962.70	$16.23	3.29%
C Class	$1,000	$959.80	$19.90	4.04%
R Class	$1,000	$960.40	$17.44	3.54%
R5 Class	$1,000	$964.80	$14.03	2.84%
Hypothetical
Investor Class	$1,000	$1,009.85	$15.36	3.04%
I Class	$1,000	$1,010.86	$14.36	2.84%
Y Class	$1,000	$1,011.11	$14.10	2.79%
A Class	$1,000	$1,008.60	$16.61	3.29%
C Class	$1,000	$1,004.83	$20.36	4.04%
R Class	$1,000	$1,007.34	$17.86	3.54%
R5 Class	$1,000	$1,010.86	$14.36	2.84%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 83.5%
Aerospace and Defense — 2.1%
Curtiss-Wright Corp.	2,060	$290,233
L3Harris Technologies, Inc.	512	101,310
Mercury Systems, Inc.(1)(2)	4,025	278,168
		669,711
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,998	234,444
Auto Components — 1.5%
Adient plc(1)	9,193	195,351
Gentex Corp.	10,014	290,206
		485,557
Banks — 8.0%
Bank of America Corp.(2)	8,737	307,717
CIT Group, Inc.	722	32,945
Comerica, Inc.	4,048	290,444
East West Bancorp, Inc.	6,398	311,583
First Citizens BancShares, Inc., Class A(2)	506	269,298
JPMorgan Chase & Co.(2)	2,238	311,977
Popular, Inc.	5,189	304,854
SVB Financial Group(1)	1,211	304,009
Wells Fargo & Co.(2)	5,332	286,862
Zions Bancorp N.A.	3,457	179,487
		2,599,176
Beverages — 0.8%
PepsiCo, Inc.	1,890	258,306
Biotechnology — 1.8%
AbbVie, Inc.	1,139	100,847
Alexion Pharmaceuticals, Inc.(1)	899	97,227
Amgen, Inc.	443	106,794
Biogen, Inc.(1)	338	100,295
Halozyme Therapeutics, Inc.(1)	5,530	98,047
Incyte Corp.(1)	1,092	95,353
		598,563
Building Products — 1.8%
Builders FirstSource, Inc.(1)(2)	11,681	296,814
Masco Corp.(2)	6,199	297,490
		594,304
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	9,830	317,706
Evercore, Inc., Class A	3,747	280,126
MSCI, Inc.	1,174	303,103
		900,935

	Shares	Value
Chemicals — 1.9%
CF Industries Holdings, Inc.	1,785	$85,216
NewMarket Corp.	572	278,289
Valvoline, Inc.	12,467	266,919
		630,424
Commercial Services and Supplies — 2.6%
Cimpress plc(1)	715	89,926
Clean Harbors, Inc.(1)(2)	3,490	299,267
Tetra Tech, Inc.	3,318	285,879
UniFirst Corp.	903	182,388
		857,460
Communications Equipment — 2.0%
Ciena Corp.(1)	6,597	281,626
Cisco Systems, Inc.	5,977	286,657
Viavi Solutions, Inc.(1)	6,462	96,930
		665,213
Construction and Engineering — 1.7%
EMCOR Group, Inc.(2)	3,214	277,368
MasTec, Inc.(1)(2)	4,110	263,698
		541,066
Consumer Finance — 3.6%
American Express Co.	2,392	297,780
Discover Financial Services(2)	3,423	290,339
OneMain Holdings, Inc.	6,854	288,896
Synchrony Financial	7,837	282,210
		1,159,225
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	4,874	299,264
Electric Utilities — 1.9%
IDACORP, Inc.	2,825	301,710
NextEra Energy, Inc.	1,295	313,597
		615,307
Electrical Equipment — 1.0%
Acuity Brands, Inc.	2,294	316,572
Electronic Equipment, Instruments and Components — 2.5%
CDW Corp.	1,718	245,399
Keysight Technologies, Inc.(1)(2)	2,700	277,101
National Instruments Corp.	6,709	284,059
		806,559
Entertainment — 2.9%
Activision Blizzard, Inc.	5,565	330,672
Electronic Arts, Inc.(1)(2)	3,001	322,638
Take-Two Interactive Software, Inc.(1)	2,430	297,505
		950,815
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexander & Baldwin, Inc.	12,872	269,797
Outfront Media, Inc.(2)	11,625	311,783

	Shares	Value
Sunstone Hotel Investors, Inc.	10,894	$151,644
Weingarten Realty Investors	3,325	103,873
		837,097
Food and Staples Retailing — 1.0%
Performance Food Group Co.(1)(2)	6,379	328,391
Food Products — 1.1%
General Mills, Inc.	1,389	74,395
Hershey Co. (The)	2,024	297,487
		371,882
Health Care Equipment and Supplies — 2.9%
Hologic, Inc.(1)	6,265	327,096
Integer Holdings Corp.(1)(2)	3,813	306,679
NuVasive, Inc.(1)	2,044	158,083
Stryker Corp.	738	154,936
		946,794
Health Care Technology — 1.6%
Omnicell, Inc.(1)	3,173	259,297
Veeva Systems, Inc., Class A(1)	1,971	277,241
		536,538
Hotels, Restaurants and Leisure — 2.5%
Darden Restaurants, Inc.	2,206	240,476
Starbucks Corp.	2,992	263,057
Texas Roadhouse, Inc.	5,525	311,168
		814,701
Independent Power and Renewable Electricity Producers — 0.8%
NRG Energy, Inc.(2)	6,657	264,616
Insurance — 3.4%
Arch Capital Group Ltd.(1)	5,731	245,803
Mercury General Corp.	5,906	287,800
National General Holdings Corp.	13,293	293,775
Progressive Corp. (The)(2)	3,883	281,090
		1,108,468
Interactive Media and Services — 0.9%
Alphabet, Inc., Class A(1)	223	298,684
Internet and Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	163	301,198
eBay, Inc.(2)	7,419	267,900
		569,098
IT Services — 1.8%
Akamai Technologies, Inc.(1)	3,413	294,815
Mastercard, Inc., Class A	679	202,743
PayPal Holdings, Inc.(1)	429	46,405
Square, Inc., Class A(1)	500	31,280
		575,243
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	1,597	136,240
Bio-Rad Laboratories, Inc., Class A(1)	224	82,887

	Shares	Value
Bruker Corp.	5,981	$304,851
		523,978
Machinery — 2.1%
Allison Transmission Holdings, Inc.	6,466	312,437
Snap-on, Inc.(2)	1,711	289,844
Watts Water Technologies, Inc., Class A	865	86,292
		688,573
Metals and Mining — 1.8%
Royal Gold, Inc.	2,234	273,106
Steel Dynamics, Inc.(2)	8,965	305,169
		578,275
Oil, Gas and Consumable Fuels — 1.5%
Cabot Oil & Gas Corp.	12,391	215,727
HollyFrontier Corp.	5,171	262,222
		477,949
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	1,051	67,464
Horizon Therapeutics plc(1)	3,213	116,310
Jazz Pharmaceuticals plc(1)	700	104,496
		288,270
Professional Services — 0.8%
Verisk Analytics, Inc.	1,765	263,585
Semiconductors and Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.(1)	3,414	281,348
Intel Corp.	4,968	297,335
Qorvo, Inc.(1)(2)	2,276	264,539
Semtech Corp.(1)	5,002	264,606
Universal Display Corp.	720	148,370
		1,256,198
Software — 4.8%
Cadence Design Systems, Inc.(1)	4,278	296,722
CommVault Systems, Inc.(1)	2,151	96,021
Cornerstone OnDemand, Inc.(1)	4,912	287,597
Fair Isaac Corp.(1)	657	246,165
LogMeIn, Inc.	3,555	304,806
Oracle Corp. (New York)(2)	1,343	71,152
Proofpoint, Inc.(1)	2,293	263,190
		1,565,653
Specialty Retail — 2.0%
AutoZone, Inc.(1)	248	295,445
Lithia Motors, Inc., Class A	525	77,175
Murphy USA, Inc.(1)(2)	2,480	290,160
		662,780
Textiles, Apparel and Luxury Goods — 1.0%
NIKE, Inc., Class B	3,129	316,999
Thrifts and Mortgage Finance — 1.4%
Essent Group Ltd.(2)	5,384	279,914

	Shares	Value
Radian Group, Inc.	7,276	$183,064
		462,978
Trading Companies and Distributors — 0.9%
HD Supply Holdings, Inc.(1)	7,105	285,763
TOTAL COMMON STOCKS (Cost $23,656,981)		27,205,414
TEMPORARY CASH INVESTMENTS — 16.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $4,434,655), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $4,341,457)		4,341,131
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $986,459), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $966,035)		966,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,767	2,767
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,309,898)		5,309,898
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.8% (Cost $28,966,879)		32,515,312
COMMON STOCKS SOLD SHORT — (83.2)%
Aerospace and Defense — (1.1)%
Arconic, Inc.	(1,954)	(60,124)
BWX Technologies, Inc.	(4,759)	(295,439)
		(355,563)
Air Freight and Logistics — (0.7)%
FedEx Corp.	(1,590)	(240,424)
Airlines — (0.2)%
American Airlines Group, Inc.	(2,268)	(65,046)
Auto Components — (0.8)%
Dorman Products, Inc.	(3,502)	(265,171)
Banks — (7.6)%
Atlantic Union Bankshares Corp.	(7,561)	(283,916)
BancorpSouth Bank	(4,394)	(138,015)
BOK Financial Corp.	(2,865)	(250,401)
Cadence BanCorp	(4,193)	(76,019)
First Financial Bancorp	(11,932)	(303,550)
Fulton Financial Corp.	(16,521)	(287,961)
Independent Bank Corp. (Massachusetts)	(3,099)	(257,992)
Old National Bancorp	(15,687)	(286,915)
Pinnacle Financial Partners, Inc.	(4,834)	(309,376)
United Bankshares, Inc.	(7,201)	(278,391)
		(2,472,536)
Beverages — (0.9)%
Brown-Forman Corp., Class B	(4,496)	(303,930)
Biotechnology — (1.7)%
Bluebird Bio, Inc.	(1,060)	(93,015)
Exact Sciences Corp.	(1,107)	(102,375)
Immunomedics, Inc.	(4,999)	(105,779)
Madrigal Pharmaceuticals, Inc.	(906)	(82,546)

	Shares	Value
Sage Therapeutics, Inc.	(806)	$(58,185)
Sarepta Therapeutics, Inc.	(968)	(124,911)
		(566,811)
Capital Markets — (4.0)%
Ares Management Corp., Class A	(9,152)	(326,635)
Bank of New York Mellon Corp. (The)	(2,721)	(136,948)
CME Group, Inc.	(1,435)	(288,033)
Goldman Sachs Group, Inc. (The)	(1,171)	(269,248)
KKR & Co., Inc., Class A	(9,827)	(286,654)
		(1,307,518)
Chemicals — (0.9)%
International Flavors & Fragrances, Inc.	(2,214)	(285,650)
Commercial Services and Supplies — (0.1)%
Healthcare Services Group, Inc.	(1,707)	(41,514)
Construction and Engineering — (1.0)%
Fluor Corp.	(2,319)	(43,783)
Granite Construction, Inc.	(10,548)	(291,863)
		(335,646)
Consumer Finance — (1.0)%
SLM Corp.	(34,637)	(308,616)
Diversified Consumer Services — (0.9)%
Laureate Education, Inc., Class A	(17,219)	(303,227)
Diversified Financial Services — (0.7)%
Berkshire Hathaway, Inc., Class B	(929)	(210,419)
Electric Utilities — (2.3)%
Alliant Energy Corp.	(5,594)	(306,104)
Entergy Corp.	(1,513)	(181,257)
Eversource Energy	(3,185)	(270,948)
		(758,309)
Electrical Equipment — (1.0)%
EnerSys	(4,174)	(312,340)
Electronic Equipment, Instruments and Components — (2.4)%
Amphenol Corp., Class A	(2,848)	(308,239)
AVX Corp.	(9,078)	(185,827)
IPG Photonics Corp.	(2,052)	(297,376)
		(791,442)
Entertainment — (2.0)%
Madison Square Garden Co. (The), Class A	(1,050)	(308,900)
Netflix, Inc.	(790)	(255,620)
Walt Disney Co. (The)	(556)	(80,414)
		(644,934)
Equity Real Estate Investment Trusts (REITs) — (3.4)%
Alexandria Real Estate Equities, Inc.	(1,869)	(301,993)
Crown Castle International Corp.	(1,012)	(143,856)
CyrusOne, Inc.	(4,864)	(318,251)
Pebblebrook Hotel Trust	(2,117)	(56,757)
PotlatchDeltic Corp.	(6,605)	(285,798)
		(1,106,655)

	Shares	Value
Food Products — (3.6)%
Archer-Daniels-Midland Co.	(6,686)	$(309,896)
Conagra Brands, Inc.	(9,049)	(309,838)
Hain Celestial Group, Inc. (The)	(11,294)	(293,136)
Seaboard Corp.	(62)	(263,534)
		(1,176,404)
Gas Utilities — (0.3)%
New Jersey Resources Corp.	(2,328)	(103,759)
Health Care Equipment and Supplies — (3.8)%
Avanos Medical, Inc.	(9,136)	(307,883)
Boston Scientific Corp.	(7,014)	(317,173)
Cantel Medical Corp.	(3,969)	(281,402)
Merit Medical Systems, Inc.	(1,275)	(39,806)
Neogen Corp.	(4,503)	(293,866)
		(1,240,130)
Health Care Providers and Services — (1.9)%
Acadia Healthcare Co., Inc.	(8,793)	(292,103)
Cigna Corp.	(1,530)	(312,870)
		(604,973)
Hotels, Restaurants and Leisure — (4.2)%
Churchill Downs, Inc.	(2,297)	(315,149)
Domino's Pizza, Inc.	(544)	(159,816)
Hyatt Hotels Corp., Class A	(3,486)	(312,729)
Marriott International, Inc., Class A	(1,872)	(283,477)
Marriott Vacations Worldwide Corp.	(2,204)	(283,787)
		(1,354,958)
Household Durables — (0.7)%
Mohawk Industries, Inc.	(1,775)	(242,075)
Insurance — (0.9)%
Enstar Group Ltd.	(1,407)	(291,052)
Interactive Media and Services — (0.9)%
Zillow Group, Inc., Class C	(6,062)	(278,488)
Internet and Direct Marketing Retail — (0.9)%
Wayfair, Inc., Class A	(3,050)	(275,629)
IT Services — (3.1)%
CoreLogic, Inc.	(3,312)	(144,768)
Evo Payments, Inc., Class A	(9,662)	(255,173)
Paychex, Inc.	(3,539)	(301,027)
Twilio, Inc., Class A	(3,077)	(302,408)
		(1,003,376)
Life Sciences Tools and Services — (0.8)%
Charles River Laboratories International, Inc.	(1,772)	(270,691)
Machinery — (2.4)%
Deere & Co.	(478)	(82,818)
Donaldson Co., Inc.	(5,271)	(303,715)
Kennametal, Inc.	(2,145)	(79,129)
Westinghouse Air Brake Technologies Corp.	(3,963)	(308,322)
		(773,984)

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — (2.4)%
AGNC Investment Corp.	(14,852)	$(262,583)
Annaly Capital Management, Inc.	(27,905)	(262,865)
New Residential Investment Corp.	(15,935)	(256,713)
		(782,161)
Multi-Utilities — (2.4)%
Consolidated Edison, Inc.	(3,260)	(294,932)
NiSource, Inc.	(10,130)	(282,019)
Sempra Energy	(1,351)	(204,650)
		(781,601)
Multiline Retail — (0.3)%
Macy's, Inc.	(5,255)	(89,335)
Oil, Gas and Consumable Fuels — (4.7)%
Cheniere Energy, Inc.	(4,142)	(252,952)
Concho Resources, Inc.	(1,643)	(143,877)
Diamondback Energy, Inc.	(3,444)	(319,810)
Exxon Mobil Corp.	(4,168)	(290,843)
Targa Resources Corp.	(6,630)	(270,703)
Williams Cos., Inc. (The)	(11,172)	(265,000)
		(1,543,185)
Pharmaceuticals — (1.1)%
Catalent, Inc.	(1,986)	(111,812)
MyoKardia, Inc.	(1,573)	(114,648)
Zogenix, Inc.	(2,191)	(114,217)
		(340,677)
Professional Services — (0.8)%
ManpowerGroup, Inc.	(2,701)	(262,267)
Real Estate Management and Development — (1.7)%
Howard Hughes Corp. (The)	(2,244)	(284,539)
Kennedy-Wilson Holdings, Inc.	(12,653)	(282,162)
		(566,701)
Road and Rail — (1.3)%
JB Hunt Transport Services, Inc.	(2,247)	(262,405)
Ryder System, Inc.	(2,997)	(162,767)
		(425,172)
Semiconductors and Semiconductor Equipment — (2.4)%
Brooks Automation, Inc.	(5,323)	(223,353)
Cabot Microelectronics Corp.	(1,849)	(266,847)
First Solar, Inc.	(5,458)	(305,430)
		(795,630)
Software — (3.5)%
2U, Inc.	(12,772)	(306,400)
8x8, Inc.	(14,420)	(263,886)
Envestnet, Inc.	(4,478)	(311,803)
LivePerson, Inc.	(6,979)	(258,223)
		(1,140,312)
Specialty Retail — (2.5)%
Floor & Decor Holdings, Inc., Class A	(5,298)	(269,191)

	Shares	Value
Gap, Inc. (The)	(16,848)	$(297,873)
Penske Automotive Group, Inc.	(4,961)	(249,141)
		(816,205)
Textiles, Apparel and Luxury Goods — (1.0)%
VF Corp.	(3,161)	(315,025)
Trading Companies and Distributors — (1.9)%
Air Lease Corp.	(5,557)	(264,069)
GATX Corp.	(3,523)	(291,880)
Univar Solutions, Inc.	(2,980)	(72,235)
		(628,184)
Water Utilities — (1.0)%
Aqua America, Inc.	(6,693)	(314,169)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $25,150,189)		(27,091,894)
OTHER ASSETS AND LIABILITIES(3) — 83.4%		27,149,928
TOTAL NET ASSETS — 100.0%		$32,573,346

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $6,160,905.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $28,966,879)	$32,515,312
Deposits for securities sold short	27,734,357
Receivable for capital shares sold	1,596
Dividends and interest receivable	56,839
60,308,104

Liabilities
Securities sold short, at value (proceeds of $25,150,189)	27,091,894
Disbursements in excess of demand deposit cash	1,621
Payable for investments purchased	104,737
Payable for capital shares redeemed	441,960
Accrued management fees	37,642
Distribution and service fees payable	2,323
Dividend expense payable on securities sold short	54,581
27,734,758

Net Assets	$32,573,346

Net Assets Consist of:
Capital (par value and paid-in surplus)	$33,169,489
Distributable earnings	(596,143)
$32,573,346

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,749,815	1,554,003	$10.13
I Class, $0.01 Par Value	$12,216,347	1,173,113	$10.41
Y Class, $0.01 Par Value	$4,771	458	$10.42
A Class, $0.01 Par Value	$1,542,459	157,273	$9.81*
C Class, $0.01 Par Value	$1,292,704	146,300	$8.84
R Class, $0.01 Par Value	$1,762,484	186,020	$9.47
R5 Class, $0.01 Par Value	$4,766	458	$10.41
*Maximum offering price $10.41 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,615)	$440,633
Interest	416,587
857,220

Expenses:
Dividend expense on securities sold short	435,135
Management fees	333,682
Distribution and service fees:
A Class	2,975
C Class	9,094
R Class	5,180
Directors' fees and expenses	2,130
Other expenses	167
788,363

Net investment income (loss)	68,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,736,096
Securities sold short transactions	(4,173,445)
Foreign currency translation transactions	(6,094)
(1,443,443)

Change in net unrealized appreciation (depreciation) on:
Investments	(993,026)
Securities sold short	674,104
Translation of assets and liabilities in foreign currencies	(350)
(319,272)

Net realized and unrealized gain (loss)	(1,762,715)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,693,858)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$68,857	$381,871
Net realized gain (loss)	(1,443,443)	1,176,509
Change in net unrealized appreciation (depreciation)	(319,272)	(2,798,465)
Net increase (decrease) in net assets resulting from operations	(1,693,858)	(1,240,085)

Distributions to Shareholders
From earnings:
Investor Class	—	(1,794,225)
I Class	—	(1,330,784)
Y Class	—	(145,291)
A Class	—	(169,123)
C Class	—	(242,745)
R Class	—	(122,773)
R5 Class	—	(247)
Decrease in net assets from distributions	—	(3,805,188)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,203,493)	(13,231,865)

Net increase (decrease) in net assets	(26,897,351)	(18,277,138)

Net Assets
Beginning of period	59,470,697	77,747,835
End of period	$32,573,346	$59,470,697

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	1.0480% to 1.2300%	0.2500% to 0.3100%	1.37%
I Class		0.0500% to 0.1100%	1.17%
Y Class		0.0000% to 0.0600%	1.12%
A Class		0.2500% to 0.3100%	1.37%
C Class		0.2500% to 0.3100%	1.37%
R Class		0.2500% to 0.3100%	1.37%
R5 Class		0.0500% to 0.1100%	1.17%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the period ended December 31, 2019 were $68,532,746 and $66,268,727, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	83,250	$874,143	704,735	$7,814,316
Issued in reinvestment of distributions	—	—	166,521	1,788,434
Redeemed	(733,451)	(7,601,313)	(1,920,574)	(20,976,407)
	(650,201)	(6,727,170)	(1,049,318)	(11,373,657)
I Class/Shares Authorized	30,000,000		30,000,000
Sold	172,168	1,867,492	1,444,629	16,160,116
Issued in reinvestment of distributions	—	—	120,860	1,330,671
Redeemed	(1,100,038)	(11,690,781)	(1,964,168)	(21,951,558)
	(927,870)	(9,823,289)	(398,679)	(4,460,771)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	202,500	2,197,389	531,068	5,973,794
Issued in reinvestment of distributions	—	—	13,196	145,291
Redeemed	(798,438)	(8,488,192)	(13,755)	(153,091)
	(595,938)	(6,290,803)	530,509	5,965,994
A Class/Shares Authorized	20,000,000		20,000,000
Sold	5,616	57,277	75,025	818,155
Issued in reinvestment of distributions	—	—	15,992	166,638
Redeemed	(121,780)	(1,217,292)	(159,265)	(1,713,766)
	(116,164)	(1,160,015)	(68,248)	(728,973)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,089	19,070	58,746	575,762
Issued in reinvestment of distributions	—	—	25,091	237,364
Redeemed	(101,467)	(927,099)	(330,642)	(3,193,876)
	(99,378)	(908,029)	(246,805)	(2,380,750)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	8,016	78,873	21,734	224,860
Issued in reinvestment of distributions	—	—	12,166	122,762
Redeemed	(38,495)	(372,549)	(57,536)	(596,445)
	(30,479)	(293,676)	(23,636)	(248,823)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	159	1,696	7,859	89,105
Issued in reinvestment of distributions	—	—	22	247
Redeemed	(208)	(2,207)	(8,325)	(94,237)
	(49)	(511)	(444)	(4,885)
Net increase (decrease)	(2,420,079)	$(25,203,493)	(1,256,621)	$(13,231,865)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$27,205,414	—	—
Temporary Cash Investments	2,767	$5,307,131	—
	$27,208,181	$5,307,131	—

Liabilities
Securities Sold Short
Common Stocks	$27,091,894	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,041,060
Gross tax appreciation of investments	$4,007,509
Gross tax depreciation of investments	(533,257)
Net tax appreciation (depreciation) of investments	$3,474,252
Gross tax appreciation on securities sold short	1,247,929
Gross tax depreciation on securities sold short	(3,189,634)
Net tax appreciation (depreciation)	$1,532,547

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(183,233), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Subsequent Event

On September 27, 2019, the Board of Directors approved a plan of liquidation for the fund. The liquidation was effective January 24, 2020.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.51	0.01	(0.39)	(0.38)	—	$10.13	(3.71)%	3.04%(4)	1.38%(4)	0.23%(4)	141%	$15,750
2019	$11.30	0.06	(0.30)	(0.24)	(0.55)	$10.51	(2.17)%	3.13%	1.38%	0.53%	307%	$23,171
2018	$11.11	(0.08)	0.27	0.19	—	$11.30	1.71%	3.07%	1.38%	(0.69)%	289%	$36,778
2017	$11.01	(0.13)	0.23	0.10	—	$11.11	0.91%	2.92%	1.38%	(1.17)%	344%	$80,666
2016	$11.12	(0.14)	0.03	(0.11)	—	$11.01	(0.99)%	2.93%	1.40%	(1.25)%	235%	$84,899
2015	$11.24	(0.16)	0.04	(0.12)	—	$11.12	(1.07)%	2.91%	1.38%	(1.42)%	243%	$57,263
I Class
2019(3)	$10.79	0.02	(0.40)	(0.38)	—	$10.41	(3.52)%	2.84%(4)	1.18%(4)	0.43%(4)	141%	$12,216
2019	$11.57	0.08	(0.31)	(0.23)	(0.55)	$10.79	(2.12)%	2.93%	1.18%	0.73%	307%	$22,672
2018	$11.34	(0.05)	0.28	0.23	—	$11.57	2.03%	2.87%	1.18%	(0.49)%	289%	$28,914
2017	$11.22	(0.11)	0.23	0.12	—	$11.34	1.07%	2.72%	1.18%	(0.97)%	344%	$21,132
2016	$11.30	(0.12)	0.04	(0.08)	—	$11.22	(0.71)%	2.73%	1.20%	(1.05)%	235%	$14,129
2015	$11.41	(0.14)	0.03	(0.11)	—	$11.30	(0.96)%	2.71%	1.18%	(1.22)%	243%	$9,509
Y Class
2019(3)	$10.80	0.04	(0.42)	(0.38)	—	$10.42	(3.52)%	2.79%(4)	1.13%(4)	0.48%(4)	141%	$5
2019	$11.57	0.09	(0.31)	(0.22)	(0.55)	$10.80	(2.03)%	2.88%	1.13%	0.78%	307%	$6,441
2018	$11.34	(0.01)	0.24	0.23	—	$11.57	2.03%	2.82%	1.13%	(0.44)%	289%	$762
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	—	$11.34	(1.13)%	2.67%(4)	1.13%(4)	(0.64)%(4)	344%(6)	$5

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$10.18	—(7)	(0.37)	(0.37)	—	$9.81	(3.73)%	3.29%(4)	1.63%(4)	(0.02)%(4)	141%	$1,542
2019	$11.00	0.03	(0.30)	(0.27)	(0.55)	$10.18	(2.42)%	3.38%	1.63%	0.28%	307%	$2,785
2018	$10.83	(0.10)	0.27	0.17	—	$11.00	1.48%	3.32%	1.63%	(0.94)%	289%	$3,757
2017	$10.76	(0.16)	0.23	0.07	—	$10.83	0.65%	3.17%	1.63%	(1.42)%	344%	$4,888
2016	$10.90	(0.17)	0.03	(0.14)	—	$10.76	(1.28)%	3.18%	1.65%	(1.50)%	235%	$11,113
2015	$11.04	(0.19)	0.05	(0.14)	—	$10.90	(1.27)%	3.16%	1.63%	(1.67)%	243%	$18,129
C Class
2019(3)	$9.21	(0.04)	(0.33)	(0.37)	—	$8.84	(4.02)%	4.04%(4)	2.38%(4)	(0.77)%(4)	141%	$1,293
2019	$10.07	(0.04)	(0.27)	(0.31)	(0.55)	$9.21	(3.26)%	4.13%	2.38%	(0.47)%	307%	$2,263
2018	$10.00	(0.17)	0.24	0.07	—	$10.07	0.70%	4.07%	2.38%	(1.69)%	289%	$4,960
2017	$10.01	(0.22)	0.21	(0.01)	—	$10.00	(0.10)%	3.92%	2.38%	(2.17)%	344%	$5,207
2016	$10.20	(0.23)	0.04	(0.19)	—	$10.01	(1.86)%	3.93%	2.40%	(2.25)%	235%	$7,182
2015	$10.42	(0.25)	0.03	(0.22)	—	$10.20	(2.11)%	3.91%	2.38%	(2.42)%	243%	$6,413
R Class
2019(3)	$9.85	(0.02)	(0.36)	(0.38)	—	$9.47	(3.96)%	3.54%(4)	1.88%(4)	(0.27)%(4)	141%	$1,762
2019	$10.68	—(7)	(0.28)	(0.28)	(0.55)	$9.85	(2.68)%	3.63%	1.88%	0.03%	307%	$2,133
2018	$10.55	(0.13)	0.26	0.13	—	$10.68	1.23%	3.57%	1.88%	(1.19)%	289%	$2,565
2017	$10.51	(0.18)	0.22	0.04	—	$10.55	0.38%	3.42%	1.88%	(1.67)%	344%	$3,416
2016	$10.66	(0.19)	0.04	(0.15)	—	$10.51	(1.41)%	3.43%	1.90%	(1.75)%	235%	$3,742
2015	$10.83	(0.21)	0.04	(0.17)	—	$10.66	(1.57)%	3.41%	1.88%	(1.92)%	243%	$2,187

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$10.79	0.02	(0.40)	(0.38)	—	$10.41	(3.52)%	2.84%(4)	1.18%(4)	0.43%(4)	141%	$5
2019	$11.56	0.11	(0.33)	(0.22)	(0.55)	$10.79	(2.03)%	2.93%	1.18%	0.73%	307%	$5
2018	$11.34	(0.04)	0.26	0.22	—	$11.56	1.94%	2.87%	1.18%	(0.49)%	289%	$11
2017(5)	$11.47	(0.02)	(0.11)	(0.13)	—	$11.34	(1.13)%	2.72%(4)	1.18%(4)	(0.69)%(4)	344%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91452 2002

Semiannual Report

December 31, 2019

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.1%
Facebook, Inc., Class A	3.0%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
NIKE, Inc., Class B	1.7%
Zoetis, Inc.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%

Top Five Industries	% of net assets
Software	17.6%
Technology Hardware, Storage and Peripherals	9.0%
IT Services	8.8%
Interactive Media and Services	8.1%
Internet and Direct Marketing Retail	6.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,090.60	$5.31	1.01%
I Class	$1,000	$1,091.70	$4.26	0.81%
Y Class	$1,000	$1,092.10	$4.00	0.76%
A Class	$1,000	$1,089.70	$6.62	1.26%
C Class	$1,000	$1,085.10	$10.53	2.01%
R Class	$1,000	$1,088.40	$7.93	1.51%
R5 Class	$1,000	$1,092.10	$4.26	0.81%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.13	1.01%
I Class	$1,000	$1,021.06	$4.12	0.81%
Y Class	$1,000	$1,021.32	$3.86	0.76%
A Class	$1,000	$1,018.80	$6.39	1.26%
C Class	$1,000	$1,015.03	$10.18	2.01%
R Class	$1,000	$1,017.55	$7.66	1.51%
R5 Class	$1,000	$1,021.06	$4.12	0.81%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 1.3%
Boeing Co. (The)	2,977	$969,788
HEICO Corp.	37,207	4,247,179
Northrop Grumman Corp.	3,364	1,157,115
		6,374,082
Banks — 0.5%
Comerica, Inc.	14,812	1,062,761
SVB Financial Group(1)	4,882	1,225,577
		2,288,338
Beverages†
Coca-Cola Co. (The)	199	11,015
Biotechnology — 3.6%
AbbVie, Inc.	30,324	2,684,887
Amgen, Inc.	12,125	2,922,974
Biogen, Inc.(1)	1,814	538,268
Incyte Corp.(1)	48,866	4,266,979
Vertex Pharmaceuticals, Inc.(1)	32,139	7,036,834
		17,449,942
Building Products — 2.0%
Builders FirstSource, Inc.(1)	56,505	1,435,792
Lennox International, Inc.	11,636	2,838,835
Masco Corp.	37,026	1,776,878
Simpson Manufacturing Co., Inc.	23,396	1,877,061
Universal Forest Products, Inc.	36,953	1,762,658
		9,691,224
Capital Markets — 3.1%
Artisan Partners Asset Management, Inc., Class A	64,099	2,071,680
MarketAxess Holdings, Inc.	8,101	3,071,170
Moody's Corp.	7,727	1,834,467
MSCI, Inc.	24,571	6,343,741
Piper Jaffray Cos.	8,749	699,395
PJT Partners, Inc., Class A	15,399	694,957
		14,715,410
Chemicals — 0.7%
PPG Industries, Inc.	12,403	1,655,677
Sherwin-Williams Co. (The)	2,993	1,746,535
		3,402,212
Commercial Services and Supplies — 1.9%
Cimpress plc(1)	14,741	1,853,976
Cintas Corp.	6,227	1,675,561
MSA Safety, Inc.	22,494	2,842,342
Republic Services, Inc.	12,058	1,080,758
Tetra Tech, Inc.	11,715	1,009,364

6

	Shares	Value
Waste Management, Inc.	7,152	$815,042
		9,277,043
Communications Equipment — 0.6%
Cisco Systems, Inc.	27,103	1,299,860
Motorola Solutions, Inc.	9,687	1,560,963
		2,860,823
Construction and Engineering — 0.3%
MasTec, Inc.(1)	20,373	1,307,132
Consumer Finance — 0.2%
American Express Co.	8,151	1,014,718
Containers and Packaging — 0.4%
Ball Corp.	29,114	1,882,802
Distributors — 0.1%
Core-Mark Holding Co., Inc.	20,996	570,881
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	9,841	1,479,004
Electronic Equipment, Instruments and Components — 1.9%
CDW Corp.	28,719	4,102,222
Keysight Technologies, Inc.(1)	33,017	3,388,535
National Instruments Corp.	38,039	1,610,571
		9,101,328
Entertainment — 1.4%
Electronic Arts, Inc.(1)	11,653	1,252,814
Netflix, Inc.(1)	1,232	398,638
Take-Two Interactive Software, Inc.(1)	31,879	3,902,946
Zynga, Inc., Class A(1)	220,858	1,351,651
		6,906,049
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	20,781	4,775,889
SBA Communications Corp.	8,745	2,107,458
		6,883,347
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	5,134	1,508,985
Food Products — 0.2%
Hershey Co. (The)	1,501	220,617
John B Sanfilippo & Son, Inc.	10,487	957,253
		1,177,870
Health Care Equipment and Supplies — 4.8%
Align Technology, Inc.(1)	4,584	1,279,119
DexCom, Inc.(1)	22,436	4,907,651
Hologic, Inc.(1)	21,358	1,115,101
IDEXX Laboratories, Inc.(1)	16,363	4,272,870
Masimo Corp.(1)	19,187	3,032,697
Penumbra, Inc.(1)	6,962	1,143,648
ResMed, Inc.	20,855	3,231,899
Stryker Corp.	10,983	2,305,771
West Pharmaceutical Services, Inc.	10,774	1,619,656
		22,908,412

7

	Shares	Value
Health Care Providers and Services — 2.1%
Chemed Corp.	12,277	$5,392,795
CorVel Corp.(1)	15,013	1,311,536
UnitedHealth Group, Inc.	10,672	3,137,354
		9,841,685
Health Care Technology — 1.7%
Cerner Corp.	40,571	2,977,506
NextGen Healthcare, Inc.(1)	21,458	344,830
Omnicell, Inc.(1)	23,750	1,940,850
Veeva Systems, Inc., Class A(1)	19,510	2,744,276
		8,007,462
Hotels, Restaurants and Leisure — 1.5%
Chipotle Mexican Grill, Inc.(1)	1,427	1,194,556
Hilton Worldwide Holdings, Inc.	13,677	1,516,916
Starbucks Corp.	37,455	3,293,044
Yum! Brands, Inc.	14,011	1,411,328
		7,415,844
Household Durables — 0.5%
NVR, Inc.(1)	485	1,847,079
Sonos, Inc.(1)	29,383	458,962
		2,306,041
Household Products — 0.4%
Colgate-Palmolive Co.	12,396	853,341
Procter & Gamble Co. (The)	6,808	850,319
		1,703,660
Insurance — 0.3%
Arch Capital Group Ltd.(1)	32,561	1,396,541
Interactive Media and Services — 8.1%
Alphabet, Inc., Class A(1)	14,562	19,504,197
Facebook, Inc., Class A(1)	70,604	14,491,471
IAC/InterActiveCorp(1)	6,489	1,616,475
Match Group, Inc.(1)	38,799	3,185,786
		38,797,929
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	15,476	28,597,172
eBay, Inc.	70,236	2,536,222
Etsy, Inc.(1)	29,904	1,324,747
		32,458,141
IT Services — 8.8%
Accenture plc, Class A	22,291	4,693,816
Akamai Technologies, Inc.(1)	9,755	842,637
Automatic Data Processing, Inc.	7,400	1,261,700
Booz Allen Hamilton Holding Corp.	20,767	1,477,157
CSG Systems International, Inc.	14,863	769,606
EVERTEC, Inc.	41,939	1,427,604
Jack Henry & Associates, Inc.	19,618	2,857,754
Mastercard, Inc., Class A	28,343	8,462,936

8

	Shares	Value
PayPal Holdings, Inc.(1)	58,801	$6,360,504
Square, Inc., Class A(1)	18,955	1,185,825
VeriSign, Inc.(1)	17,834	3,436,255
Visa, Inc., Class A	49,020	9,210,858
		41,986,652
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	13,143	1,121,229
Illumina, Inc.(1)	3,780	1,253,977
		2,375,206
Machinery — 1.0%
Allison Transmission Holdings, Inc.	22,468	1,085,654
Graco, Inc.	48,025	2,497,300
Toro Co. (The)	16,282	1,297,187
		4,880,141
Media — 1.3%
Cable One, Inc.	2,212	3,292,496
Sirius XM Holdings, Inc.	425,666	3,043,512
		6,336,008
Metals and Mining — 0.6%
Royal Gold, Inc.	22,495	2,750,014
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	23,444	1,504,870
Horizon Therapeutics plc(1)	57,955	2,097,971
Merck & Co., Inc.	20,961	1,906,403
Zoetis, Inc.	58,920	7,798,062
		13,307,306
Professional Services — 0.7%
Insperity, Inc.	13,708	1,179,437
Robert Half International, Inc.	32,642	2,061,342
		3,240,779
Road and Rail — 0.4%
Landstar System, Inc.	14,753	1,679,924
Semiconductors and Semiconductor Equipment — 3.0%
Broadcom, Inc.	16,830	5,318,617
Inphi Corp.(1)	16,301	1,206,600
Lam Research Corp.	10,316	3,016,398
Qorvo, Inc.(1)	8,064	937,279
QUALCOMM, Inc.	22,220	1,960,471
Texas Instruments, Inc.	15,267	1,958,603
		14,397,968
Software — 17.6%
Adobe, Inc.(1)	8,895	2,933,660
ANSYS, Inc.(1)	12,252	3,153,787
Aspen Technology, Inc.(1)	13,796	1,668,350
Atlassian Corp. plc, Class A(1)	28,367	3,413,685
Cadence Design Systems, Inc.(1)	61,623	4,274,171
Cornerstone OnDemand, Inc.(1)	19,471	1,140,027

9

	Shares	Value
Fair Isaac Corp.(1)	6,050	$2,266,814
Fortinet, Inc.(1)	24,336	2,598,112
Intuit, Inc.	21,259	5,568,370
Manhattan Associates, Inc.(1)	10,820	862,895
Microsoft Corp.	234,838	37,033,953
Oracle Corp. (New York)	25,459	1,348,818
Palo Alto Networks, Inc.(1)	10,022	2,317,588
Proofpoint, Inc.(1)	13,362	1,533,690
RingCentral, Inc., Class A(1)	6,939	1,170,401
salesforce.com, Inc.(1)	6,783	1,103,187
ServiceNow, Inc.(1)	12,084	3,411,555
Synopsys, Inc.(1)	28,875	4,019,400
VMware, Inc., Class A(1)	22,105	3,355,318
Zendesk, Inc.(1)	15,783	1,209,451
		84,383,232
Specialty Retail — 2.9%
AutoZone, Inc.(1)	3,542	4,219,620
Home Depot, Inc. (The)	11,512	2,513,991
Murphy USA, Inc.(1)	12,897	1,508,949
O'Reilly Automotive, Inc.(1)	3,672	1,609,291
Ross Stores, Inc.	33,851	3,940,933
		13,792,784
Technology Hardware, Storage and Peripherals — 9.0%
Apple, Inc.	147,742	43,384,438
Textiles, Apparel and Luxury Goods — 2.0%
lululemon athletica, Inc.(1)	5,306	1,229,241
NIKE, Inc., Class B	82,663	8,374,589
		9,603,830
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.	30,755	1,598,952
Trading Companies and Distributors — 0.2%
GMS, Inc.(1)	41,888	1,134,327
TOTAL COMMON STOCKS (Cost $312,427,474)		467,589,481
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $10,018,399), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $9,807,854)		9,807,118
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $2,228,295), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $2,182,079)		2,182,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,589	6,589
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,995,707)		11,995,707
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $324,423,181)		479,585,188
OTHER ASSETS AND LIABILITIES†		(194,175)
TOTAL NET ASSETS — 100.0%		$479,391,013

10

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	15	March 2020	$300	$2,625,675	$78,186
S&P 500 E-Mini	31	March 2020	$1,550	5,008,205	93,183
				$7,633,880	$171,369

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $324,423,181)	$479,585,188
Deposits with broker for futures contracts	303,300
Receivable for investments sold	70,621
Receivable for capital shares sold	228,940
Receivable for variation margin on futures contracts	17,485
Dividends and interest receivable	124,449
480,329,983

Liabilities
Payable for capital shares redeemed	534,709
Accrued management fees	374,175
Distribution and service fees payable	30,086
938,970

Net Assets	$479,391,013

Net Assets Consist of:
Capital (par value and paid-in surplus)	$296,205,269
Distributable earnings	183,185,744
$479,391,013

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$238,910,569	10,966,741	$21.79
I Class, $0.01 Par Value	$175,947,485	8,036,016	$21.89
Y Class, $0.01 Par Value	$358,046	16,339	$21.91
A Class, $0.01 Par Value	$31,056,923	1,444,002	$21.51*
C Class, $0.01 Par Value	$23,119,445	1,171,485	$19.74
R Class, $0.01 Par Value	$9,193,191	438,387	$20.97
R5 Class, $0.01 Par Value	$805,354	36,760	$21.91
*Maximum offering price $22.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,429,846
Interest	71,719
2,501,565

Expenses:
Management fees	2,368,613
Distribution and service fees:
A Class	39,608
C Class	119,322
R Class	24,583
Directors' fees and expenses	19,457
Other expenses	916
2,572,499
Fees waived(1)	(20,833)
2,551,666

Net investment income (loss)	(50,101)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	57,758,935
Futures contract transactions	763,926
58,522,861
Change in net unrealized appreciation (depreciation) on:
Investments	(16,139,933)
Futures contracts	171,369
(15,968,564)

Net realized and unrealized gain (loss)	42,554,297

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,504,196

(1)	Amount consists of $10,103, $7,990, $22, $1,303, $977, $406 and $32 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$(50,101)	$1,351,051
Net realized gain (loss)	58,522,861	45,932,096
Change in net unrealized appreciation (depreciation)	(15,968,564)	(14,402,286)
Net increase (decrease) in net assets resulting from operations	42,504,196	32,880,861

Distributions to Shareholders
From earnings:
Investor Class	(19,742,836)	(45,161,834)
I Class	(14,515,555)	(29,157,974)
Y Class	(29,840)	(64,786)
A Class	(2,597,617)	(4,846,907)
C Class	(2,101,210)	(5,520,779)
R Class	(775,728)	(1,329,846)
R5 Class	(64,578)	(174,914)
Decrease in net assets from distributions	(39,827,364)	(86,257,040)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(57,232,339)	(96,661,652)

Net increase (decrease) in net assets	(54,555,507)	(150,037,831)

Net Assets
Beginning of period	533,946,520	683,984,351
End of period	$479,391,013	$533,946,520

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective August 1, 2019, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%	1.00%
I Class		0.0500% to 0.1100%	0.81%	0.80%
Y Class		0.0000% to 0.0600%	0.76%	0.75%
A Class		0.2500% to 0.3100%	1.01%	1.00%
C Class		0.2500% to 0.3100%	1.01%	1.00%
R Class		0.2500% to 0.3100%	1.01%	1.00%
R5 Class		0.0500% to 0.1100%	0.81%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $11,804,906 and $12,641,754, respectively. The effect of interfund transactions on the Statement of Operations was $1,667,240 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $295,118,725 and $400,444,459, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	170,000,000		170,000,000
Sold	380,513	$8,455,068	1,724,795	$38,178,631
Issued in reinvestment of distributions	889,316	19,280,378	2,313,663	44,454,539
Redeemed	(1,836,039)	(41,079,827)	(7,593,146)	(167,211,561)
	(566,210)	(13,344,381)	(3,554,688)	(84,578,391)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	479,448	10,645,237	3,351,906	73,682,578
Issued in reinvestment of distributions	664,465	14,478,684	1,504,817	29,065,330
Redeemed	(2,899,421)	(64,393,759)	(4,650,312)	(102,481,992)
	(1,755,508)	(39,269,838)	206,411	265,916
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	23,311	576,397
Issued in reinvestment of distributions	1,368	29,840	3,350	64,786
Redeemed	(11,523)	(263,749)	(421)	(9,234)
	(10,155)	(233,909)	26,240	631,949
A Class/Shares Authorized	50,000,000		50,000,000
Sold	120,871	2,649,071	230,717	4,997,549
Issued in reinvestment of distributions	111,662	2,390,694	228,295	4,338,081
Redeemed	(258,537)	(5,691,079)	(573,977)	(12,456,674)
	(26,004)	(651,314)	(114,965)	(3,121,044)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	13,071	262,626	48,617	973,637
Issued in reinvestment of distributions	102,058	2,005,435	300,837	5,318,801
Redeemed	(249,525)	(5,084,511)	(828,976)	(16,048,707)
	(134,396)	(2,816,450)	(479,522)	(9,756,269)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	44,423	955,862	106,184	2,301,204
Issued in reinvestment of distributions	37,170	775,728	71,536	1,329,846
Redeemed	(115,473)	(2,493,779)	(158,256)	(3,624,503)
	(33,880)	(762,189)	19,464	6,547
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	7,615	171,120	30,933	631,619
Issued in reinvestment of distributions	2,962	64,578	9,057	174,914
Redeemed	(17,638)	(389,956)	(43,479)	(916,893)
	(7,061)	(154,258)	(3,489)	(110,360)
Net increase (decrease)	(2,533,214)	$(57,232,339)	(3,900,549)	$(96,661,652)

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$467,589,481	—	—
Temporary Cash Investments	6,589	$11,989,118	—
	$467,596,070	$11,989,118	—
Other Financial Instruments
Futures Contracts	$171,369	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,102 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $17,485 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $763,926 in net realized gain (loss) on futures contract transactions and $171,369 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

19

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$325,518,797
Gross tax appreciation of investments	$157,266,973
Gross tax depreciation of investments	(3,200,582)
Net tax appreciation (depreciation) of investments	$154,066,391

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$21.76	—(4)	1.97	1.97	—	(1.94)	(1.94)	$21.79	9.06%	1.01%(5)	1.02%(5)	(0.02)%(5)	(0.03)%(5)	60%	$238,911
2019	$24.05	0.05	1.08	1.13	(0.04)	(3.38)	(3.42)	$21.76	6.61%	1.02%	1.02%	0.24%	0.24%	105%	$250,920
2018	$22.10	0.05	3.97	4.02	(0.03)	(2.04)	(2.07)	$24.05	18.80%	1.02%	1.02%	0.21%	0.21%	97%	$362,865
2017	$18.36	0.11	3.74	3.85	(0.11)	—	(0.11)	$22.10	20.88%	1.02%	1.02%	0.51%	0.51%	124%	$434,242
2016	$19.15	0.12	(0.53)	(0.41)	(0.12)	(0.26)	(0.38)	$18.36	(2.08)%	1.03%	1.03%	0.64%	0.64%	113%	$370,901
2015	$18.82	0.14	1.09	1.23	(0.11)	(0.79)	(0.90)	$19.15	6.59%	1.02%	1.02%	0.75%	0.75%	108%	$502,389
I Class
2019(3)	$21.84	0.02	1.97	1.99	—	(1.94)	(1.94)	$21.89	9.17%	0.81%(5)	0.82%(5)	0.18%(5)	0.17%(5)	60%	$175,947
2019	$24.13	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.84	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$213,805
2018	$22.16	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.13	19.01%	0.82%	0.82%	0.41%	0.41%	97%	$231,261
2017	$18.41	0.15	3.75	3.90	(0.15)	—	(0.15)	$22.16	21.18%	0.82%	0.82%	0.71%	0.71%	124%	$238,480
2016	$19.20	0.16	(0.53)	(0.37)	(0.16)	(0.26)	(0.42)	$18.41	(1.95)%	0.83%	0.83%	0.84%	0.84%	113%	$318,576
2015	$18.87	0.20	1.06	1.26	(0.14)	(0.79)	(0.93)	$19.20	6.84%	0.82%	0.82%	0.95%	0.95%	108%	$372,011

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$21.85	0.03	1.97	2.00	—	(1.94)	(1.94)	$21.91	9.21%	0.76%(5)	0.77%(5)	0.23%(5)	0.22%(5)	60%	$358
2019	$24.14	0.12	1.07	1.19	(0.10)	(3.38)	(3.48)	$21.85	6.87%	0.77%	0.77%	0.49%	0.49%	105%	$579
2018	$22.17	0.11	3.99	4.10	(0.09)	(2.04)	(2.13)	$24.14	19.06%	0.77%	0.77%	0.46%	0.46%	97%	$6
2017(6)	$21.62	0.04	0.63	0.67	(0.12)	—	(0.12)	$22.17	3.07%	0.77%(5)	0.77%(5)	0.74%(5)	0.74%(5)	124%(7)	$5
A Class
2019(3)	$21.53	(0.03)	1.95	1.92	—	(1.94)	(1.94)	$21.51	8.97%	1.26%(5)	1.27%(5)	(0.27)%(5)	(0.28)%(5)	60%	$31,057
2019	$23.87	—(4)	1.06	1.06	(0.02)	(3.38)	(3.40)	$21.53	6.32%	1.27%	1.27%	(0.01)%	(0.01)%	105%	$31,650
2018	$21.97	(0.01)	3.95	3.94	—	(2.04)	(2.04)	$23.87	18.48%	1.27%	1.27%	(0.04)%	(0.04)%	97%	$37,832
2017	$18.28	0.05	3.72	3.77	(0.08)	—	(0.08)	$21.97	20.61%	1.27%	1.27%	0.26%	0.26%	124%	$58,469
2016	$19.09	0.07	(0.52)	(0.45)	(0.10)	(0.26)	(0.36)	$18.28	(2.35)%	1.28%	1.28%	0.39%	0.39%	113%	$133,042
2015	$18.77	0.09	1.08	1.17	(0.06)	(0.79)	(0.85)	$19.09	6.35%	1.27%	1.27%	0.50%	0.50%	108%	$173,300
C Class
2019(3)	$19.98	(0.11)	1.81	1.70	—	(1.94)	(1.94)	$19.74	8.51%	2.01%(5)	2.02%(5)	(1.02)%(5)	(1.03)%(5)	60%	$23,119
2019	$22.55	(0.16)	0.97	0.81	—	(3.38)	(3.38)	$19.98	5.57%	2.02%	2.02%	(0.76)%	(0.76)%	105%	$26,088
2018	$21.00	(0.17)	3.76	3.59	—	(2.04)	(2.04)	$22.55	17.57%	2.02%	2.02%	(0.79)%	(0.79)%	97%	$40,253
2017	$17.54	(0.09)	3.55	3.46	—	—	—	$21.00	19.73%	2.02%	2.02%	(0.49)%	(0.49)%	124%	$44,456
2016	$18.41	(0.06)	(0.51)	(0.57)	(0.04)	(0.26)	(0.30)	$17.54	(3.11)%	2.03%	2.03%	(0.36)%	(0.36)%	113%	$45,050
2015	$18.21	(0.05)	1.04	0.99	—	(0.79)	(0.79)	$18.41	5.56%	2.02%	2.02%	(0.25)%	(0.25)%	108%	$50,355

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$21.06	(0.06)	1.91	1.85	—	(1.94)	(1.94)	$20.97	8.84%	1.51%(5)	1.52%(5)	(0.52)%(5)	(0.53)%(5)	60%	$9,193
2019	$23.47	(0.06)	1.03	0.97	—	(3.38)	(3.38)	$21.06	6.03%	1.52%	1.52%	(0.26)%	(0.26)%	105%	$9,948
2018	$21.68	(0.06)	3.89	3.83	—	(2.04)	(2.04)	$23.47	18.20%	1.52%	1.52%	(0.29)%	(0.29)%	97%	$10,626
2017	$18.06	—(4)	3.67	3.67	(0.05)	—	(0.05)	$21.68	20.33%	1.52%	1.52%	0.01%	0.01%	124%	$11,184
2016	$18.89	0.03	(0.52)	(0.49)	(0.08)	(0.26)	(0.34)	$18.06	(2.60)%	1.53%	1.53%	0.14%	0.14%	113%	$12,778
2015	$18.60	0.04	1.06	1.10	(0.02)	(0.79)	(0.81)	$18.89	6.06%	1.52%	1.52%	0.25%	0.25%	108%	$14,449
R5 Class
2019(3)	$21.85	0.02	1.98	2.00	—	(1.94)	(1.94)	$21.91	9.21%	0.81%(5)	0.82%(5)	0.18%(5)	0.17%(5)	60%	$805
2019	$24.14	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.85	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$957
2018	$22.17	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.14	19.00%	0.82%	0.82%	0.41%	0.41%	97%	$1,142
2017(6)	$21.62	0.03	0.63	0.66	(0.11)	—	(0.11)	$22.17	3.06%	0.82%(5)	0.82%(5)	0.69%(5)	0.69%(5)	124%(7)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through June 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2002

Semiannual Report

December 31, 2019

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Facebook, Inc., Class A	2.6%
JPMorgan Chase & Co.	1.8%
Broadcom, Inc.	1.5%
Bank of America Corp.	1.2%
Visa, Inc., Class A	1.2%
Biogen, Inc.	1.2%

Top Five Industries	% of net assets
Software	8.2%
Interactive Media and Services	5.8%
Technology Hardware, Storage and Peripherals	5.7%
Banks	5.1%
Internet and Direct Marketing Retail	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.3%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,085.20	$3.51	0.67%
I Class	$1,000	$1,086.30	$2.46	0.47%
A Class	$1,000	$1,083.50	$4.82	0.92%
C Class	$1,000	$1,079.20	$8.73	1.67%
R Class	$1,000	$1,082.00	$6.12	1.17%
R5 Class	$1,000	$1,086.20	$2.46	0.47%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
I Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%
R5 Class	$1,000	$1,022.77	$2.39	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.3%
Aerospace and Defense — 1.5%
HEICO Corp.	75,060	$8,568,099
Hexcel Corp.	76,525	5,610,048
Lockheed Martin Corp.	28,727	11,185,719
Mercury Systems, Inc.(1)	20,709	1,431,199
Northrop Grumman Corp.	12,483	4,293,778
Raytheon Co.	28,565	6,276,873
		37,365,716
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	83,772	6,550,970
Airlines — 0.2%
Delta Air Lines, Inc.	67,451	3,944,534
Auto Components — 0.8%
BorgWarner, Inc.	266,959	11,580,681
Gentex Corp.	341,473	9,895,888
		21,476,569
Banks — 5.1%
Bank of America Corp.	893,504	31,469,211
Comerica, Inc.	149,752	10,744,706
JPMorgan Chase & Co.	332,267	46,318,020
M&T Bank Corp.	55,264	9,381,064
Signature Bank	50,375	6,881,729
SVB Financial Group(1)	25,656	6,440,682
Wells Fargo & Co.	361,498	19,448,592
		130,684,004
Beverages — 1.4%
Coca-Cola Co. (The)	188,559	10,436,741
Monster Beverage Corp.(1)	227,472	14,455,845
PepsiCo, Inc.	78,970	10,792,830
		35,685,416
Biotechnology — 3.0%
AbbVie, Inc.	96,850	8,575,099
Alexion Pharmaceuticals, Inc.(1)	87,118	9,421,812
Amgen, Inc.	52,117	12,563,845
Biogen, Inc.(1)	100,869	29,930,858
Gilead Sciences, Inc.	43,569	2,831,114
Incyte Corp.(1)	159,731	13,947,711
		77,270,439
Building Products — 1.6%
Builders FirstSource, Inc.(1)	318,624	8,096,236
Fortune Brands Home & Security, Inc.	152,867	9,988,330
Johnson Controls International plc	143,937	5,859,675

6

	Shares	Value
Masco Corp.	373,140	$17,906,988
		41,851,229
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	200,494	6,479,966
FactSet Research Systems, Inc.	27,766	7,449,618
Moody's Corp.	50,096	11,893,291
MSCI, Inc.	44,078	11,380,058
		37,202,933
Chemicals — 1.1%
CF Industries Holdings, Inc.	37,415	1,786,192
Ecolab, Inc.	60,504	11,676,667
NewMarket Corp.	18,994	9,240,961
Valvoline, Inc.	266,021	5,695,510
		28,399,330
Commercial Services and Supplies — 1.6%
Republic Services, Inc.	124,537	11,162,251
Tetra Tech, Inc.	93,353	8,043,294
UniFirst Corp.	17,307	3,495,668
Waste Management, Inc.	156,685	17,855,823
		40,557,036
Communications Equipment — 1.1%
Cisco Systems, Inc.	292,815	14,043,407
Juniper Networks, Inc.	161,625	3,980,824
Motorola Solutions, Inc.	63,928	10,301,358
		28,325,589
Construction and Engineering — 0.3%
MasTec, Inc.(1)	137,458	8,819,305
Consumer Finance — 2.3%
American Express Co.	89,658	11,161,525
Discover Financial Services	264,799	22,460,251
Synchrony Financial	666,595	24,004,086
		57,625,862
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	106,032	24,016,248
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	410,912	16,058,441
CenturyLink, Inc.	550,420	7,271,048
Verizon Communications, Inc.	424,455	26,061,537
		49,391,026
Electric Utilities — 0.6%
IDACORP, Inc.	66,229	7,073,257
NextEra Energy, Inc.	35,534	8,604,914
		15,678,171
Electrical Equipment — 0.3%
Acuity Brands, Inc.	50,165	6,922,770
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	80,285	11,467,909

7

	Shares	Value
Keysight Technologies, Inc.(1)	123,395	$12,664,029
		24,131,938
Entertainment — 2.7%
Activision Blizzard, Inc.	412,911	24,535,172
Electronic Arts, Inc.(1)	261,368	28,099,674
Take-Two Interactive Software, Inc.(1)	94,857	11,613,342
Walt Disney Co. (The)	38,971	5,636,376
		69,884,564
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexander & Baldwin, Inc.	53,914	1,130,037
American Tower Corp.	31,606	7,263,691
GEO Group, Inc. (The)	84,526	1,403,977
Life Storage, Inc.	89,038	9,641,035
PS Business Parks, Inc.	27,460	4,527,330
Public Storage	43,372	9,236,501
SBA Communications Corp.	28,512	6,871,107
Weingarten Realty Investors	220,252	6,880,673
		46,954,351
Food and Staples Retailing — 0.7%
Casey's General Stores, Inc.	35,305	5,613,142
Walgreens Boots Alliance, Inc.	195,126	11,504,629
		17,117,771
Food Products — 3.1%
Campbell Soup Co.	541,173	26,744,770
General Mills, Inc.	462,153	24,752,915
Hershey Co. (The)	143,280	21,059,294
Kellogg Co.	107,635	7,444,036
		80,001,015
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories	200,835	17,444,528
Baxter International, Inc.	204,569	17,106,060
Danaher Corp.	29,548	4,535,027
DENTSPLY SIRONA, Inc.	139,533	7,896,172
Edwards Lifesciences Corp.(1)	60,546	14,124,776
Hologic, Inc.(1)	301,867	15,760,476
Integer Holdings Corp.(1)	42,761	3,439,267
Stryker Corp.	68,625	14,407,133
		94,713,439
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	69,747	11,642,169
Chemed Corp.	7,515	3,301,039
McKesson Corp.	47,410	6,557,751
UnitedHealth Group, Inc.	37,952	11,157,129
		32,658,088
Health Care Technology — 0.7%
Cerner Corp.	115,229	8,456,656
Veeva Systems, Inc., Class A(1)	66,785	9,393,978
		17,850,634

8

	Shares	Value
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	64,955	$7,080,744
Starbucks Corp.	286,704	25,207,016
		32,287,760
Household Durables — 0.3%
PulteGroup, Inc.	211,662	8,212,486
Household Products — 2.0%
Colgate-Palmolive Co.	265,245	18,259,466
Kimberly-Clark Corp.	107,033	14,722,389
Procter & Gamble Co. (The)	134,943	16,854,381
		49,836,236
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	51,949	8,407,426
Insurance — 2.6%
American Financial Group, Inc.	70,111	7,687,671
Arch Capital Group Ltd.(1)	226,579	9,717,974
Marsh & McLennan Cos., Inc.	84,612	9,426,623
Mercury General Corp.	169,147	8,242,533
Progressive Corp. (The)	342,285	24,778,011
RenaissanceRe Holdings Ltd.	35,259	6,911,469
		66,764,281
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	61,798	82,771,623
Facebook, Inc., Class A(1)	319,002	65,475,161
		148,246,784
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	45,794	84,619,985
Booking Holdings, Inc.(1)	5,655	11,613,843
eBay, Inc.	605,632	21,869,372
Expedia Group, Inc.	76,965	8,322,995
		126,426,195
IT Services — 4.6%
Accenture plc, Class A	44,069	9,279,610
Akamai Technologies, Inc.(1)	90,607	7,826,633
Amdocs Ltd.	94,812	6,844,478
EVERTEC, Inc.	119,151	4,055,900
International Business Machines Corp.	124,719	16,717,335
Mastercard, Inc., Class A	62,075	18,534,974
PayPal Holdings, Inc.(1)	112,352	12,153,116
Visa, Inc., Class A	162,998	30,627,324
Western Union Co. (The)	376,199	10,074,609
		116,113,979
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	291,022	24,827,087
Bio-Rad Laboratories, Inc., Class A(1)	28,549	10,563,987
Illumina, Inc.(1)	18,829	6,246,332
Thermo Fisher Scientific, Inc.	25,275	8,211,089
		49,848,495

9

	Shares	Value
Machinery — 2.2%
Allison Transmission Holdings, Inc.	438,253	$21,176,385
Cummins, Inc.	115,367	20,646,078
Snap-on, Inc.	89,605	15,179,087
		57,001,550
Media — 0.6%
Discovery, Inc., Class C(1)	221,932	6,766,707
Sirius XM Holdings, Inc.	1,008,580	7,211,347
		13,978,054
Metals and Mining — 0.7%
Reliance Steel & Aluminum Co.	52,461	6,282,730
Royal Gold, Inc.	49,400	6,039,150
Steel Dynamics, Inc.	127,607	4,343,742
		16,665,622
Multiline Retail — 0.8%
Target Corp.	153,522	19,683,056
Oil, Gas and Consumable Fuels — 2.0%
Chevron Corp.	178,195	21,474,279
Exxon Mobil Corp.	149,593	10,438,600
HollyFrontier Corp.	377,991	19,167,924
		51,080,803
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	44,994	9,293,061
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	261,882	16,810,205
Jazz Pharmaceuticals plc(1)	47,815	7,137,823
Johnson & Johnson	128,909	18,803,956
Merck & Co., Inc.	288,205	26,212,245
Pfizer, Inc.	57,294	2,244,779
Zoetis, Inc.	103,871	13,747,327
		84,956,335
Professional Services — 0.5%
IHS Markit Ltd.(1)	66,591	5,017,632
Verisk Analytics, Inc.	57,533	8,591,978
		13,609,610
Semiconductors and Semiconductor Equipment — 4.6%
Applied Materials, Inc.	347,445	21,208,043
Broadcom, Inc.	123,673	39,083,141
Intel Corp.	226,685	13,567,097
KLA Corp.	72,634	12,941,200
Lam Research Corp.	38,751	11,330,792
Micron Technology, Inc.(1)	187,585	10,088,321
Texas Instruments, Inc.	70,643	9,062,791
		117,281,385
Software — 8.2%
Adobe, Inc.(1)	82,190	27,107,084
Cadence Design Systems, Inc.(1)	202,790	14,065,514
Intuit, Inc.	63,932	16,745,709

10

	Shares	Value
Microsoft Corp.	680,950	$107,385,815
Oracle Corp. (New York)	410,982	21,773,826
salesforce.com, Inc.(1)	90,980	14,796,987
VMware, Inc., Class A(1)	44,082	6,691,207
		208,566,142
Specialty Retail — 2.0%
AutoZone, Inc.(1)	22,042	26,258,855
Home Depot, Inc. (The)	37,071	8,095,565
Murphy USA, Inc.(1)	74,660	8,735,220
O'Reilly Automotive, Inc.(1)	20,286	8,890,542
		51,980,182
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	495,747	145,576,107
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	71,938	7,288,039
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.	176,236	9,162,510
Trading Companies and Distributors — 0.3%
W.W. Grainger, Inc.	21,370	7,234,172
TOTAL COMMON STOCKS (Cost $1,770,132,030)		2,454,579,217
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $77,134,404), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $75,513,357)		75,507,694
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $17,145,355), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $16,806,607)		16,806,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,306	44,306
TOTAL TEMPORARY CASH INVESTMENTS (Cost $92,358,000)		92,358,000
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,862,490,030)		2,546,937,217
OTHER ASSETS AND LIABILITIES — 0.1%		2,330,781
TOTAL NET ASSETS — 100.0%		$2,549,267,998

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	543	March 2020	$27,150	$87,724,365	$1,632,209

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,862,490,030)	$2,546,937,217
Deposits with broker for futures contracts	3,420,900
Receivable for capital shares sold	5,009,721
Receivable for variation margin on futures contracts	209,055
Dividends and interest receivable	1,058,251
2,556,635,144

Liabilities
Payable for capital shares redeemed	5,975,153
Accrued management fees	1,361,132
Distribution and service fees payable	30,861
7,367,146

Net Assets	$2,549,267,998

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,747,203,774
Distributable earnings	802,064,224
$2,549,267,998

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,023,333,510	64,543,869	$31.35
I Class, $0.01 Par Value	$420,496,513	13,400,010	$31.38
A Class, $0.01 Par Value	$73,721,138	2,355,178	$31.30*
C Class, $0.01 Par Value	$6,779,628	219,299	$30.91
R Class, $0.01 Par Value	$22,605,716	721,632	$31.33
R5 Class, $0.01 Par Value	$2,331,493	74,284	$31.39
*Maximum offering price $33.21 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$21,764,564
Interest	766,769
22,531,333

Expenses:
Management fees	8,600,348
Distribution and service fees:
A Class	95,143
C Class	34,629
R Class	54,140
Directors' fees and expenses	105,090
Other expenses	7,182
8,896,532

Net investment income (loss)	13,634,801

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	239,506,985
Futures contract transactions	6,877,440
246,384,425

Change in net unrealized appreciation (depreciation) on:
Investments	(45,538,529)
Futures contracts	1,204,005
(44,334,524)

Net realized and unrealized gain (loss)	202,049,901

Net Increase (Decrease) in Net Assets Resulting from Operations	$215,684,702

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$13,634,801	$36,511,467
Net realized gain (loss)	246,384,425	188,944,034
Change in net unrealized appreciation (depreciation)	(44,334,524)	(38,705,025)
Net increase (decrease) in net assets resulting from operations	215,684,702	186,750,476

Distributions to Shareholders
From earnings:
Investor Class	(183,224,747)	(265,255,033)
I Class	(38,112,520)	(46,413,839)
A Class	(6,583,566)	(8,778,046)
C Class	(590,974)	(838,751)
R Class	(1,978,349)	(2,368,400)
R5 Class	(204,497)	(213,507)
Decrease in net assets from distributions	(230,694,653)	(323,867,576)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(283,134,097)	(93,176,001)

Net increase (decrease) in net assets	(298,144,048)	(230,293,101)

Net Assets
Beginning of period	2,847,412,046	3,077,705,147
End of period	$2,549,267,998	$2,847,412,046

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

16

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $33,919,967 and $42,818,620, respectively. The effect of interfund transactions on the Statement of Operations was $1,362,061 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $1,363,498,174 and $1,902,174,946, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	680,000,000		680,000,000
Sold	1,214,684	$39,413,903	5,221,355	$166,954,910
Issued in reinvestment of distributions	5,709,778	178,914,971	9,151,538	260,741,084
Redeemed	(14,532,519)	(475,079,236)	(18,886,278)	(581,731,249)
	(7,608,057)	(256,750,362)	(4,513,385)	(154,035,255)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	644,316	20,687,271	4,112,238	136,248,140
Issued in reinvestment of distributions	1,197,393	37,556,980	1,610,269	46,027,392
Redeemed	(2,480,602)	(79,133,508)	(3,449,137)	(111,171,558)
	(638,893)	(20,889,257)	2,273,370	71,103,974
A Class/Shares Authorized	45,000,000		45,000,000
Sold	115,884	3,704,402	452,590	14,223,425
Issued in reinvestment of distributions	193,453	6,052,435	275,610	7,829,884
Redeemed	(513,176)	(16,475,737)	(922,614)	(29,222,799)
	(203,839)	(6,718,900)	(194,414)	(7,169,490)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	8,356	264,325	24,278	771,743
Issued in reinvestment of distributions	17,610	543,959	28,679	800,283
Redeemed	(42,123)	(1,340,155)	(156,576)	(5,055,558)
	(16,157)	(531,871)	(103,619)	(3,483,532)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	75,900	2,452,110	158,901	5,028,068
Issued in reinvestment of distributions	63,205	1,978,349	83,539	2,368,370
Redeemed	(92,842)	(2,962,742)	(244,147)	(7,563,285)
	46,263	1,467,717	(1,707)	(166,847)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	6,009	193,071	41,111	1,351,155
Issued in reinvestment of distributions	6,518	204,497	7,472	213,507
Redeemed	(3,384)	(108,992)	(30,051)	(989,513)
	9,143	288,576	18,532	575,149
Net increase (decrease)	(8,411,540)	$(283,134,097)	(2,521,223)	$(93,176,001)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,454,579,217	—	—
Temporary Cash Investments	44,306	$92,313,694	—
	$2,454,623,523	$92,313,694	—
Other Financial Instruments
Futures Contracts	$1,632,209	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $33,975 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $209,055 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $6,877,440 in net realized gain (loss) on futures contract transactions and $1,204,005 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,865,141,678
Gross tax appreciation of investments	$691,913,715
Gross tax depreciation of investments	(10,118,176)
Net tax appreciation (depreciation) of investments	$681,795,539

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(44,618,509), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$31.73	0.16	2.53	2.69	(0.16)	(2.91)	(3.07)	$31.35	8.52%	0.67%(4)	0.98%(4)	52%	$2,023,334
2019	$33.36	0.39	1.56	1.95	(0.37)	(3.21)	(3.58)	$31.73	7.21%	0.67%	1.23%	80%	$2,289,532
2018	$31.79	0.43	4.40	4.83	(0.40)	(2.86)	(3.26)	$33.36	15.62%	0.66%	1.30%	84%	$2,557,773
2017	$27.44	0.40	4.50	4.90	(0.40)	(0.15)	(0.55)	$31.79	17.99%	0.67%	1.34%	85%	$2,542,710
2016	$30.56	0.41	(1.29)	(0.88)	(0.40)	(1.84)	(2.24)	$27.44	(2.78)%	0.67%	1.45%	91%	$2,488,951
2015	$32.75	0.46	1.37	1.83	(0.43)	(3.59)	(4.02)	$30.56	5.93%	0.67%	1.45%	86%	$2,886,976
I Class
2019(3)	$31.76	0.19	2.54	2.73	(0.20)	(2.91)	(3.11)	$31.38	8.63%	0.47%(4)	1.18%(4)	52%	$420,497
2019	$33.39	0.45	1.56	2.01	(0.43)	(3.21)	(3.64)	$31.76	7.41%	0.47%	1.43%	80%	$445,933
2018	$31.82	0.50	4.40	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.87%	0.46%	1.50%	84%	$392,859
2017	$27.46	0.46	4.51	4.97	(0.46)	(0.15)	(0.61)	$31.82	18.21%	0.47%	1.54%	85%	$471,260
2016	$30.58	0.46	(1.29)	(0.83)	(0.45)	(1.84)	(2.29)	$27.46	(2.58)%	0.47%	1.65%	91%	$453,858
2015	$32.77	0.53	1.37	1.90	(0.50)	(3.59)	(4.09)	$30.58	6.13%	0.47%	1.65%	86%	$497,333
A Class
2019(3)	$31.69	0.12	2.52	2.64	(0.12)	(2.91)	(3.03)	$31.30	8.35%	0.92%(4)	0.73%(4)	52%	$73,721
2019	$33.32	0.31	1.57	1.88	(0.30)	(3.21)	(3.51)	$31.69	6.96%	0.92%	0.98%	80%	$81,086
2018	$31.76	0.35	4.39	4.74	(0.32)	(2.86)	(3.18)	$33.32	15.32%	0.91%	1.05%	84%	$91,750
2017	$27.41	0.32	4.50	4.82	(0.32)	(0.15)	(0.47)	$31.76	17.71%	0.92%	1.09%	85%	$116,980
2016	$30.53	0.33	(1.29)	(0.96)	(0.32)	(1.84)	(2.16)	$27.41	(3.03)%	0.92%	1.20%	91%	$144,365
2015	$32.72	0.38	1.37	1.75	(0.35)	(3.59)	(3.94)	$30.53	5.67%	0.92%	1.20%	86%	$195,262

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$31.34	—(5)	2.48	2.48	—	(2.91)	(2.91)	$30.91	7.92%	1.67%(4)	(0.02)%(4)	52%	$6,780
2019	$33.00	0.07	1.55	1.62	(0.07)	(3.21)	(3.28)	$31.34	6.17%	1.67%	0.23%	80%	$7,378
2018	$31.50	0.10	4.34	4.44	(0.08)	(2.86)	(2.94)	$33.00	14.48%	1.66%	0.30%	84%	$11,191
2017	$27.19	0.10	4.46	4.56	(0.10)	(0.15)	(0.25)	$31.50	16.78%	1.67%	0.34%	85%	$11,777
2016	$30.29	0.12	(1.27)	(1.15)	(0.11)	(1.84)	(1.95)	$27.19	(3.73)%	1.67%	0.45%	91%	$12,542
2015	$32.50	0.15	1.35	1.50	(0.12)	(3.59)	(3.71)	$30.29	4.87%	1.67%	0.45%	86%	$16,342
R Class
2019(3)	$31.71	0.08	2.52	2.60	(0.07)	(2.91)	(2.98)	$31.33	8.20%	1.17%(4)	0.48%(4)	52%	$22,606
2019	$33.34	0.23	1.57	1.80	(0.22)	(3.21)	(3.43)	$31.71	6.69%	1.17%	0.73%	80%	$21,413
2018	$31.78	0.28	4.37	4.65	(0.23)	(2.86)	(3.09)	$33.34	15.06%	1.16%	0.80%	84%	$22,576
2017	$27.43	0.25	4.50	4.75	(0.25)	(0.15)	(0.40)	$31.78	17.37%	1.17%	0.84%	85%	$31,953
2016	$30.54	0.27	(1.29)	(1.02)	(0.25)	(1.84)	(2.09)	$27.43	(3.24)%	1.17%	0.95%	91%	$28,535
2015	$32.74	0.32	1.35	1.67	(0.28)	(3.59)	(3.87)	$30.54	5.38%	1.17%	0.95%	86%	$30,271
R5 Class
2019(3)	$31.77	0.19	2.54	2.73	(0.20)	(2.91)	(3.11)	$31.39	8.62%	0.47%(4)	1.18%(4)	52%	$2,331
2019	$33.39	0.45	1.57	2.02	(0.43)	(3.21)	(3.64)	$31.77	7.44%	0.47%	1.43%	80%	$2,069
2018	$31.82	0.43	4.47	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.83%	0.46%	1.50%	84%	$1,556
2017(6)	$31.12	0.11	0.69	0.80	(0.10)	—	(0.10)	$31.82	2.58%	0.47%(4)	1.60%(4)	85%(7)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through June 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2002

Semiannual Report

December 31, 2019

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Newmont Goldcorp Corp.	11.4%
Barrick Gold Corp.	10.9%
Franco-Nevada Corp. (New York)	6.0%
Royal Gold, Inc.	5.0%
AngloGold Ashanti Ltd.*	4.8%
Kirkland Lake Gold Ltd.	4.7%
Agnico Eagle Mines Ltd.*	4.7%
Newcrest Mining Ltd.	4.2%
Wheaton Precious Metals Corp.	4.1%
Kinross Gold Corp. (New York)	3.6%
*Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	53.8%
United States	16.9%
Australia	12.9%
South Africa	9.4%
United Kingdom	2.3%
China	0.8%
Peru	0.6%
Exchange-Traded Funds	2.4%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	79.8%
Domestic Common Stocks	16.9%
Exchange-Traded Funds	2.4%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.8%
Temporary Cash Investments - Securities Lending Collateral	4.7%
Other Assets and Liabilities	(4.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,144.00	$3.61	0.67%
I Class	$1,000	$1,145.50	$2.53	0.47%
A Class	$1,000	$1,143.30	$4.96	0.92%
C Class	$1,000	$1,138.30	$8.98	1.67%
R Class	$1,000	$1,142.10	$6.30	1.17%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
I Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.7%
Australia — 12.9%
Evolution Mining Ltd.	4,426,100	$11,763,791
Gold Road Resources Ltd.(1)	5,909,090	5,539,391
Newcrest Mining Ltd.	1,100,713	23,300,464
Northern Star Resources Ltd.	1,840,300	14,558,111
Perseus Mining Ltd.(1)	925,500	753,924
Regis Resources Ltd.	3,006,500	9,123,900
Saracen Mineral Holdings Ltd.(1)	2,376,134	5,516,815
Silver Lake Resources Ltd.(1)	699,300	657,172
St. Barbara Ltd.	314,900	600,744
		71,814,312
Canada — 53.8%
Agnico Eagle Mines Ltd.	3,896	239,961
Agnico Eagle Mines Ltd. (New York)	418,600	25,789,946
Alacer Gold Corp.(1)	830,000	4,410,304
Alamos Gold, Inc., Class A (New York)	1,514,800	9,119,096
B2Gold Corp. (New York)(2)	3,473,500	13,928,735
Barrick Gold Corp.	3,251,720	60,449,475
Centerra Gold, Inc.(1)	1,101,100	8,759,280
Continental Gold, Inc.(1)	270,400	1,114,042
Detour Gold Corp.(1)	739,301	14,312,908
Eldorado Gold Corp.(1)	295,600	2,374,270
Endeavour Mining Corp.(1)	80,000	1,511,224
First Majestic Silver Corp. (New York)(1)	876,100	10,740,986
Franco-Nevada Corp. (New York)(2)	324,000	33,469,200
GoGold Resources, Inc.(1)(2)	5,526,925	2,638,861
Guyana Goldfields, Inc.(1)(2)	892,621	481,179
Kinross Gold Corp. (New York)(1)	4,214,357	19,976,052
Kirkland Lake Gold Ltd.(2)	592,000	26,095,322
OceanaGold Corp.	1,859,653	3,651,854
Orezone Gold Corp.(1)	5,400,000	2,744,600
Pan American Silver Corp. (NASDAQ)	375,700	8,900,333
Pretium Resources, Inc.(1)(2)	517,900	5,764,227
Roxgold, Inc.(1)	1,618,400	1,296,166
Sandstorm Gold Ltd.(1)	345,000	2,574,448
Sandstorm Gold Ltd. (New York)(1)	291,900	2,174,655
SEMAFO, Inc.(1)	825,000	1,715,375
Torex Gold Resources, Inc.(1)	204,000	3,223,657
Wesdome Gold Mines Ltd.(1)	78,800	617,147
Wheaton Precious Metals Corp.	774,700	23,047,325
Yamana Gold, Inc. (New York)	1,980,381	7,822,505
		298,943,133

6

	Shares	Value
China — 0.8%
Zijin Mining Group Co. Ltd., H Shares	8,832,000	$4,403,970
Peru — 0.6%
Cia de Minas Buenaventura SAA ADR	212,500	3,208,750
South Africa — 9.4%
Anglo American Platinum Ltd.	32,800	3,062,766
AngloGold Ashanti Ltd.	149,802	3,357,386
AngloGold Ashanti Ltd. ADR	1,052,476	23,512,314
Gold Fields Ltd.	498,310	3,348,465
Gold Fields Ltd. ADR	1,106,100	7,300,260
Harmony Gold Mining Co. Ltd. ADR(1)	635,000	2,305,050
Impala Platinum Holdings Ltd.(1)(2)	800,400	8,211,562
Sibanye Gold Ltd. ADR(1)(2)	129,100	1,281,963
		52,379,766
United Kingdom — 2.3%
Centamin plc	6,184,000	10,367,654
Highland Gold Mining Ltd.	200,300	519,366
Hochschild Mining plc	820,200	1,990,743
		12,877,763
United States — 16.9%
Coeur Mining, Inc.(1)	232,900	1,881,832
Hecla Mining Co.	300,000	1,017,000
Newmont Goldcorp Corp.	1,461,980	63,523,031
Royal Gold, Inc.	225,821	27,606,617
		94,028,480
TOTAL COMMON STOCKS (Cost $328,461,386)		537,656,174
EXCHANGE-TRADED FUNDS — 2.4%
VanEck Vectors Gold Miners ETF	250,000	7,320,000
VanEck Vectors Junior Gold Miners ETF(2)	140,500	5,937,530
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,512,221)		13,257,530
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $3,871,492), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $3,790,129)		3,789,845
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $861,274), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $843,030)		843,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,782	2,782
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,635,627)		4,635,627
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $26,237,686)	26,237,686	26,237,686
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $369,846,920)		581,787,017
OTHER ASSETS AND LIABILITIES — (4.6)%		(25,612,808)
TOTAL NET ASSETS — 100.0%		$556,174,209

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,623,294. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $28,485,867, which includes securities collateral of $2,248,181.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $343,609,234) — including $27,623,294 of securities on loan	$555,549,331
Investment made with cash collateral received for securities on loan, at value (cost of $26,237,686)	26,237,686
Total investment securities, at value (cost of $369,846,920)	581,787,017
Receivable for capital shares sold	1,827,866
Dividends and interest receivable	60,475
Securities lending receivable	7,582
583,682,940

Liabilities
Payable for collateral received for securities on loan	26,237,686
Payable for capital shares redeemed	977,979
Accrued management fees	285,145
Distribution and service fees payable	7,921
27,508,731

Net Assets	$556,174,209

Net Assets Consist of:
Capital (par value and paid-in surplus)	$489,207,709
Distributable earnings	66,966,500
$556,174,209

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$487,327,147	44,042,760	$11.06
I Class, $0.01 Par Value	$46,122,443	4,121,852	$11.19
A Class, $0.01 Par Value	$12,781,842	1,180,618	$10.83*
C Class, $0.01 Par Value	$3,726,818	362,007	$10.29
R Class, $0.01 Par Value	$6,215,959	580,529	$10.71
*Maximum offering price $11.49 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $153,202)	$2,302,984
Interest	43,105
Securities lending, net	26,561
2,372,650

Expenses:
Management fees	1,666,039
Distribution and service fees:
A Class	14,558
C Class	16,356
R Class	16,148
Directors' fees and expenses	19,367
Other expenses	1,099
1,733,567

Net investment income (loss)	639,083

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,647,999
Foreign currency translation transactions	(33,695)
10,614,304

Change in net unrealized appreciation (depreciation) on:
Investments	53,917,825
Translation of assets and liabilities in foreign currencies	(5,921)
53,911,904

Net realized and unrealized gain (loss)	64,526,208

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,165,291

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$639,083	$3,046,382
Net realized gain (loss)	10,614,304	(5,164,354)
Change in net unrealized appreciation (depreciation)	53,911,904	62,975,001
Net increase (decrease) in net assets resulting from operations	65,165,291	60,857,029

Distributions to Shareholders
From earnings:
Investor Class	(4,219,444)	—
I Class	(479,696)	—
A Class	(82,256)	—
R Class	(25,464)	—
Decrease in net assets from distributions	(4,806,860)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	47,526,866	11,193,212

Net increase (decrease) in net assets	107,885,297	72,050,241

Net Assets
Beginning of period	448,288,912	376,238,671
End of period	$556,174,209	$448,288,912

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$23,623,329	—	—	—	$23,623,329
Exchange-Traded Funds	2,614,357	—	—	—	2,614,357
Total Borrowings	$26,237,686	—	—	—	$26,237,686
Gross amount of recognized liabilities for securities lending transactions					$26,237,686

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $131,040,902 and $91,040,083, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	360,000,000		360,000,000
Sold	10,553,240	$112,466,806	11,498,013	$91,760,087
Issued in reinvestment of distributions	390,824	3,970,769	—	—
Redeemed	(7,755,629)	(81,456,096)	(11,133,781)	(91,058,012)
	3,188,435	34,981,479	364,232	702,075
I Class/Shares Authorized	30,000,000		30,000,000
Sold	1,953,092	20,900,846	5,463,516	43,020,050
Issued in reinvestment of distributions	46,684	479,446	—	—
Redeemed	(975,730)	(10,279,311)	(3,919,422)	(33,623,403)
	1,024,046	11,100,981	1,544,094	9,396,647
A Class/Shares Authorized	20,000,000		20,000,000
Sold	428,448	4,476,658	688,777	5,511,378
Issued in reinvestment of distributions	8,049	80,010	—	—
Redeemed	(336,668)	(3,447,353)	(497,467)	(3,985,567)
	99,829	1,109,315	191,310	1,525,811
C Class/Shares Authorized	15,000,000		15,000,000
Sold	78,894	786,671	123,257	914,110
Redeemed	(47,935)	(455,628)	(99,114)	(753,262)
	30,959	331,043	24,143	160,848
R Class/Shares Authorized	20,000,000		20,000,000
Sold	238,441	2,485,179	266,925	2,079,551
Issued in reinvestment of distributions	2,590	25,464	—	—
Redeemed	(251,895)	(2,506,595)	(339,420)	(2,671,720)
	(10,864)	4,048	(72,495)	(592,169)
Net increase (decrease)	4,332,405	$47,526,866	2,051,284	$11,193,212
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$71,814,312	—
Canada	$221,182,535	77,760,598	—
China	—	4,403,970	—
South Africa	34,399,587	17,980,179	—
United Kingdom	—	12,877,763	—
Other Countries	97,237,230	—	—
Exchange-Traded Funds	13,257,530	—	—
Temporary Cash Investments	2,782	4,632,845	—
Temporary Cash Investments - Securities Lending Collateral	26,237,686	—	—
	$392,317,350	$189,469,667	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$383,894,181
Gross tax appreciation of investments	$205,458,721
Gross tax depreciation of investments	(7,565,885)
Net tax appreciation (depreciation) of investments	$197,892,836

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2019, the fund had accumulated short-term capital losses of $(42,168,323) and accumulated long-term capital losses of $(98,769,573), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.76	0.01	1.39	1.40	(0.10)	$11.06	14.40%	0.67%(4)	0.25%(4)	18%	$487,327
2019	$8.58	0.07	1.11	1.18	—	$9.76	13.75%	0.67%	0.84%	47%	$398,804
2018	$8.25	0.04	0.29	0.33	—	$8.58	4.00%	0.66%	0.47%	37%	$347,311
2017	$11.66	—(5)	(2.57)	(2.57)	(0.84)	$8.25	(21.33)%	0.67%	0.05%	27%	$351,207
2016	$7.21	—(5)	4.45	4.45	—	$11.66	61.72%	0.68%	0.06%	11%	$474,952
2015	$11.08	0.02	(3.64)	(3.62)	(0.25)	$7.21	(32.61)%	0.67%	0.21%	17%	$288,172
I Class
2019(3)	$9.88	0.02	1.41	1.43	(0.12)	$11.19	14.55%	0.47%(4)	0.45%(4)	18%	$46,122
2019	$8.67	0.08	1.13	1.21	—	$9.88	13.96%	0.47%	1.04%	47%	$30,608
2018	$8.32	0.06	0.29	0.35	—	$8.67	4.21%	0.46%	0.67%	37%	$13,464
2017	$11.75	0.02	(2.60)	(2.58)	(0.85)	$8.32	(21.17)%	0.47%	0.25%	27%	$14,717
2016	$7.25	0.02	4.48	4.50	—	$11.75	62.07%	0.48%	0.26%	11%	$15,579
2015	$11.14	0.04	(3.67)	(3.63)	(0.26)	$7.25	(32.48)%	0.47%	0.41%	17%	$9,639

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.54	—(5)	1.36	1.36	(0.07)	$10.83	14.33%	0.92%(4)	0.00%(4)(6)	18%	$12,782
2019	$8.40	0.05	1.09	1.14	—	$9.54	13.57%	0.92%	0.59%	47%	$10,311
2018	$8.11	0.02	0.27	0.29	—	$8.40	3.58%	0.91%	0.22%	37%	$7,475
2017	$11.47	(0.02)	(2.52)	(2.54)	(0.82)	$8.11	(21.45)%	0.92%	(0.20)%	27%	$7,895
2016	$7.11	(0.01)	4.37	4.36	—	$11.47	61.32%	0.93%	(0.19)%	11%	$15,196
2015	$10.94	(0.01)	(3.59)	(3.60)	(0.23)	$7.11	(32.84)%	0.92%	(0.04)%	17%	$7,732
C Class
2019(3)	$9.04	(0.04)	1.29	1.25	—	$10.29	13.83%	1.67%(4)	(0.75)%(4)	18%	$3,727
2019	$8.03	(0.01)	1.02	1.01	—	$9.04	12.58%	1.67%	(0.16)%	47%	$2,994
2018	$7.80	(0.04)	0.27	0.23	—	$8.03	2.95%	1.66%	(0.53)%	37%	$2,463
2017	$11.07	(0.09)	(2.43)	(2.52)	(0.75)	$7.80	(22.04)%	1.67%	(0.95)%	27%	$2,284
2016	$6.91	(0.06)	4.22	4.16	—	$11.07	60.20%	1.68%	(0.94)%	11%	$2,589
2015	$10.64	(0.07)	(3.48)	(3.55)	(0.18)	$6.91	(33.36)%	1.67%	(0.79)%	17%	$2,024

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.42	(0.01)	1.34	1.33	(0.04)	$10.71	14.21%	1.17%(4)	(0.25)%(4)	18%	$6,216
2019	$8.32	0.02	1.08	1.10	—	$9.42	13.22%	1.17%	0.34%	47%	$5,573
2018	$8.05	—(5)	0.27	0.27	—	$8.32	3.35%	1.16%	(0.03)%	37%	$5,524
2017	$11.39	(0.04)	(2.50)	(2.54)	(0.80)	$8.05	(21.63)%	1.17%	(0.45)%	27%	$4,517
2016	$7.08	(0.03)	4.34	4.31	—	$11.39	60.88%	1.18%	(0.44)%	11%	$5,176
2015	$10.89	(0.02)	(3.58)	(3.60)	(0.21)	$7.08	(32.98)%	1.17%	(0.29)%	17%	$2,534

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2002

Semiannual Report

December 31, 2019

Income & Growth Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Microsoft Corp.	4.9%
Apple, Inc.	4.3%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.1%
Johnson & Johnson	1.8%
Verizon Communications, Inc.	1.8%
AT&T, Inc.	1.8%
Chevron Corp.	1.7%
JPMorgan Chase & Co.	1.6%
Home Depot, Inc. (The)	1.5%

Top Five Industries	% of net assets
Banks	7.3%
Software	6.9%
Technology Hardware, Storage and Peripherals	6.2%
Equity Real Estate Investment Trusts (REITs)	6.0%
Semiconductors and Semiconductor Equipment	5.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.3%
Temporary Cash Investments	3.6%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,088.50	$3.52	0.67%
I Class	$1,000	$1,089.50	$2.47	0.47%
A Class	$1,000	$1,087.20	$4.83	0.92%
C Class	$1,000	$1,083.00	$8.74	1.67%
R Class	$1,000	$1,085.60	$6.13	1.17%
R5 Class	$1,000	$1,089.50	$2.47	0.47%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
I Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%
R5 Class	$1,000	$1,022.77	$2.39	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.3%
Aerospace and Defense — 0.1%
Lockheed Martin Corp.	4,994	$1,944,564
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	39,711	3,105,400
United Parcel Service, Inc., Class B	225,117	26,352,196
		29,457,596
Airlines — 0.4%
Delta Air Lines, Inc.	175,597	10,268,913
Automobiles — 0.4%
Ford Motor Co.	897,300	8,344,890
Banks — 7.3%
Bank of America Corp.	367,380	12,939,124
Comerica, Inc.	139,983	10,043,780
Fifth Third Bancorp	399,115	12,268,795
JPMorgan Chase & Co.	261,299	36,425,080
KeyCorp	618,282	12,514,028
PNC Financial Services Group, Inc. (The)	93,616	14,943,922
Regions Financial Corp.	713,767	12,248,242
Truist Financial Corp.	255,218	14,373,878
U.S. Bancorp	221,322	13,122,181
Umpqua Holdings Corp.	63,042	1,115,843
Wells Fargo & Co.	512,017	27,546,515
		167,541,388
Beverages — 2.7%
Coca-Cola Co. (The)	381,934	21,140,047
Molson Coors Brewing Co., Class B	174,303	9,394,932
PepsiCo, Inc.	236,462	32,317,261
		62,852,240
Biotechnology — 3.4%
AbbVie, Inc.	230,393	20,398,996
Amgen, Inc.	66,147	15,946,057
Biogen, Inc.(1)	55,441	16,451,008
Gilead Sciences, Inc.	375,859	24,423,318
		77,219,379
Building Products — 0.3%
Johnson Controls International plc	149,038	6,067,337
Capital Markets — 1.6%
Ameriprise Financial, Inc.	66,077	11,007,107
Cohen & Steers, Inc.	62,278	3,908,567
Janus Henderson Group plc	387,934	9,484,986
Northern Trust Corp.	118,929	12,635,017
		37,035,677

6

	Shares	Value
Chemicals — 0.9%
Dow, Inc.	159,648	$8,737,535
LyondellBasell Industries NV, Class A	116,455	11,002,668
		19,740,203
Commercial Services and Supplies — 0.9%
Republic Services, Inc.	131,504	11,786,704
Waste Management, Inc.	83,117	9,472,013
		21,258,717
Communications Equipment — 1.3%
Cisco Systems, Inc.	417,143	20,006,178
Juniper Networks, Inc.	351,742	8,663,406
		28,669,584
Consumer Finance — 0.9%
Discover Financial Services	110,803	9,398,311
Synchrony Financial	318,307	11,462,235
		20,860,546
Containers and Packaging — 1.1%
Amcor Plc(1)	1,232,320	13,358,349
International Paper Co.	239,380	11,023,449
		24,381,798
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	19,261,560
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,039,910	40,639,683
Verizon Communications, Inc.	682,096	41,880,694
		82,520,377
Electric Utilities — 0.9%
IDACORP, Inc.	71,802	7,668,454
NextEra Energy, Inc.	51,952	12,580,696
		20,249,150
Electronic Equipment, Instruments and Components — 0.4%
National Instruments Corp.	208,708	8,836,697
Entertainment — 0.4%
Take-Two Interactive Software, Inc.(1)	31,281	3,829,733
Walt Disney Co. (The)	32,445	4,692,520
		8,522,253
Equity Real Estate Investment Trusts (REITs) — 6.0%
Apple Hospitality REIT, Inc.	149,127	2,423,314
Brandywine Realty Trust	649,124	10,223,703
Corporate Office Properties Trust	226,155	6,644,434
Digital Realty Trust, Inc.	49,619	5,941,379
EPR Properties	118,609	8,378,540
Extra Space Storage, Inc.	83,278	8,795,822
Healthcare Trust of America, Inc., Class A	92,874	2,812,225
Highwoods Properties, Inc.	132,376	6,474,510
Industrial Logistics Properties Trust	238,863	5,355,308
Lamar Advertising Co., Class A	130,353	11,635,309

7

	Shares	Value
Life Storage, Inc.	28,474	$3,083,164
Mid-America Apartment Communities, Inc.	28,571	3,767,372
Realty Income Corp.	147,819	10,883,913
Retail Properties of America, Inc., Class A	609,082	8,161,699
Simon Property Group, Inc.	28,231	4,205,290
Tanger Factory Outlet Centers, Inc.	401,601	5,915,583
VICI Properties, Inc.	461,287	11,785,883
Weingarten Realty Investors	304,762	9,520,765
WP Carey, Inc.	136,366	10,914,734
		136,922,947
Food Products — 2.9%
Campbell Soup Co.	418,146	20,664,775
General Mills, Inc.	362,432	19,411,858
Hershey Co. (The)	90,551	13,309,186
Kellogg Co.	180,273	12,467,681
		65,853,500
Health Care Equipment and Supplies — 0.5%
Stryker Corp.	57,714	12,116,477
Health Care Providers and Services — 0.7%
Cardinal Health, Inc.	168,571	8,526,321
Chemed Corp.	6,642	2,917,565
UnitedHealth Group, Inc.	12,488	3,671,222
		15,115,108
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	54,582	7,677,504
Hotels, Restaurants and Leisure — 2.7%
Darden Restaurants, Inc.	96,019	10,467,031
Las Vegas Sands Corp.	226,879	15,663,726
McDonald's Corp.	53,548	10,581,620
Starbucks Corp.	163,914	14,411,319
Vail Resorts, Inc.	41,663	9,992,038
		61,115,734
Household Durables — 0.3%
Garmin Ltd.	65,495	6,389,692
Household Products — 3.1%
Clorox Co. (The)	47,757	7,332,610
Colgate-Palmolive Co.	222,016	15,283,582
Kimberly-Clark Corp.	149,962	20,627,273
Procter & Gamble Co. (The)	218,596	27,302,640
		70,546,105
Insurance — 2.2%
Fidelity National Financial, Inc.	211,598	9,595,969
First American Financial Corp.	138,612	8,083,852
MetLife, Inc.	247,153	12,597,389
Prudential Financial, Inc.	111,877	10,487,350
Unum Group	293,807	8,567,412
		49,331,972

8

	Shares	Value
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A(1)	63,655	$85,258,870
Facebook, Inc., Class A(1)	170,803	35,057,316
		120,316,186
Internet and Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	38,230	70,642,923
eBay, Inc.	375,262	13,550,711
		84,193,634
IT Services — 3.7%
Amdocs Ltd.	140,995	10,178,429
International Business Machines Corp.	215,135	28,836,695
Mastercard, Inc., Class A	10,672	3,186,552
MAXIMUS, Inc.	44,009	3,273,830
Paychex, Inc.	130,571	11,106,369
PayPal Holdings, Inc.(1)	19,840	2,146,093
Visa, Inc., Class A	65,512	12,309,705
Western Union Co. (The)	467,987	12,532,692
		83,570,365
Machinery — 1.7%
Cummins, Inc.	113,115	20,243,060
Snap-on, Inc.	111,147	18,828,302
		39,071,362
Media — 1.5%
Comcast Corp., Class A	31,668	1,424,110
Interpublic Group of Cos., Inc. (The)	799,130	18,459,903
Omnicom Group, Inc.	186,233	15,088,598
		34,972,611
Metals and Mining — 0.2%
Steel Dynamics, Inc.	163,368	5,561,047
Multiline Retail — 0.7%
Target Corp.	129,005	16,539,731
Oil, Gas and Consumable Fuels — 5.2%
Chevron Corp.	329,164	39,667,554
Exxon Mobil Corp.	381,088	26,592,321
HollyFrontier Corp.	249,028	12,628,210
Kinder Morgan, Inc.	642,014	13,591,436
Phillips 66	124,752	13,898,620
Valero Energy Corp.	128,499	12,033,931
		118,412,072
Paper and Forest Products — 0.3%
Domtar Corp.	200,393	7,663,028
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	246,116	15,798,186
Eli Lilly & Co.	16,933	2,225,504
Johnson & Johnson	288,952	42,149,428
Merck & Co., Inc.	249,349	22,678,292
Pfizer, Inc.	613,413	24,033,521
		106,884,931

9

	Shares	Value
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	268,998	$16,419,638
Broadcom, Inc.	102,076	32,258,058
Intel Corp.	410,163	24,548,256
Maxim Integrated Products, Inc.	151,927	9,345,030
QUALCOMM, Inc.	152,576	13,461,780
Texas Instruments, Inc.	215,225	27,611,215
		123,643,977
Software — 6.9%
Adobe, Inc.(1)	24,197	7,980,413
LogMeIn, Inc.	135,487	11,616,655
Microsoft Corp.	707,542	111,579,373
Oracle Corp. (New York)	328,393	17,398,261
salesforce.com, Inc.(1)	44,092	7,171,123
Zscaler, Inc.(1)	33,685	1,566,353
		157,312,178
Specialty Retail — 1.9%
AutoZone, Inc.(1)	7,463	8,890,746
Home Depot, Inc. (The)	161,965	35,369,917
		44,260,663
Technology Hardware, Storage and Peripherals — 6.2%
Apple, Inc.	331,051	97,213,126
HP, Inc.	826,677	16,988,212
NetApp, Inc.	141,225	8,791,256
Seagate Technology plc	321,205	19,111,698
		142,104,292
Tobacco — 1.1%
Altria Group, Inc.	169,673	8,468,379
Philip Morris International, Inc.	205,363	17,474,338
		25,942,717
Trading Companies and Distributors — 0.4%
Fastenal Co.	279,768	10,337,428
TOTAL COMMON STOCKS (Cost $1,630,874,202)		2,200,888,130
TEMPORARY CASH INVESTMENTS — 3.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $68,702,474), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $67,258,632)		67,253,588
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $15,272,585), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $14,969,541)		14,969,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,333	39,333
TOTAL TEMPORARY CASH INVESTMENTS (Cost $82,261,921)		82,261,921
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,713,136,123)		2,283,150,051
OTHER ASSETS AND LIABILITIES — 0.1%		1,352,911
TOTAL NET ASSETS — 100.0%		$2,284,502,962

10

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	381	March 2020	$19,050	$61,552,455	$1,145,252

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,713,136,123)	$2,283,150,051
Deposits with broker for futures contracts	2,400,300
Receivable for capital shares sold	832,799
Receivable for variation margin on futures contracts	146,685
Dividends and interest receivable	2,864,318
2,289,394,153

Liabilities
Payable for capital shares redeemed	3,630,122
Accrued management fees	1,213,407
Distribution and service fees payable	47,662
4,891,191

Net Assets	$2,284,502,962

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,650,881,045
Distributable earnings	633,621,917
$2,284,502,962

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,782,444,705	45,838,820	$38.89
I Class, $0.01 Par Value	$310,075,377	7,962,208	$38.94
A Class, $0.01 Par Value	$149,810,813	3,859,060	$38.82*
C Class, $0.01 Par Value	$8,929,587	230,474	$38.74
R Class, $0.01 Par Value	$18,590,816	478,256	$38.87
R5 Class, $0.01 Par Value	$14,651,664	376,135	$38.95
*Maximum offering price $41.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$30,297,850
Interest	395,973
30,693,823

Expenses:
Management fees	7,026,806
Distribution and service fees:
A Class	188,000
C Class	44,386
R Class	56,103
Directors' fees and expenses	84,326
Other expenses	1,372
7,400,993

Net investment income (loss)	23,292,830

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	72,934,076
Futures contract transactions	3,847,840
76,781,916

Change in net unrealized appreciation (depreciation) on:
Investments	88,152,029
Futures contracts	1,145,252
89,297,281

Net realized and unrealized gain (loss)	166,079,197

Net Increase (Decrease) in Net Assets Resulting from Operations	$189,372,027

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$23,292,830	$45,547,410
Net realized gain (loss)	76,781,916	78,603,188
Change in net unrealized appreciation (depreciation)	89,297,281	(26,164,480)
Net increase (decrease) in net assets resulting from operations	189,372,027	97,986,118

Distributions to Shareholders
From earnings:
Investor Class	(53,236,145)	(184,522,529)
I Class	(9,568,653)	(29,223,053)
A Class	(4,335,960)	(15,989,055)
C Class	(223,717)	(863,598)
R Class	(558,271)	(2,594,469)
R5 Class	(452,600)	(1,482,829)
Decrease in net assets from distributions	(68,375,346)	(234,675,533)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(50,323,474)	130,765,006

Net increase (decrease) in net assets	70,673,207	(5,924,409)

Net Assets
Beginning of period	2,213,829,755	2,219,754,164
End of period	$2,284,502,962	$2,213,829,755

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

15

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.66%
I Class		0.0500% to 0.1100%	0.46%
A Class		0.2500% to 0.3100%	0.66%
C Class		0.2500% to 0.3100%	0.66%
R Class		0.2500% to 0.3100%	0.66%
R5 Class		0.0500% to 0.1100%	0.46%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $12,331,139 and $10,306,988, respectively. The effect of interfund transactions on the Statement of Operations was $(731,593) in net realized gain (loss) on investment transactions.

17

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $1,025,806,582 and $1,178,083,805, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	370,000,000		370,000,000
Sold	1,025,794	$38,437,761	3,531,134	$132,444,830
Issued in reinvestment of distributions	1,316,274	50,752,346	5,087,471	176,541,937
Redeemed	(2,873,803)	(108,251,877)	(6,474,475)	(243,095,222)
	(531,735)	(19,061,770)	2,144,130	65,891,545
I Class/Shares Authorized	40,000,000		40,000,000
Sold	634,966	23,664,477	2,716,347	98,765,501
Issued in reinvestment of distributions	243,632	9,403,542	814,500	28,358,276
Redeemed	(1,229,404)	(46,150,433)	(2,143,883)	(81,643,945)
	(350,806)	(13,082,414)	1,386,964	45,479,832
A Class/Shares Authorized	50,000,000		50,000,000
Sold	299,932	11,319,983	799,389	30,028,792
Issued in reinvestment of distributions	102,451	3,944,406	422,928	14,629,031
Redeemed	(686,552)	(25,810,046)	(1,004,009)	(37,933,837)
	(284,169)	(10,545,657)	218,308	6,723,986
C Class/Shares Authorized	15,000,000		15,000,000
Sold	15,740	598,063	94,306	3,495,190
Issued in reinvestment of distributions	5,178	199,442	22,498	772,317
Redeemed	(38,723)	(1,451,781)	(85,258)	(3,171,487)
	(17,805)	(654,276)	31,546	1,096,020
R Class/Shares Authorized	20,000,000		20,000,000
Sold	52,589	1,971,605	269,308	9,978,276
Issued in reinvestment of distributions	9,113	351,658	31,358	1,083,316
Redeemed	(253,882)	(9,584,568)	(269,160)	(10,039,390)
	(192,180)	(7,261,305)	31,506	1,022,202
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	33,012	1,239,292	336,733	13,331,436
Issued in reinvestment of distributions	11,725	452,600	42,842	1,482,829
Redeemed	(37,681)	(1,409,944)	(117,421)	(4,262,844)
	7,056	281,948	262,154	10,551,421
Net increase (decrease)	(1,369,639)	$(50,323,474)	4,074,608	$130,765,006

18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,200,888,130	—	—
Temporary Cash Investments	39,333	$82,222,588	—
	$2,200,927,463	$82,222,588	—
Other Financial Instruments
Futures Contracts	$1,145,252	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $13,433 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $146,685 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $3,847,840 in net realized gain (loss) on futures contract transactions and $1,145,252 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

19

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,713,984,339
Gross tax appreciation of investments	$585,851,367
Gross tax depreciation of investments	(16,685,655)
Net tax appreciation (depreciation) of investments	$569,165,712

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(10,275,541), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$36.82	0.40	2.86	3.26	(0.44)	(0.75)	(1.19)	$38.89	8.85%	0.67%(4)	2.09%(4)	47%	$1,782,445
2019	$39.61	0.78	0.63	1.41	(0.73)	(3.47)	(4.20)	$36.82	4.43%	0.67%	2.07%	72%	$1,707,536
2018	$37.90	0.93	4.40	5.33	(0.88)	(2.74)	(3.62)	$39.61	14.32%	0.66%	2.33%	77%	$1,751,738
2017	$33.91	0.79	4.55	5.34	(0.76)	(0.59)	(1.35)	$37.90	15.95%	0.67%	2.16%	81%	$1,691,048
2016	$36.78	0.82	(0.61)	0.21	(0.84)	(2.24)	(3.08)	$33.91	1.00%	0.68%	2.40%	79%	$1,551,664
2015	$38.52	0.81	0.29	1.10	(0.79)	(2.05)	(2.84)	$36.78	2.87%	0.67%	2.11%	79%	$1,655,693
I Class
2019(3)	$36.88	0.43	2.86	3.29	(0.48)	(0.75)	(1.23)	$38.94	8.95%	0.47%(4)	2.29%(4)	47%	$310,075
2019	$39.66	0.85	0.65	1.50	(0.81)	(3.47)	(4.28)	$36.88	4.65%	0.47%	2.27%	72%	$306,583
2018	$37.94	0.99	4.43	5.42	(0.96)	(2.74)	(3.70)	$39.66	14.55%	0.46%	2.53%	77%	$274,687
2017	$33.95	0.86	4.55	5.41	(0.83)	(0.59)	(1.42)	$37.94	16.16%	0.47%	2.36%	81%	$181,620
2016	$36.82	0.88	(0.60)	0.28	(0.91)	(2.24)	(3.15)	$33.95	1.21%	0.48%	2.60%	79%	$127,626
2015	$38.55	0.88	0.30	1.18	(0.86)	(2.05)	(2.91)	$36.82	3.10%	0.47%	2.31%	79%	$125,872
A Class
2019(3)	$36.76	0.35	2.84	3.19	(0.38)	(0.75)	(1.13)	$38.82	8.72%	0.92%(4)	1.84%(4)	47%	$149,811
2019	$39.55	0.69	0.63	1.32	(0.64)	(3.47)	(4.11)	$36.76	4.18%	0.92%	1.82%	72%	$152,312
2018	$37.85	0.83	4.39	5.22	(0.78)	(2.74)	(3.52)	$39.55	14.03%	0.91%	2.08%	77%	$155,233
2017	$33.87	0.69	4.55	5.24	(0.67)	(0.59)	(1.26)	$37.85	15.65%	0.92%	1.91%	81%	$156,863
2016	$36.74	0.73	(0.61)	0.12	(0.75)	(2.24)	(2.99)	$33.87	0.75%	0.93%	2.15%	79%	$205,390
2015	$38.48	0.71	0.29	1.00	(0.69)	(2.05)	(2.74)	$36.74	2.62%	0.92%	1.86%	79%	$239,515

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$36.68	0.20	2.84	3.04	(0.23)	(0.75)	(0.98)	$38.74	8.30%	1.67%(4)	1.09%(4)	47%	$8,930
2019	$39.48	0.41	0.63	1.04	(0.37)	(3.47)	(3.84)	$36.68	3.40%	1.67%	1.07%	72%	$9,107
2018	$37.79	0.53	4.39	4.92	(0.49)	(2.74)	(3.23)	$39.48	13.18%	1.66%	1.33%	77%	$8,557
2017	$33.82	0.42	4.53	4.95	(0.39)	(0.59)	(0.98)	$37.79	14.77%	1.67%	1.16%	81%	$7,368
2016	$36.68	0.47	(0.60)	(0.13)	(0.49)	(2.24)	(2.73)	$33.82	0.01%	1.68%	1.40%	79%	$6,734
2015	$38.42	0.42	0.29	0.71	(0.40)	(2.05)	(2.45)	$36.68	1.86%	1.67%	1.11%	79%	$8,195
R Class
2019(3)	$36.81	0.30	2.84	3.14	(0.33)	(0.75)	(1.08)	$38.87	8.56%	1.17%(4)	1.59%(4)	47%	$18,591
2019	$39.59	0.60	0.64	1.24	(0.55)	(3.47)	(4.02)	$36.81	3.95%	1.17%	1.57%	72%	$24,676
2018	$37.89	0.73	4.40	5.13	(0.69)	(2.74)	(3.43)	$39.59	13.73%	1.16%	1.83%	77%	$25,298
2017	$33.91	0.60	4.55	5.15	(0.58)	(0.59)	(1.17)	$37.89	15.34%	1.17%	1.66%	81%	$28,052
2016	$36.77	0.65	(0.60)	0.05	(0.67)	(2.24)	(2.91)	$33.91	0.52%	1.18%	1.90%	79%	$23,290
2015	$38.51	0.60	0.31	0.91	(0.60)	(2.05)	(2.65)	$36.77	2.36%	1.17%	1.61%	79%	$15,663
R5 Class
2019(3)	$36.89	0.43	2.86	3.29	(0.48)	(0.75)	(1.23)	$38.95	8.95%	0.47%(4)	2.29%(4)	47%	$14,652
2019	$39.66	0.88	0.63	1.51	(0.81)	(3.47)	(4.28)	$36.89	4.68%	0.47%	2.27%	72%	$13,615
2018	$37.95	0.91	4.50	5.41	(0.96)	(2.74)	(3.70)	$39.66	14.52%	0.46%	2.53%	77%	$4,241
2017(5)	$37.51	0.20	0.43	0.63	(0.19)	—	(0.19)	$37.95	1.68%	0.47%(4)	2.37%(4)	81%(6)	$175

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through June 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2002

Semiannual Report

December 31, 2019

International Core Equity Fund
Investor Class (ACIMX)
I Class (ACIUX)
A Class (ACIQX)
C Class (ACIKX)
R Class (ACIRX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
iShares MSCI EAFE ETF	4.9%
iShares MSCI Japan ETF	4.3%
Nestle SA	3.2%
Royal Dutch Shell plc, B Shares	2.8%
Roche Holding AG	2.6%
Allianz SE	1.9%
GlaxoSmithKline plc	1.8%
SAP SE	1.8%
L'Oreal SA	1.6%
BHP Group plc	1.6%

Investments by Country	% of net assets
Japan	21.6%
United Kingdom	14.3%
Switzerland	10.6%
France	9.4%
Germany	5.9%
Spain	4.6%
Australia	4.5%
Sweden	3.2%
Singapore	3.1%
Denmark	2.3%
Hong Kong	2.1%
New Zealand	2.0%
Other Countries	5.9%
Exchange-Traded Funds*	9.2%
Cash and Equivalents**	1.3%
* Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.
** Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	89.5%
Exchange-Traded Funds	9.2%
Total Equity Exposure	98.7%
Temporary Cash Investments	1.0%
Temporary Cash Investments - Securities Lending Collateral	1.2%
Other Assets and Liabilities	(0.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.30	$5.89	1.15%
I Class	$1,000	$1,039.10	$4.87	0.95%
A Class	$1,000	$1,036.80	$7.17	1.40%
C Class	$1,000	$1,033.80	$10.99	2.15%
R Class	$1,000	$1,035.50	$8.44	1.65%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.84	1.15%
I Class	$1,000	$1,020.36	$4.82	0.95%
A Class	$1,000	$1,018.10	$7.10	1.40%
C Class	$1,000	$1,014.33	$10.89	2.15%
R Class	$1,000	$1,016.84	$8.36	1.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 89.5%
Australia — 4.5%
Aristocrat Leisure Ltd.	3,009	$71,363
Aurizon Holdings Ltd.	60,091	221,064
Australia & New Zealand Banking Group Ltd.	15,241	264,044
Coca-Cola Amatil Ltd.	10,394	80,819
Fortescue Metals Group Ltd.	21,831	164,542
Telstra Corp. Ltd.	74,650	185,975
		987,807
Austria — 0.7%
OMV AG	2,807	157,690
Denmark — 2.3%
Carlsberg A/S, B Shares	627	93,533
Novo Nordisk A/S, B Shares	5,702	330,714
Pandora A/S	1,884	81,954
		506,201
Finland — 1.3%
Kone Oyj, B Shares	4,285	280,138
France — 9.4%
Dassault Systemes SE	493	81,318
Eiffage SA	495	56,722
Hermes International	376	281,377
Kering SA	483	318,187
L'Oreal SA	1,208	358,745
Peugeot SA	8,816	211,137
Safran SA	1,876	290,807
Schneider Electric SE	1,908	196,272
TOTAL SA	4,562	252,106
		2,046,671
Germany — 5.9%
adidas AG	1,029	334,432
Allianz SE	1,661	407,295
Carl Zeiss Meditec AG	1,247	159,042
SAP SE	2,905	391,506
		1,292,275
Hong Kong — 2.1%
Hang Seng Bank Ltd.	10,000	206,938
Hong Kong Exchanges & Clearing Ltd.	3,800	123,164
Sands China Ltd.	22,800	122,267
		452,369
Israel — 1.4%
CyberArk Software Ltd.(1)	1,600	186,528
Wix.com Ltd.(1)	1,000	122,380
		308,908

6

	Shares	Value
Italy — 0.8%
Ferrari NV	1,107	$183,614
Japan — 21.6%
Advantest Corp.	1,300	73,552
Amada Holdings Co. Ltd.	20,900	237,357
Astellas Pharma, Inc.	16,100	275,019
Bandai Namco Holdings, Inc.	1,200	72,816
Brother Industries Ltd.	10,900	224,437
Chugai Pharmaceutical Co. Ltd.	2,700	248,681
FANUC Corp.	200	36,938
Hitachi Ltd.	1,500	63,183
Hoya Corp.	1,000	95,480
KDDI Corp.	4,300	127,924
Keyence Corp.	200	70,791
Mitsubishi UFJ Financial Group, Inc.	15,800	85,393
Nexon Co. Ltd.(1)	9,900	130,947
Nintendo Co. Ltd.	500	201,823
Nippon Telegraph & Telephone Corp.	2,000	50,660
Nitori Holdings Co. Ltd.	600	94,807
NTT DOCOMO, Inc.	9,900	276,659
Recruit Holdings Co. Ltd.	4,200	158,047
Santen Pharmaceutical Co. Ltd.	2,400	45,761
Sekisui House Ltd.	6,100	130,272
Shin-Etsu Chemical Co. Ltd.	2,500	274,089
Shionogi & Co. Ltd.	4,000	247,133
Softbank Corp.	11,000	147,412
SoftBank Group Corp.	400	17,415
Sony Corp.	3,600	245,040
Tokyo Electron Ltd.	1,200	263,703
Toyota Motor Corp.	3,000	211,229
Trend Micro, Inc.	2,700	138,168
Tsuruha Holdings, Inc.	1,900	243,765
Welcia Holdings Co. Ltd.	3,700	235,683
		4,724,184
Netherlands — 0.6%
Coca-Cola European Partners plc	1,700	86,496
NN Group NV	1,078	40,991
		127,487
New Zealand — 2.0%
a2 Milk Co. Ltd.(1)	20,716	209,687
Meridian Energy Ltd.	70,663	237,960
		447,647
Norway — 1.1%
Aker BP ASA	6,981	229,033
Singapore — 3.1%
Oversea-Chinese Banking Corp. Ltd.	33,300	272,285
Singapore Telecommunications Ltd.	110,200	276,350

7

	Shares	Value
United Overseas Bank Ltd.	6,800	$133,755
		682,390
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	45,668	257,360
Iberdrola SA	30,208	311,113
Industria de Diseno Textil SA	6,894	244,206
Telefonica SA	27,367	191,275
		1,003,954
Sweden — 3.2%
Hennes & Mauritz AB, B Shares(2)	12,470	253,487
Kinnevik AB, B Shares	6,787	166,084
Sandvik AB	11,666	228,008
Telefonaktiebolaget LM Ericsson, B Shares	6,832	59,864
		707,443
Switzerland — 10.6%
Geberit AG	451	253,185
Nestle SA	6,426	696,171
Novartis AG	2,957	280,153
Partners Group Holding AG	241	220,869
Roche Holding AG	1,759	570,370
Zurich Insurance Group AG	745	305,554
		2,326,302
United Kingdom — 14.3%
BHP Group plc	15,053	355,551
BP plc	4,287	26,911
Burberry Group plc	7,400	216,566
Compass Group plc	5,903	147,875
GlaxoSmithKline plc	17,106	402,432
HSBC Holdings plc	26,172	205,533
Intertek Group plc	2,235	173,464
Legal & General Group plc	66,619	268,393
RELX plc	12,234	308,629
Royal Dutch Shell plc, B Shares	20,278	604,235
Sage Group plc (The)	20,480	203,498
Unilever plc	691	39,559
Vodafone Group plc	90,404	175,508
		3,128,154
TOTAL COMMON STOCKS (Cost $17,573,107)		19,592,267
EXCHANGE-TRADED FUNDS — 9.2%
iShares MSCI EAFE ETF	15,600	1,083,264
iShares MSCI Japan ETF	15,900	941,916
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,988,905)		2,025,180
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $190,256), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $186,257)		186,243

8

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,563	$40,563
TOTAL TEMPORARY CASH INVESTMENTS (Cost $226,806)		226,806
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $260,897)	260,897	260,897
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $20,049,715)		22,105,150
OTHER ASSETS AND LIABILITIES — (0.9)%		(205,788)
TOTAL NET ASSETS — 100.0%		$21,899,362

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	14.7%
Financials	13.6%
Health Care	12.1%
Industrials	11.1%
Consumer Staples	9.3%
Information Technology	8.5%
Communication Services	8.2%
Energy	5.8%
Materials	3.7%
Utilities	2.5%
Exchange-Traded Funds	9.2%
Cash and Equivalents*	1.3%
* Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $248,405. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $260,897.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $19,788,818) — including $248,405 of securities on loan	$21,844,253
Investment made with cash collateral received for securities on loan, at value (cost of $260,897)	260,897
Total investment securities, at value (cost of $20,049,715)	22,105,150
Foreign currency holdings, at value (cost of $59)	60
Receivable for capital shares sold	26,851
Dividends and interest receivable	91,309
Securities lending receivable	180
Other assets	895
22,224,445

Liabilities
Payable for collateral received for securities on loan	260,897
Payable for capital shares redeemed	42,449
Accrued management fees	20,552
Distribution and service fees payable	1,185
325,083

Net Assets	$21,899,362

Net Assets Consist of:
Capital (par value and paid-in surplus)	$22,631,236
Distributable earnings	(731,874)
$21,899,362

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$13,882,518	1,587,830	$8.74
I Class, $0.01 Par Value	$3,422,183	390,877	$8.76
A Class, $0.01 Par Value	$3,953,159	451,018	$8.76*
C Class, $0.01 Par Value	$250,991	28,706	$8.74
R Class, $0.01 Par Value	$390,511	44,654	$8.75
*Maximum offering price $9.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $18,648)	$362,319
Interest	2,417
Securities lending, net	1,238
365,974

Expenses:
Management fees	140,408
Distribution and service fees:
A Class	4,712
C Class	1,369
R Class	1,009
Directors' fees and expenses	988
Other expenses	655
149,141

Net investment income (loss)	216,833

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(895))	(143,969)
Foreign currency translation transactions	1,394
(142,575)

Change in net unrealized appreciation (depreciation) on:
Investments	698,708
Translation of assets and liabilities in foreign currencies	220
698,928

Net realized and unrealized gain (loss)	556,353

Net Increase (Decrease) in Net Assets Resulting from Operations	$773,186

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$216,833	$608,065
Net realized gain (loss)	(142,575)	(2,421,895)
Change in net unrealized appreciation (depreciation)	698,928	824,049
Net increase (decrease) in net assets resulting from operations	773,186	(989,781)

Distributions to Shareholders
From earnings:
Investor Class	(442,252)	(395,026)
I Class	(116,242)	(139,331)
A Class	(113,060)	(75,200)
C Class	(5,369)	(8,304)
R Class	(10,120)	(10,254)
Decrease in net assets from distributions	(687,043)	(628,115)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,821,933)	(2,860,420)

Net increase (decrease) in net assets	(5,735,790)	(4,478,316)

Net Assets
Beginning of period	27,635,152	32,113,468
End of period	$21,899,362	$27,635,152

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$260,897	—	—	—	$260,897
Gross amount of recognized liabilities for securities lending transactions					$260,897

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.8180% to 1.0000%	0.2500% to 0.3100%	1.14%
I Class		0.0500% to 0.1100%	0.94%
A Class		0.2500% to 0.3100%	1.14%
C Class		0.2500% to 0.3100%	1.14%
R Class		0.2500% to 0.3100%	1.14%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $12,697,218 and $18,757,482, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	245,306	$2,088,557	780,503	$6,681,327
Issued in reinvestment of distributions	49,595	430,981	49,907	388,273
Redeemed	(920,141)	(7,909,734)	(838,502)	(7,294,153)
	(625,240)	(5,390,196)	(8,092)	(224,553)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	79,097	680,879	306,787	2,527,494
Issued in reinvestment of distributions	13,361	116,242	17,886	139,331
Redeemed	(113,336)	(981,883)	(536,468)	(4,537,339)
	(20,878)	(184,762)	(211,795)	(1,870,514)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	57,457	497,650	110,201	945,268
Issued in reinvestment of distributions	12,970	112,972	9,608	74,944
Redeemed	(66,450)	(566,579)	(136,080)	(1,187,226)
	3,977	44,043	(16,271)	(167,014)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	260	2,189	2,052	17,590
Issued in reinvestment of distributions	618	5,369	924	7,199
Redeemed	(10,738)	(89,362)	(72,125)	(617,982)
	(9,860)	(81,804)	(69,149)	(593,193)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	7,848	67,077	15,088	131,849
Issued in reinvestment of distributions	1,165	10,120	1,316	10,254
Redeemed	(34,021)	(286,411)	(16,373)	(147,249)
	(25,008)	(209,214)	31	(5,146)
Net increase (decrease)	(677,009)	$(5,821,933)	(305,276)	$(2,860,420)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$395,404	$19,196,863	—
Exchange-Traded Funds	2,025,180	—	—
Temporary Cash Investments	40,563	186,243	—
Temporary Cash Investments - Securities Lending Collateral	260,897	—	—
	$2,722,044	$19,383,106	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$20,063,189
Gross tax appreciation of investments	$2,463,646
Gross tax depreciation of investments	(421,685)
Net tax appreciation (depreciation) of investments	$2,041,961

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had accumulated short-term capital losses of $(2,511,762), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Subsequent Event

On September 27, 2019, the Board of Directors approved a plan of liquidation for the fund. The liquidation was effective January 24, 2020.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$8.69	0.07	0.26	0.33	(0.28)	$8.74	3.83%	1.15%(4)	1.75%(4)	51%	$13,883
2019	$9.21	0.20	(0.52)	(0.32)	(0.20)	$8.69	(3.18)%	1.15%	2.24%	93%	$19,225
2018	$9.01	0.19	0.23	0.42	(0.22)	$9.21	4.69%	1.15%	1.97%	99%	$20,459
2017	$7.71	0.18	1.33	1.51	(0.21)	$9.01	19.92%	1.15%	2.19%	113%	$20,938
2016	$8.89	0.16	(1.18)	(1.02)	(0.16)	$7.71	(11.53)%	1.17%	1.94%	117%	$19,646
2015	$9.68	0.24	(0.75)	(0.51)	(0.28)	$8.89	(5.11)%	1.15%	2.67%	96%	$22,366
I Class
2019(3)	$8.71	0.08	0.27	0.35	(0.30)	$8.76	3.91%	0.95%(4)	1.95%(4)	51%	$3,422
2019	$9.23	0.20	(0.50)	(0.30)	(0.22)	$8.71	(2.98)%	0.95%	2.44%	93%	$3,585
2018	$9.02	0.22	0.23	0.45	(0.24)	$9.23	4.89%	0.95%	2.17%	99%	$5,756
2017	$7.72	0.20	1.33	1.53	(0.23)	$9.02	20.26%	0.95%	2.39%	113%	$4,117
2016	$8.90	0.17	(1.17)	(1.00)	(0.18)	$7.72	(11.34)%	0.97%	2.14%	117%	$1,183
2015	$9.69	0.26	(0.75)	(0.49)	(0.30)	$8.90	(4.91)%	0.95%	2.87%	96%	$1,621
A Class
2019(3)	$8.70	0.06	0.26	0.32	(0.26)	$8.76	3.68%	1.40%(4)	1.50%(4)	51%	$3,953
2019	$9.22	0.18	(0.52)	(0.34)	(0.18)	$8.70	(3.42)%	1.40%	1.99%	93%	$3,888
2018	$9.01	0.17	0.23	0.40	(0.19)	$9.22	4.41%	1.40%	1.72%	99%	$4,272
2017	$7.71	0.15	1.34	1.49	(0.19)	$9.01	19.74%	1.40%	1.94%	113%	$3,307
2016	$8.89	0.13	(1.17)	(1.04)	(0.14)	$7.71	(11.75)%	1.42%	1.69%	117%	$6,441
2015	$9.67	0.24	(0.76)	(0.52)	(0.26)	$8.89	(5.25)%	1.40%	2.42%	96%	$8,196

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$8.64	0.03	0.26	0.29	(0.19)	$8.74	3.38%	2.15%(4)	0.75%(4)	51%	$251
2019	$9.16	0.08	(0.48)	(0.40)	(0.12)	$8.64	(4.19)%	2.15%	1.24%	93%	$333
2018	$8.96	0.08	0.24	0.32	(0.12)	$9.16	3.54%	2.15%	0.97%	99%	$987
2017	$7.66	0.10	1.33	1.43	(0.13)	$8.96	18.96%	2.15%	1.19%	113%	$1,139
2016	$8.84	0.08	(1.18)	(1.10)	(0.08)	$7.66	(12.48)%	2.17%	0.94%	117%	$1,134
2015	$9.62	0.13	(0.72)	(0.59)	(0.19)	$8.84	(6.02)%	2.15%	1.67%	96%	$1,141
R Class
2019(3)	$8.67	0.05	0.27	0.32	(0.24)	$8.75	3.55%	1.65%(4)	1.25%(4)	51%	$391
2019	$9.19	0.16	(0.52)	(0.36)	(0.16)	$8.67	(3.68)%	1.65%	1.74%	93%	$604
2018	$8.98	0.13	0.25	0.38	(0.17)	$9.19	4.17%	1.65%	1.47%	99%	$640
2017	$7.69	0.14	1.32	1.46	(0.17)	$8.98	19.36%	1.65%	1.69%	113%	$709
2016	$8.86	0.12	(1.17)	(1.05)	(0.12)	$7.69	(11.90)%	1.67%	1.44%	117%	$583
2015	$9.65	0.16	(0.72)	(0.56)	(0.23)	$8.86	(5.61)%	1.65%	2.17%	96%	$538

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91450 2002

Semiannual Report

December 31, 2019

Multi-Asset Real Return Fund
Investor Class (ASIOX)
I Class (ASINX)
A Class (ASIDX)
C Class (ASIZX)
R Class (ASIUX)
R5 Class (AMRUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	44.7%
Foreign Common Stocks*	10.8%
U.S. Treasury Securities	19.1%
Corporate Bonds	3.4%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	3.3%
Asset-Backed Securities	3.1%
Collateralized Loan Obligations	3.0%
Exchange-Traded Funds	2.7%
Temporary Cash Investments	6.1%
Temporary Cash Investments - Securities Lending Collateral	0.2%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,035.80	$4.55	0.89%
I Class	$1,000	$1,036.60	$3.53	0.69%
A Class	$1,000	$1,034.80	$5.83	1.14%
C Class	$1,000	$1,031.20	$9.65	1.89%
R Class	$1,000	$1,033.00	$7.10	1.39%
R5 Class	$1,000	$1,037.60	$3.53	0.69%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.52	0.89%
I Class	$1,000	$1,021.67	$3.51	0.69%
A Class	$1,000	$1,019.41	$5.79	1.14%
C Class	$1,000	$1,015.64	$9.58	1.89%
R Class	$1,000	$1,018.15	$7.05	1.39%
R5 Class	$1,000	$1,021.67	$3.51	0.69%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 55.5%
Aerospace and Defense — 2.8%
Airbus SE	263	$38,587
Arconic, Inc.	1,049	32,278
Boeing Co. (The)	90	29,318
Curtiss-Wright Corp.	230	32,405
HEICO Corp.	219	24,999
L3Harris Technologies, Inc.	146	28,889
Raytheon Co.	157	34,499
Teledyne Technologies, Inc.(1)	95	32,921
TransDigm Group, Inc.	56	31,360
United Technologies Corp.	203	30,401
		315,657
Airlines — 0.6%
Alaska Air Group, Inc.	503	34,078
Delta Air Lines, Inc.	499	29,182
		63,260
Banks — 1.0%
Bank of America Corp.	876	30,853
Citizens Financial Group, Inc.	509	20,670
KeyCorp	1,554	31,453
U.S. Bancorp	610	36,167
		119,143
Beverages — 0.4%
Coca-Cola Co. (The)	396	21,919
PepsiCo, Inc.	211	28,837
		50,756
Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.(1)	185	20,008
Amgen, Inc.	171	41,223
Gilead Sciences, Inc.	426	27,681
Vertex Pharmaceuticals, Inc.(1)	96	21,019
		109,931
Capital Markets — 0.8%
Intercontinental Exchange, Inc.	336	31,097
MarketAxess Holdings, Inc.	52	19,714
S&P Global, Inc.	132	36,042
		86,853
Chemicals — 1.6%
Air Liquide SA	99	14,071
Air Products & Chemicals, Inc.	77	18,094
Axalta Coating Systems Ltd.(1)	625	19,000
Celanese Corp.	80	9,850

6

	Shares/ Principal Amount	Value
FMC Corp.	171	$17,069
Linde plc	91	19,374
NewMarket Corp.	26	12,649
Orica Ltd.	1,014	15,672
PPG Industries, Inc.	106	14,150
RPM International, Inc.	175	13,433
Scotts Miracle-Gro Co. (The)	140	14,865
Sherwin-Williams Co. (The)	23	13,421
		181,648
Commercial Services and Supplies — 1.0%
Cintas Corp.	106	28,523
Republic Services, Inc.	323	28,951
Tetra Tech, Inc.	314	27,054
Times Neighborhood Holdings Ltd.(1)	3,461	2,154
Waste Management, Inc.	267	30,427
		117,109
Communications Equipment — 0.3%
Lumentum Holdings, Inc.(1)	479	37,985
Construction and Engineering — 0.3%
Jacobs Engineering Group, Inc.	334	30,003
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	59	16,499
Vulcan Materials Co.	131	18,862
		35,361
Consumer Finance — 0.2%
Ally Financial, Inc.	848	25,915
Containers and Packaging — 0.3%
Avery Dennison Corp.	101	13,213
Crown Holdings, Inc.(1)	184	13,347
Graphic Packaging Holding Co.	724	12,055
		38,615
Diversified Consumer Services — 0.2%
Service Corp. International	606	27,894
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA	674	29,049
Verizon Communications, Inc.	468	28,735
		57,784
Electric Utilities — 0.6%
FirstEnergy Corp.	749	36,401
NextEra Energy, Inc.	130	31,481
		67,882
Electrical Equipment — 0.7%
AMETEK, Inc.	318	31,717
Hubbell, Inc.	285	42,129
		73,846
Electronic Equipment, Instruments and Components — 0.6%
Keysight Technologies, Inc.(1)	372	38,178

7

	Shares/ Principal Amount	Value
SYNNEX Corp.	257	$33,102
		71,280
Energy Equipment and Services — 0.1%
Schlumberger Ltd.	297	11,939
Equity Real Estate Investment Trusts (REITs) — 11.1%
Agree Realty Corp.	477	33,471
Alexandria Real Estate Equities, Inc.	233	37,648
Allied Properties Real Estate Investment Trust	407	16,320
American Tower Corp.	50	11,491
Americold Realty Trust	1,170	41,020
Boston Properties, Inc.	205	28,261
Brixmor Property Group, Inc.	887	19,168
Camden Property Trust	412	43,713
CapitaLand Commercial Trust(1)	5,700	8,439
Charter Hall Group	3,031	23,604
Comforia Residential REIT, Inc.	7	22,157
Cousins Properties, Inc.	358	14,750
Derwent London plc	273	14,582
DiamondRock Hospitality Co.	952	10,548
Embassy Office Parks REIT	800	4,749
Equinix, Inc.	55	32,104
Equity Residential	442	35,767
Essential Properties Realty Trust, Inc.	806	19,997
Gaming and Leisure Properties, Inc.	488	21,008
Gecina SA	101	18,104
Goodman Group	3,652	34,330
Granite Real Estate Investment Trust	230	11,686
Healthpeak Properties, Inc.	1,705	58,771
Hudson Pacific Properties, Inc.	752	28,313
Inmobiliaria Colonial Socimi SA	891	11,369
Invesco Office J-Reit, Inc.	136	28,197
Invitation Homes, Inc.	1,991	59,670
Kilroy Realty Corp.	353	29,617
Link REIT	1,500	15,925
Mapletree Commercial Trust	11,589	20,596
Mitsui Fudosan Logistics Park, Inc.	5	22,203
Northview Apartment Real Estate Investment Trust	577	13,170
Orix JREIT, Inc.	16	34,693
Prologis, Inc.	830	73,986
Rexford Industrial Realty, Inc.	1,073	49,004
Ryman Hospitality Properties, Inc.	359	31,111
Safestore Holdings plc	2,071	22,122
SBA Communications Corp.	46	11,086
Segro plc	3,068	36,622
Spirit Realty Capital, Inc.	622	30,590
Summit Industrial Income REIT	988	9,176
Sun Communities, Inc.	212	31,821

8

	Shares/ Principal Amount	Value
UDR, Inc.	632	$29,514
UNITE Group plc (The)	1,267	21,188
VICI Properties, Inc.	1,516	38,734
Welltower, Inc.	166	13,576
Weyerhaeuser Co.	1,317	39,773
		1,263,744
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	97	28,510
George Weston Ltd.	381	30,227
US Foods Holding Corp.(1)	934	39,125
Walmart, Inc.	314	37,316
		135,178
Food Products — 0.6%
Lamb Weston Holdings, Inc.	361	31,057
Mondelez International, Inc., Class A	592	32,607
		63,664
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	109	29,645
Boston Scientific Corp.(1)	947	42,823
Cooper Cos., Inc. (The)	102	32,772
Edwards Lifesciences Corp.(1)	145	33,827
Masimo Corp.(1)	188	29,715
Medtronic plc	360	40,842
STERIS plc	250	38,105
Teleflex, Inc.	80	30,115
West Pharmaceutical Services, Inc.	198	29,765
Zimmer Biomet Holdings, Inc.	261	39,067
		346,676
Health Care Providers and Services — 1.2%
Anthem, Inc.	114	34,431
Chemed Corp.	68	29,870
HCA Healthcare, Inc.	253	37,396
Laboratory Corp. of America Holdings(1)	184	31,127
		132,824
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	262	28,560
Dunkin' Brands Group, Inc.	259	19,565
Hilton Worldwide Holdings, Inc.	380	42,146
		90,271
Household Durables — 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,000	14,789
Household Products — 0.3%
Procter & Gamble Co. (The)	266	33,223
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	214	37,878

9

	Shares/ Principal Amount	Value
Insurance — 0.4%
Allstate Corp. (The)	172	$19,342
Fidelity National Financial, Inc.	623	28,253
		47,595
Interactive Media and Services — 0.5%
Alphabet, Inc., Class A(1)	29	38,842
Facebook, Inc., Class A(1)	99	20,320
		59,162
Internet and Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. ADR(1)	159	33,724
Amazon.com, Inc.(1)	20	36,957
		70,681
IT Services — 3.2%
Booz Allen Hamilton Holding Corp.	439	31,226
EPAM Systems, Inc.(1)	149	31,612
Euronet Worldwide, Inc.(1)	203	31,985
Fidelity National Information Services, Inc.	259	36,024
Fiserv, Inc.(1)	263	30,411
FleetCor Technologies, Inc.(1)	132	37,979
GDS Holdings Ltd. ADR(1)	551	28,420
Global Payments, Inc.	186	33,956
Mastercard, Inc., Class A	105	31,352
NEXTDC Ltd.(1)(2)	1,911	8,854
PayPal Holdings, Inc.(1)	265	28,665
Visa, Inc., Class A	163	30,628
		361,112
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	467	39,840
Illumina, Inc.(1)	92	30,520
IQVIA Holdings, Inc.(1)	128	19,777
Thermo Fisher Scientific, Inc.	104	33,787
		123,924
Machinery — 1.2%
Dover Corp.	295	34,002
Ingersoll-Rand plc	277	36,819
ITT, Inc.	444	32,816
Sandvik AB	1,785	34,887
		138,524
Media — 0.9%
Altice USA, Inc., Class A(1)	1,556	42,541
Comcast Corp., Class A	735	33,053
Quebecor, Inc., Class B	1,233	31,467
		107,061
Metals and Mining — 0.4%
Anglo American plc	386	11,141
BHP Group Ltd.	598	16,379
Rio Tinto Ltd.	119	8,416

10

	Shares/ Principal Amount	Value
Rio Tinto plc ADR	195	$11,575
		47,511
Multi-Utilities — 0.3%
Brookfield Infrastructure Partners LP	711	35,543
Multiline Retail — 0.3%
Target Corp.	266	34,104
Oil, Gas and Consumable Fuels — 1.3%
Aker BP ASA	434	14,239
BP plc	1,560	9,793
Chevron Corp.	122	14,702
CNOOC Ltd. ADR	64	10,667
Enbridge, Inc.	299	11,888
Magellan Midstream Partners LP	230	14,460
ONEOK, Inc.	213	16,118
Phillips 66	120	13,369
TC Energy Corp.	304	16,191
TOTAL SA	307	16,965
Valero Energy Corp.	143	13,392
		151,784
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	654	41,980
Catalent, Inc.(1)	562	31,641
Eli Lilly & Co.	219	28,783
Johnson & Johnson	218	31,800
Merck & Co., Inc.	454	41,291
Novartis AG	304	28,802
Novo Nordisk A/S, B Shares	550	31,900
Pfizer, Inc.	740	28,993
Zoetis, Inc.	223	29,514
		294,704
Professional Services — 0.3%
TransUnion	350	29,964
Real Estate Management and Development — 3.2%
Aroundtown SA	2,036	18,233
Ayala Land, Inc.	15,780	14,152
CapitaLand Ltd.	5,700	15,898
CBRE Group, Inc., Class A(1)	146	8,948
China Resources Land Ltd.	4,000	19,931
Corp. Inmobiliaria Vesta SAB de CV	8,480	15,303
Fabege AB	1,328	22,086
Longfor Group Holdings Ltd.	5,500	25,831
Mitsubishi Estate Co. Ltd.	2,400	45,881
Mitsui Fudosan Co. Ltd.	1,800	43,963
New World Development Co. Ltd.	6,000	8,229
Shimao Property Holdings Ltd.	5,500	21,358
Shurgard Self Storage SA	243	9,273

11

	Shares/ Principal Amount	Value
Sun Hung Kai Properties Ltd.	2,000	$30,678
Times China Holdings Ltd.	9,000	18,003
VGP NV	96	9,459
Vonovia SE	769	41,400
		368,626
Road and Rail — 0.3%
Kansas City Southern	224	34,308
Semiconductors and Semiconductor Equipment — 1.7%
Applied Materials, Inc.	546	33,328
ASM International NV	290	32,776
Entegris, Inc.	674	33,761
MKS Instruments, Inc.	342	37,623
NVIDIA Corp.	102	24,001
QUALCOMM, Inc.	358	31,586
		193,075
Software — 3.3%
Adobe, Inc.(1)	131	43,205
Alteryx, Inc., Class A(1)	222	22,215
ANSYS, Inc.(1)	87	22,395
Cadence Design Systems, Inc.(1)	337	23,374
DocuSign, Inc.(1)	416	30,830
Fortinet, Inc.(1)	297	31,708
j2 Global, Inc.	310	29,050
Microsoft Corp.	264	41,633
Palo Alto Networks, Inc.(1)	169	39,081
RingCentral, Inc., Class A(1)	196	33,059
salesforce.com, Inc.(1)	195	31,715
Splunk, Inc.(1)	157	23,514
		371,779
Specialty Retail — 1.1%
Aaron's, Inc.	595	33,980
Burlington Stores, Inc.(1)	138	31,468
O'Reilly Automotive, Inc.(1)	71	31,117
TJX Cos., Inc. (The)	552	33,705
		130,270
Textiles, Apparel and Luxury Goods — 0.6%
lululemon athletica, Inc.(1)	144	33,361
NIKE, Inc., Class B	356	36,066
		69,427
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	197	32,854
TOTAL COMMON STOCKS (Cost $5,432,684)		6,343,116
U.S. TREASURY SECURITIES — 19.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(3)	$81,914	91,308
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	162,073	180,190
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	204,070	207,402

12

	Shares/ Principal Amount	Value
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	$319,602	$324,536
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	260,820	267,639
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	553,328	558,899
U.S. Treasury Notes, 2.50%, 2/28/21	450,000	454,393
U.S. Treasury Notes, 1.625%, 8/15/29	100,000	97,362
TOTAL U.S. TREASURY SECURITIES (Cost $2,176,686)		2,181,729
CORPORATE BONDS — 3.4%
Banks — 0.3%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	15,632
CIT Group, Inc., 5.00%, 8/15/22	20,000	21,250
		36,882
Containers and Packaging — 0.5%
Berry Global, Inc., 5.50%, 5/15/22	25,000	25,343
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(4)	25,000	25,646
		50,989
Electric Utilities — 0.4%
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	10,689
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,724
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,136
		46,549
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	81,483
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(4)	20,000	20,692
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(4)	10,000	10,568
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	12,489
		23,057
Metals and Mining — 0.2%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	25,000	25,357
Oil, Gas and Consumable Fuels — 0.7%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23(2)	25,000	25,433
MPLX LP, 6.25%, 10/15/22(4)	19,000	19,376
MPLX LP, 4.875%, 6/1/25	10,000	10,922
Oasis Petroleum, Inc., 6.875%, 3/15/22	25,000	24,125
		79,856
Specialty Retail — 0.2%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	25,000	25,750
TOTAL CORPORATE BONDS (Cost $379,453)		390,615
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,164
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	50,000	53,246

13

	Shares/ Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	$75,000	$78,160
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 8/10/38(4)	50,000	50,400
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	50,000	51,029
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	50,842
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	76,170
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $385,317)		385,011
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,918	1,973
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.99%, 2/25/35	22,272	22,730
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.15%, 8/25/34	9,734	9,536
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.61%, 8/25/35	16,392	16,858
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	20,785	21,304
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,773	3,870
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	11,081	11,593
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.27%, 9/25/35	16,988	17,487
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.21%, 8/25/35	18,667	18,461
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.45%, 4/25/35	4,149	4,251
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(4)	100,000	102,605
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.53%, (1-month LIBOR plus 0.74%), 9/25/34	7,634	7,564
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.27%, 7/25/36	55,521	53,765
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	3,500	3,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.08%, 5/25/35	7,026	7,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	23,278	23,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	43,867	44,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	8,607	8,617
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	2,628	2,587
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(4)	1,865	1,868
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $374,329)		383,413

14

	Shares/ Principal Amount	Value
ASSET-BACKED SECURITIES — 3.1%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	$73,514	$76,759
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	9,809	9,784
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.02%, (1-month LIBOR plus 1.28%), 6/17/37(4)	100,000	100,049
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(4)	37,267	37,331
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	7,315	7,270
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(4)	22,297	22,297
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(4)	50,000	50,762
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(4)	11,021	11,017
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(4)	8,254	8,236
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(4)	26,101	26,669
TOTAL ASSET-BACKED SECURITIES (Cost $345,583)		350,174
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.20%, (3-month LIBOR plus 1.20%), 1/15/29(4)	75,000	74,969
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.42%, (3-month LIBOR plus 1.45%), 4/20/31(4)	200,000	195,673
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 2.96%, (3-month LIBOR plus 0.96%), 4/16/31(4)	75,000	74,377
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $349,219)		345,019
EXCHANGE-TRADED FUNDS — 2.7%
Invesco DB Base Metals Fund	6,416	95,855
Invesco DB Energy Fund	11,699	171,156
SPDR Gold Shares(1)	274	39,155
TOTAL EXCHANGE-TRADED FUNDS (Cost $280,045)		306,166
TEMPORARY CASH INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $691,159)	691,159	691,159
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $26,250)	26,250	26,250
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $10,440,725)		11,402,652
OTHER ASSETS AND LIABILITIES — 0.2%		24,282
TOTAL NET ASSETS — 100.0%		$11,426,934

15

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	197,371	USD	136,439	UBS AG	3/18/20	$2,323
AUD	387,729	USD	268,037	UBS AG	3/18/20	4,556
USD	68,710	AUD	99,556	UBS AG	3/18/20	(1,283)
USD	201,088	AUD	291,327	UBS AG	3/18/20	(3,729)
BRL	902,539	USD	219,318	Goldman Sachs & Co.	3/18/20	4,356
USD	219,971	BRL	902,539	Goldman Sachs & Co.	3/18/20	(3,704)
CAD	177,964	USD	135,023	UBS AG	3/18/20	2,062
CLP	128,988,105	USD	168,008	Goldman Sachs & Co.	3/18/20	3,677
USD	170,450	CLP	128,988,105	Goldman Sachs & Co.	3/18/20	(1,235)
GBP	1,938	USD	2,544	JPMorgan Chase Bank N.A.	3/31/20	30
GBP	6,290	USD	8,215	JPMorgan Chase Bank N.A.	3/31/20	138
USD	87,486	GBP	66,415	JPMorgan Chase Bank N.A.	3/31/20	(699)
USD	30,521	GBP	23,170	JPMorgan Chase Bank N.A.	3/31/20	(244)
USD	946	GBP	721	JPMorgan Chase Bank N.A.	3/31/20	(11)
USD	2,854	GBP	2,185	JPMorgan Chase Bank N.A.	3/31/20	(48)
USD	2,274	GBP	1,727	JPMorgan Chase Bank N.A.	3/31/20	(19)
HKD	233,051	USD	29,861	Bank of America N.A.	3/31/20	27
HKD	31,538	USD	4,042	Bank of America N.A.	3/31/20	3
USD	152,414	HKD	1,189,016	Bank of America N.A.	3/31/20	(74)
IDR	1,430,975,713	USD	101,596	Goldman Sachs & Co.	3/18/20	1,217
USD	200,460	IDR	2,831,495,967	Goldman Sachs & Co.	3/18/20	(2,977)
USD	138,110	ILS	478,360	UBS AG	3/18/20	(974)
INR	14,399,431	USD	202,097	Goldman Sachs & Co.	3/18/20	(1,479)
USD	101,798	INR	7,298,388	Goldman Sachs & Co.	3/18/20	114
JPY	1,319,938	USD	12,143	Bank of America N.A.	3/31/20	63
USD	182,970	JPY	19,904,913	Bank of America N.A.	3/31/20	(1,094)
KZT	63,248,852	USD	160,327	Goldman Sachs & Co.	3/18/20	2,595
KZT	69,961,474	USD	178,405	Goldman Sachs & Co.	3/18/20	1,808
MXN	1,272,496	USD	66,337	Morgan Stanley	3/18/20	219
MYR	1,153,552	USD	277,964	Goldman Sachs & Co.	3/18/20	4,486
MYR	514,157	USD	124,523	Goldman Sachs & Co.	3/18/20	1,369
NOK	2,581,839	USD	283,778	Goldman Sachs & Co.	3/18/20	10,371
NOK	1,216,251	USD	135,076	Goldman Sachs & Co.	3/18/20	3,491
USD	283,859	NOK	2,581,839	Goldman Sachs & Co.	3/18/20	(10,290)
PEN	1,029,027	USD	306,623	Goldman Sachs & Co.	3/18/20	3,174
USD	759,859	PEN	2,587,471	Goldman Sachs & Co.	3/18/20	(19,120)
PHP	3,508,581	USD	69,175	Goldman Sachs & Co.	3/18/20	(136)
USD	135,753	PHP	6,889,176	Goldman Sachs & Co.	3/18/20	192
USD	135,187	PLN	520,899	UBS AG	3/18/20	(2,137)
SEK	3,402,501	USD	363,577	Goldman Sachs & Co.	3/18/20	1,002
USD	149,896	SEK	1,396,222	Goldman Sachs & Co.	3/18/20	290
SGD	6,915	USD	5,108	Bank of America N.A.	3/31/20	38
USD	43,017	SGD	58,226	Bank of America N.A.	3/31/20	(315)
USD	206,949	THB	6,245,711	Goldman Sachs & Co.	3/18/20	(1,934)
						$(3,901)

16

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	2	March 2020	$100	$112,020	$1,477
U.S. Treasury 10-Year Notes	1	March 2020	$100,000	128,422	(1,174)
U.S. Treasury 10-Year Ultra Notes	2	March 2020	$200,000	281,406	(3,630)
				$521,848	$(3,327)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	$14,929

* Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt	MTN	-	Medium Term Note
AUD	-	Australian Dollar	MXN	-	Mexican Peso
BRL	-	Brazilian Real	MYR	-	Malaysian Ringgit
CAD	-	Canadian Dollar	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	PEN	-	Peruvian Sol
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index	PHP	-	Philippine Peso
			PLN	-	Polish Zloty
GBP	-	British Pound	SEK	-	Swedish Krona
HKD	-	Hong Kong Dollar	SEQ	-	Sequential Payer
IDR	-	Indonesian Rupiah	SGD	-	Singapore Dollar
ILS	-	Israeli Shekel	THB	-	Thai Baht
INR	-	Indian Rupee	USD	-	United States Dollar
JPY	-	Japanese Yen	VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $24,577.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $926,348, which represented 8.1% of total net assets.

(5)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $35,323, which includes securities collateral of $9,073.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $10,414,475) — including $34,336 of securities on loan	$11,376,402
Investment made with cash collateral received for securities on loan, at value (cost of $26,250)	26,250
Total investment securities, at value (cost of $10,440,725)	11,402,652
Cash	357
Foreign currency holdings, at value (cost of $55)	56
Deposits with broker for futures contracts	5,200
Receivable for investments sold	27,553
Receivable for capital shares sold	152
Receivable for variation margin on futures contracts	310
Unrealized appreciation on forward foreign currency exchange contracts	47,601
Swap agreements, at value	14,929
Interest and dividends receivable	31,223
Securities lending receivable	46
Other assets	176
11,530,255

Liabilities
Payable for collateral received for securities on loan	26,250
Payable for capital shares redeemed	15,430
Payable for variation margin on futures contracts	453
Unrealized depreciation on forward foreign currency exchange contracts	51,502
Accrued management fees	8,333
Distribution and service fees payable	1,353
103,321

Net Assets	$11,426,934

Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,866,775
Distributable earnings	(4,439,841)
$11,426,934

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,696,288	712,217	$10.81
I Class, $0.01 Par Value	$725,085	66,709	$10.87
A Class, $0.01 Par Value	$1,681,204	157,025	$10.71*
C Class, $0.01 Par Value	$1,151,701	112,292	$10.26
R Class, $0.01 Par Value	$24,521	2,321	$10.56
R5 Class, $0.01 Par Value	$148,135	13,634	$10.87
*Maximum offering price $11.36 (net asset value divided by 0.9425).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$64,377
Dividends (net of foreign taxes withheld of $908)	54,277
Securities lending, net	295
118,949

Expenses:
Management fees	50,551
Distribution and service fees:
A Class	2,193
C Class	5,951
R Class	56
Directors' fees and expenses	448
Other expenses	143
59,342

Net investment income (loss)	59,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	350,935
Forward foreign currency exchange contract transactions	(11,890)
Futures contract transactions	(4,097)
Swap agreement transactions	(21,351)
Foreign currency translation transactions	(457)
313,140

Change in net unrealized appreciation (depreciation) on:
Investments	22,649
Forward foreign currency exchange contracts	(9,352)
Futures contracts	(10,822)
Swap agreements	23,015
Translation of assets and liabilities in foreign currencies	(5)
25,485

Net realized and unrealized gain (loss)	338,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$398,232

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$59,607	$220,684
Net realized gain (loss)	313,140	(71,743)
Change in net unrealized appreciation (depreciation)	25,485	387,462
Net increase (decrease) in net assets resulting from operations	398,232	536,403

Distributions to Shareholders
From earnings:
Investor Class	(143,280)	(217,230)
I Class	(14,493)	(81,827)
A Class	(29,756)	(44,517)
C Class	(16,689)	(23,878)
R Class	(357)	(357)
R5 Class	(2,686)	(3,410)
Decrease in net assets from distributions	(207,261)	(371,219)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(569,194)	(3,552,653)

Net increase (decrease) in net assets	(378,223)	(3,387,469)

Net Assets
Beginning of period	11,805,157	15,192,626
End of period	$11,426,934	$11,805,157

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Real Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

21

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$26,250	—	—	—	$26,250
Gross amount of recognized liabilities for securities lending transactions					$26,250

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

23

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5754% to 0.6929%	0.2500% to 0.3100%	0.88%
I Class		0.0500% to 0.1100%	0.68%
A Class		0.2500% to 0.3100%	0.88%
C Class		0.2500% to 0.3100%	0.88%
R Class		0.2500% to 0.3100%	0.88%
R5 Class		0.0500% to 0.1100%	0.68%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $28,347 and $106,594, respectively. The effect of interfund transactions on the Statement of Operations was $3,274 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 2019 totaled $9,050,136, of which $1,732,333 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 totaled $9,070,835, of which $97,246 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	22,142	$235,900	35,868	$369,261
Issued in reinvestment of distributions	12,460	131,206	18,871	196,512
Redeemed	(66,444)	(705,964)	(186,972)	(1,931,702)
	(31,842)	(338,858)	(132,233)	(1,365,929)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	1,566	16,855	213,456	2,211,956
Issued in reinvestment of distributions	1,272	13,462	7,669	80,421
Redeemed	(7,076)	(75,277)	(420,741)	(4,234,360)
	(4,238)	(44,960)	(199,616)	(1,941,983)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	25	255	5,005	50,760
Issued in reinvestment of distributions	2,837	29,623	4,289	44,337
Redeemed	(15,572)	(164,035)	(23,915)	(243,421)
	(12,710)	(134,157)	(14,621)	(148,324)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	297	3,000
Issued in reinvestment of distributions	1,588	15,913	2,288	22,754
Redeemed	(7,940)	(80,120)	(14,147)	(137,649)
	(6,352)	(64,207)	(11,562)	(111,895)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	489	5,083	700	7,033
Issued in reinvestment of distributions	35	357	35	357
Redeemed	(157)	(1,621)	(234)	(2,400)
	367	3,819	501	4,990
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	617	6,571	704	7,268
Issued in reinvestment of distributions	254	2,686	326	3,410
Redeemed	(8)	(88)	(18)	(190)
	863	9,169	1,012	10,488
Net increase (decrease)	(53,912)	$(569,194)	(356,519)	$(3,552,653)
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

25

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$277,070	$38,587	—
Chemicals	151,905	29,743	—
Commercial Services and Supplies	114,955	2,154	—
Diversified Telecommunication Services	28,735	29,049	—
Equity Real Estate Investment Trusts (REITs)	874,512	389,232	—
Food and Staples Retailing	104,951	30,227	—
Household Durables	—	14,789	—
IT Services	352,258	8,854	—
Machinery	103,637	34,887	—
Media	75,594	31,467	—
Metals and Mining	11,575	35,936	—
Oil, Gas and Consumable Fuels	82,708	69,076	—
Pharmaceuticals	234,002	60,702	—
Real Estate Management and Development	8,948	359,678	—
Semiconductors and Semiconductor Equipment	160,299	32,776	—
Other Industries	2,594,810	—	—
U.S. Treasury Securities	—	2,181,729	—
Corporate Bonds	—	390,615	—
Commercial Mortgage-Backed Securities	—	385,011	—
Collateralized Mortgage Obligations	—	383,413	—
Asset-Backed Securities	—	350,174	—
Collateralized Loan Obligations	—	345,019	—
Exchange-Traded Funds	306,166	—	—
Temporary Cash Investments	691,159	—	—
Temporary Cash Investments - Securities Lending Collateral	26,250	—	—
	$6,199,534	$5,203,118	—
Other Financial Instruments
Futures Contracts	$1,477	—	—
Swap Agreements	—	$14,929	—
Forward Foreign Currency Exchange Contracts	—	47,601	—
	$1,477	$62,530	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,804	—	—
Forward Foreign Currency Exchange Contracts	—	$51,502	—
	$4,804	$51,502	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $18,474,188.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $300,000 futures contracts purchased.

27

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $783,333.

Value of Derivative Instruments as of December 31, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$310	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	47,601	Unrealized depreciation on forward foreign currency exchange contracts	$51,502
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	453
Other Contracts	Swap agreements	14,929	Swap agreements	—
		$62,840		$51,955

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(17,135)	Change in net unrealized appreciation (depreciation) on futures contracts	$1,477
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(11,890)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9,352)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	13,038	Change in net unrealized appreciation (depreciation) on futures contracts	(12,299)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(21,351)	Change in net unrealized appreciation (depreciation) on swap agreements	23,015
		$(37,338)		$2,841

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,584,413
Gross tax appreciation of investments	$853,051
Gross tax depreciation of investments	(34,812)
Net tax appreciation (depreciation) of investments	$818,239

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2019, the fund had accumulated short-term capital losses of $(1,117,386) and accumulated long-term capital losses of $(4,452,249), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

29

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.63	0.06	0.31	0.37	(0.19)	$10.81	3.58%	0.89%(4)	0.89%(4)	1.14%(4)	1.14%(4)	84%	$7,696
2019	$10.35	0.17	0.37	0.54	(0.26)	$10.63	5.33%	0.89%	0.91%	1.68%	1.66%	241%	$7,906
2018	$9.80	0.16	0.58	0.74	(0.19)	$10.35	7.57%	0.89%	1.09%	1.61%	1.41%	160%	$9,067
2017	$9.43	0.16	0.21	0.37	—	$9.80	3.92%	0.89%	1.09%	1.68%	1.48%	173%	$13,250
2016	$9.54	0.04	(0.15)	(0.11)	—	$9.43	(1.15)%	0.90%	1.10%	0.47%	0.27%	152%	$14,230
2015	$10.50	0.02	(0.89)	(0.87)	(0.09)	$9.54	(8.35)%	0.89%	1.09%	0.24%	0.04%	93%	$24,054
I Class
2019(3)	$10.69	0.07	0.32	0.39	(0.21)	$10.87	3.66%	0.69%(4)	0.69%(4)	1.34%(4)	1.34%(4)	84%	$725
2019	$10.40	0.18	0.39	0.57	(0.28)	$10.69	5.56%	0.69%	0.71%	1.88%	1.86%	241%	$758
2018	$9.85	0.19	0.57	0.76	(0.21)	$10.40	7.74%	0.69%	0.89%	1.81%	1.61%	160%	$2,813
2017	$9.46	0.18	0.21	0.39	—	$9.85	4.12%	0.69%	0.89%	1.88%	1.68%	173%	$1,608
2016	$9.55	0.08	(0.17)	(0.09)	—	$9.46	(0.94)%	0.70%	0.90%	0.67%	0.47%	152%	$1,384
2015	$10.53	0.04	(0.89)	(0.85)	(0.13)	$9.55	(8.15)%	0.69%	0.89%	0.44%	0.24%	93%	$1,102

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$10.53	0.05	0.31	0.36	(0.18)	$10.71	3.48%	1.14%(4)	1.14%(4)	0.89%(4)	0.89%(4)	84%	$1,681
2019	$10.26	0.15	0.36	0.51	(0.24)	$10.53	5.07%	1.14%	1.16%	1.43%	1.41%	241%	$1,787
2018	$9.73	0.14	0.56	0.70	(0.17)	$10.26	7.15%	1.14%	1.34%	1.36%	1.16%	160%	$1,892
2017	$9.38	0.13	0.22	0.35	—	$9.73	3.73%	1.14%	1.34%	1.43%	1.23%	173%	$1,964
2016	$9.51	0.03	(0.16)	(0.13)	—	$9.38	(1.37)%	1.15%	1.35%	0.22%	0.02%	152%	$4,587
2015	$10.45	—(5)	(0.89)	(0.89)	(0.05)	$9.51	(8.59)%	1.14%	1.34%	(0.01)%	(0.21)%	93%	$8,385
C Class
2019(3)	$10.09	0.01	0.30	0.31	(0.14)	$10.26	3.12%	1.89%(4)	1.89%(4)	0.14%(4)	0.14%(4)	84%	$1,152
2019	$9.86	0.07	0.35	0.42	(0.19)	$10.09	4.25%	1.89%	1.91%	0.68%	0.66%	241%	$1,197
2018	$9.35	0.06	0.54	0.60	(0.09)	$9.86	6.42%	1.89%	2.09%	0.61%	0.41%	160%	$1,284
2017	$9.09	0.06	0.20	0.26	—	$9.35	2.86%	1.89%	2.09%	0.68%	0.48%	173%	$1,655
2016	$9.28	(0.05)	(0.14)	(0.19)	—	$9.09	(2.05)%	1.90%	2.10%	(0.53)%	(0.73)%	152%	$2,310
2015	$10.23	(0.08)	(0.87)	(0.95)	—	$9.28	(9.29)%	1.89%	2.09%	(0.76)%	(0.96)%	93%	$5,479

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$10.39	0.03	0.31	0.34	(0.17)	$10.56	3.30%	1.39%(4)	1.39%(4)	0.64%(4)	0.64%(4)	84%	$25
2019	$10.14	0.12	0.36	0.48	(0.23)	$10.39	4.73%	1.39%	1.41%	1.18%	1.16%	241%	$20
2018	$9.61	0.11	0.56	0.67	(0.14)	$10.14	6.98%	1.39%	1.59%	1.11%	0.91%	160%	$15
2017	$9.29	0.11	0.21	0.32	—	$9.61	3.44%	1.39%	1.59%	1.18%	0.98%	173%	$113
2016	$9.44	0.01	(0.16)	(0.15)	—	$9.29	(1.59)%	1.40%	1.60%	(0.03)%	(0.23)%	152%	$105
2015	$10.38	(0.03)	(0.89)	(0.92)	(0.02)	$9.44	(8.88)%	1.39%	1.59%	(0.26)%	(0.46)%	93%	$106
R5 Class
2019(3)	$10.68	0.07	0.33	0.40	(0.21)	$10.87	3.76%	0.69%(4)	0.69%(4)	1.34%(4)	1.34%(4)	84%	$148
2019	$10.40	0.20	0.36	0.56	(0.28)	$10.68	5.46%	0.69%	0.71%	1.88%	1.86%	241%	$136
2018	$9.85	0.19	0.57	0.76	(0.21)	$10.40	7.74%	0.69%	0.89%	1.81%	1.61%	160%	$122
2017(6)	$9.77	0.05	0.03	0.08	—	$9.85	0.82%	0.69%(4)	0.89%(4)	2.42%(4)	2.22%(4)	173%(7)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through June 30, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91458 2002

Semiannual Report

December 31, 2019

NT Disciplined Growth Fund
Investor Class (ANTDX)
G Class (ANDGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class A	4.1%
Facebook, Inc., Class A	3.0%
Visa, Inc., Class A	2.0%
Mastercard, Inc., Class A	1.9%
NIKE, Inc., Class B	1.6%
Zoetis, Inc.	1.6%
Vertex Pharmaceuticals, Inc.	1.4%

Top Five Industries	% of net assets
Software	17.8%
Technology Hardware, Storage and Peripherals	9.0%
IT Services	8.3%
Interactive Media and Services	8.0%
Internet and Direct Marketing Retail	6.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.2%
Temporary Cash Investments	2.9%
Other Assets and Liabilities	0.9%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,090.90	$5.31	1.01%
G Class	$1,000	$1,097.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.13	1.01%
G Class	$1,000	$1,025.09	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.2%
Aerospace and Defense — 1.4%
Boeing Co. (The)	2,990	$974,022
HEICO Corp.	28,743	3,281,014
Northrop Grumman Corp.	3,796	1,305,710
		5,560,746
Banks — 0.6%
Comerica, Inc.	15,073	1,081,488
SVB Financial Group(1)	5,570	1,398,293
		2,479,781
Beverages†
Coca-Cola Co. (The)	446	24,686
Biotechnology — 3.7%
AbbVie, Inc.	24,921	2,206,505
Amgen, Inc.	10,661	2,570,047
Biogen, Inc.(1)	1,709	507,112
Incyte Corp.(1)	41,385	3,613,738
Vertex Pharmaceuticals, Inc.(1)	26,282	5,754,444
		14,651,846
Building Products — 2.0%
Builders FirstSource, Inc.(1)	56,948	1,447,049
Lennox International, Inc.	7,014	1,711,205
Masco Corp.	42,281	2,029,065
Simpson Manufacturing Co., Inc.	15,910	1,276,459
Universal Forest Products, Inc.	34,758	1,657,957
		8,121,735
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	58,370	1,886,518
MarketAxess Holdings, Inc.	5,982	2,267,836
Moody's Corp.	3,702	878,892
MSCI, Inc.	20,237	5,224,789
Piper Jaffray Cos.	7,125	569,572
PJT Partners, Inc., Class A	12,445	561,643
		11,389,250
Chemicals — 0.7%
PPG Industries, Inc.	16,681	2,226,747
Sherwin-Williams Co. (The)	864	504,178
		2,730,925
Commercial Services and Supplies — 1.9%
Cimpress plc(1)	10,754	1,352,531
Cintas Corp.	2,378	639,872
MSA Safety, Inc.	14,484	1,830,198
Republic Services, Inc.	16,819	1,507,487
Tetra Tech, Inc.	12,511	1,077,948

4

	Shares	Value
Waste Management, Inc.	10,273	$1,170,711
		7,578,747
Communications Equipment — 0.7%
Cisco Systems, Inc.	27,831	1,334,775
Motorola Solutions, Inc.	8,833	1,423,349
		2,758,124
Construction and Engineering — 0.3%
MasTec, Inc.(1)	20,740	1,330,678
Consumer Finance — 0.2%
American Express Co.	7,665	954,216
Containers and Packaging — 0.4%
Ball Corp.	26,774	1,731,475
Distributors — 0.1%
Core-Mark Holding Co., Inc.	18,846	512,423
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	11,986	1,801,376
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	25,677	3,667,703
Keysight Technologies, Inc.(1)	28,802	2,955,949
National Instruments Corp.	35,409	1,499,217
		8,122,869
Entertainment — 1.5%
Electronic Arts, Inc.(1)	10,585	1,137,993
Netflix, Inc.(1)	1,121	362,722
Take-Two Interactive Software, Inc.(1)	26,725	3,271,942
Zynga, Inc., Class A(1)	208,238	1,274,417
		6,047,074
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	19,498	4,481,030
SBA Communications Corp.	7,790	1,877,312
		6,358,342
Food and Staples Retailing — 0.4%
Costco Wholesale Corp.	4,825	1,418,164
Food Products — 0.2%
Hershey Co. (The)	1,188	174,612
John B Sanfilippo & Son, Inc.	8,678	792,128
		966,740
Health Care Equipment and Supplies — 4.8%
Align Technology, Inc.(1)	4,416	1,232,241
DexCom, Inc.(1)	18,653	4,080,157
Hologic, Inc.(1)	19,833	1,035,481
IDEXX Laboratories, Inc.(1)	12,974	3,387,901
Masimo Corp.(1)	13,919	2,200,037
Penumbra, Inc.(1)	6,656	1,093,381
ResMed, Inc.	15,066	2,334,778
Stryker Corp.	10,382	2,179,597
West Pharmaceutical Services, Inc.	10,980	1,650,623
		19,194,196

5

	Shares	Value
Health Care Providers and Services — 2.0%
Chemed Corp.	9,262	$4,068,426
CorVel Corp.(1)	12,815	1,119,519
UnitedHealth Group, Inc.	9,435	2,773,701
		7,961,646
Health Care Technology — 1.3%
Cerner Corp.	21,188	1,554,987
NextGen Healthcare, Inc.(1)	17,597	282,784
Omnicell, Inc.(1)	15,792	1,290,522
Veeva Systems, Inc., Class A(1)	16,252	2,286,007
		5,414,300
Hotels, Restaurants and Leisure — 1.3%
Chipotle Mexican Grill, Inc.(1)	1,428	1,195,393
Hilton Worldwide Holdings, Inc.	5,075	562,868
Starbucks Corp.	33,710	2,963,783
Yum! Brands, Inc.	5,499	553,915
		5,275,959
Household Durables — 0.2%
NVR, Inc.(1)	92	350,374
Sonos, Inc.(1)	27,391	427,847
		778,221
Household Products — 0.6%
Colgate-Palmolive Co.	15,408	1,060,687
Procter & Gamble Co. (The)	10,038	1,253,746
		2,314,433
Insurance — 0.4%
Arch Capital Group Ltd.(1)	38,400	1,646,976
Interactive Media and Services — 8.0%
Alphabet, Inc., Class A(1)	12,198	16,337,879
Facebook, Inc., Class A(1)	58,925	12,094,356
IAC/InterActiveCorp(1)	3,976	990,462
Match Group, Inc.(1)	31,018	2,546,888
		31,969,585
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	12,830	23,707,787
eBay, Inc.	61,202	2,210,005
Etsy, Inc.(1)	24,214	1,072,680
		26,990,472
IT Services — 8.3%
Accenture plc, Class A	10,380	2,185,717
Akamai Technologies, Inc.(1)	10,630	918,219
Booz Allen Hamilton Holding Corp.	22,978	1,634,425
CSG Systems International, Inc.	12,311	637,463
EVERTEC, Inc.	42,741	1,454,904
Jack Henry & Associates, Inc.	11,758	1,712,788
Mastercard, Inc., Class A	24,930	7,443,849
PayPal Holdings, Inc.(1)	53,105	5,744,368
Square, Inc., Class A(1)	18,094	1,131,961

6

	Shares	Value
VeriSign, Inc.(1)	12,509	$2,410,234
Visa, Inc., Class A	43,005	8,080,639
		33,354,567
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	11,840	1,010,070
Illumina, Inc.(1)	3,616	1,199,572
		2,209,642
Machinery — 0.8%
Allison Transmission Holdings, Inc.	30,425	1,470,136
Graco, Inc.	24,136	1,255,072
Toro Co. (The)	5,700	454,119
		3,179,327
Media — 1.1%
Cable One, Inc.	1,629	2,424,718
Sirius XM Holdings, Inc.	283,042	2,023,750
		4,448,468
Metals and Mining — 0.5%
Royal Gold, Inc.	17,148	2,096,343
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	19,529	1,253,566
Horizon Therapeutics plc(1)	45,273	1,638,883
Merck & Co., Inc.	19,764	1,797,536
Zoetis, Inc.	47,779	6,323,551
		11,013,536
Professional Services — 0.6%
Insperity, Inc.	12,862	1,106,646
Robert Half International, Inc.	18,400	1,161,960
		2,268,606
Road and Rail — 0.2%
Landstar System, Inc.	6,286	715,787
Semiconductors and Semiconductor Equipment — 2.9%
Broadcom, Inc.	14,525	4,590,191
Inphi Corp.(1)	15,712	1,163,002
Lam Research Corp.	7,336	2,145,046
Qorvo, Inc.(1)	8,131	945,066
QUALCOMM, Inc.	13,965	1,232,132
Texas Instruments, Inc.	13,130	1,684,448
		11,759,885
Software — 17.8%
Adobe, Inc.(1)	8,486	2,798,768
ANSYS, Inc.(1)	7,946	2,045,380
Aspen Technology, Inc.(1)	11,944	1,444,388
Atlassian Corp. plc, Class A(1)	22,655	2,726,303
Cadence Design Systems, Inc.(1)	55,019	3,816,118
Cornerstone OnDemand, Inc.(1)	18,633	1,090,962
Fair Isaac Corp.(1)	4,149	1,554,547
Fortinet, Inc.(1)	21,396	2,284,237
Intuit, Inc.	18,673	4,891,019

7

	Shares	Value
Manhattan Associates, Inc.(1)	10,688	$852,368
Microsoft Corp.	195,426	30,818,680
Oracle Corp. (New York)	24,989	1,323,917
Palo Alto Networks, Inc.(1)	8,745	2,022,281
Proofpoint, Inc.(1)	11,192	1,284,618
RingCentral, Inc., Class A(1)	6,567	1,107,656
salesforce.com, Inc.(1)	6,040	982,345
ServiceNow, Inc.(1)	10,060	2,840,139
Synopsys, Inc.(1)	25,870	3,601,104
VMware, Inc., Class A(1)	17,257	2,619,440
Zendesk, Inc.(1)	15,027	1,151,519
		71,255,789
Specialty Retail — 2.9%
AutoZone, Inc.(1)	3,255	3,877,714
Home Depot, Inc. (The)	10,921	2,384,928
Murphy USA, Inc.(1)	10,964	1,282,788
O'Reilly Automotive, Inc.(1)	2,000	876,520
Ross Stores, Inc.	27,229	3,170,000
		11,591,950
Technology Hardware, Storage and Peripherals — 9.0%
Apple, Inc.	122,585	35,997,085
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	5,049	1,169,702
NIKE, Inc., Class B	64,484	6,532,874
		7,702,576
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.	28,096	1,460,711
Trading Companies and Distributors — 0.3%
GMS, Inc.(1)	39,621	1,072,937
TOTAL COMMON STOCKS (Cost $271,694,327)		386,212,194
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $9,574,006), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $9,372,800)		9,372,097
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $2,128,147), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $2,086,075)		2,086,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,477	5,477
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,463,574)		11,463,574
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $283,157,901)		397,675,768
OTHER ASSETS AND LIABILITIES — 0.9%		3,795,110
TOTAL NET ASSETS — 100.0%		$401,470,878

8

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	26	March 2020	$520	$4,551,170	$4,484
S&P 500 E-Mini	56	March 2020	$2,800	9,047,080	8,075
				$13,598,250	$12,559

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $283,157,901)	$397,675,768
Deposits with broker for futures contracts	540,000
Receivable for investments sold	13,973,762
Receivable for variation margin on futures contracts	428,384
Dividends and interest receivable	104,000
412,721,914

Liabilities
Payable for capital shares redeemed	11,185,857
Accrued management fees	65,179
11,251,036

Net Assets	$401,470,878

Net Assets Consist of:
Capital (par value and paid-in surplus)	$251,726,135
Distributable earnings	149,744,743
$401,470,878

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$73,395,372	5,774,181	$12.71
G Class, $0.01 Par Value	$328,075,506	25,761,746	$12.73

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,208,876
Interest	80,316
2,289,192

Expenses:
Management fees	1,974,453
Directors' fees and expenses	17,912
Other expenses	1,480
1,993,845
Fees waived(1)	(1,475,556)
518,289

Net investment income (loss)	1,770,903

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	49,959,648
Futures contract transactions	444,037
50,403,685

Change in net unrealized appreciation (depreciation) on:
Investments	(11,652,117)
Futures contracts	12,559
(11,639,558)

Net realized and unrealized gain (loss)	38,764,127

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,535,030

(1)	Amount consists of $3,993 and $1,471,563 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$1,770,903	$5,127,445
Net realized gain (loss)	50,403,685	27,327,955
Change in net unrealized appreciation (depreciation)	(11,639,558)	4,676,422
Net increase (decrease) in net assets resulting from operations	40,535,030	37,131,822

Distributions to Shareholders
From earnings:
Investor Class	(3,798,350)	(12,696,691)
G Class	(19,254,258)	(48,148,677)
Decrease in net assets from distributions	(23,052,608)	(60,845,368)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(99,151,571)	(44,155,811)

Net increase (decrease) in net assets	(81,669,149)	(67,869,357)

Net Assets
Beginning of period	483,140,027	551,009,384
End of period	$401,470,878	$483,140,027

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. Effective August 1, 2019, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.01%	1.00%
G Class		0.0500% to 0.1100%	0.81%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,452,878 and $8,733,776, respectively. The effect of interfund transactions on the Statement of Operations was $1,242,887 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $246,445,959 and $379,099,212, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	1,026,323	$13,281,162	116,272	$1,236,821
Issued in reinvestment of distributions	300,265	3,798,350	1,169,815	12,696,691
Redeemed	(4,876,856)	(62,104,137)	(1,171,841)	(14,832,929)
	(3,550,268)	(45,024,625)	114,246	(899,417)
G Class/Shares Authorized	330,000,000		330,000,000
Sold	5,241,123	68,152,946	2,221,257	27,299,692
Issued in reinvestment of distributions	1,519,673	19,254,258	4,404,423	48,148,677
Redeemed	(10,925,668)	(141,534,150)	(9,437,095)	(118,704,763)
	(4,164,872)	(54,126,946)	(2,811,415)	(43,256,394)
Net increase (decrease)	(7,715,140)	$(99,151,571)	(2,697,169)	$(44,155,811)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$386,212,194	—	—
Temporary Cash Investments	5,477	$11,458,097	—
	$386,217,671	$11,458,097	—
Other Financial Instruments
Futures Contracts	$12,559	—	—

16

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $2,687 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $428,384 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $444,037 in net realized gain (loss) on futures contract transactions and $12,559 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$284,562,007
Gross tax appreciation of investments	$115,761,323
Gross tax depreciation of investments	(2,647,562)
Net tax appreciation (depreciation) of investments	$113,113,761

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(10,555,342), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$12.29	—(4)	1.11	1.11	—	(0.69)	(0.69)	$12.71	9.09%	1.01%(5)	1.02%(5)	(0.02)%(5)	(0.03)%(5)	55%	$73,395
2019	$13.13	0.03	0.65	0.68	(0.04)	(1.48)	(1.52)	$12.29	6.76%	1.02%	1.02%	0.23%	0.23%	115%	$114,600
2018	$11.41	0.03	2.10	2.13	(0.03)	(0.38)	(0.41)	$13.13	18.85%	1.01%	1.01%	0.22%	0.22%	105%	$120,907
2017	$9.49	0.05	1.92	1.97	(0.05)	—	(0.05)	$11.41	20.83%	1.02%	1.02%	0.51%	0.51%	131%	$106,476
2016	$9.77	0.06	(0.27)	(0.21)	(0.07)	—	(0.07)	$9.49	(2.18)%	1.02%	1.02%	0.62%	0.62%	118%	$92,560
2015(6)	$10.00	0.02	(0.25)	(0.23)	—	—	—	$9.77	(2.30)%	1.01%(5)	1.01%(5)	0.55%(5)	0.55%(5)	29%	$94,459
G Class
2019(3)	$12.31	0.06	1.12	1.18	(0.07)	(0.69)	(0.76)	$12.73	9.73%	0.01%(5)	0.82%(5)	0.98%(5)	0.17%(5)	55%	$328,076
2019	$13.14	0.15	0.65	0.80	(0.15)	(1.48)	(1.63)	$12.31	7.80%	0.01%	0.82%	1.24%	0.43%	115%	$368,540
2018	$11.41	0.15	2.10	2.25	(0.14)	(0.38)	(0.52)	$13.14	19.98%	0.07%	0.81%	1.16%	0.42%	105%	$430,102
2017	$9.49	0.08	1.92	2.00	(0.08)	—	(0.08)	$11.41	21.08%	0.82%	0.82%	0.71%	0.71%	131%	$449,768
2016	$9.78	0.08	(0.28)	(0.20)	(0.09)	—	(0.09)	$9.49	(2.03)%	0.82%	0.82%	0.82%	0.82%	118%	$397,955
2015(6)	$10.00	0.02	(0.24)	(0.22)	—	—	—	$9.78	(2.20)%	0.81%(5)	0.81%(5)	0.75%(5)	0.75%(5)	29%	$357,113

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	March 19, 2015 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 2002

Semiannual Report

December 31, 2019

NT Equity Growth Fund
G Class (ACLEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Apple, Inc.	5.7%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Facebook, Inc., Class A	2.6%
JPMorgan Chase & Co.	1.8%
Broadcom, Inc.	1.5%
Bank of America Corp.	1.2%
Biogen, Inc.	1.2%
Visa, Inc., Class A	1.2%

Top Five Industries	% of net assets
Software	8.2%
Interactive Media and Services	5.8%
Technology Hardware, Storage and Peripherals	5.7%
Banks	5.1%
Internet and Direct Marketing Retail	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.3%
Temporary Cash Investments	4.9%
Other Assets and Liabilities	(1.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,087.60	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.09	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.3%
Aerospace and Defense — 1.4%
HEICO Corp.	19,085	$2,178,553
Hexcel Corp.	20,206	1,481,302
Lockheed Martin Corp.	7,261	2,827,288
Mercury Systems, Inc.(1)	3,120	215,623
Northrop Grumman Corp.	3,431	1,180,161
Raytheon Co.	6,416	1,409,852
		9,292,779
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	22,042	1,723,684
Airlines — 0.1%
Delta Air Lines, Inc.	16,378	957,785
Auto Components — 0.9%
BorgWarner, Inc.	70,780	3,070,437
Gentex Corp.	87,730	2,542,415
		5,612,852
Banks — 5.1%
Bank of America Corp.	225,779	7,951,936
Comerica, Inc.	36,149	2,593,691
JPMorgan Chase & Co.	83,013	11,572,012
M&T Bank Corp.	13,494	2,290,607
Signature Bank	12,208	1,667,735
SVB Financial Group(1)	6,635	1,665,650
Wells Fargo & Co.	93,732	5,042,782
		32,784,413
Beverages — 1.4%
Coca-Cola Co. (The)	48,107	2,662,722
Monster Beverage Corp.(1)	59,044	3,752,246
PepsiCo, Inc.	20,141	2,752,671
		9,167,639
Biotechnology — 3.1%
AbbVie, Inc.	22,539	1,995,603
Alexion Pharmaceuticals, Inc.(1)	21,663	2,342,853
Amgen, Inc.	12,998	3,133,428
Biogen, Inc.(1)	25,933	7,695,099
Gilead Sciences, Inc.	13,045	847,664
Incyte Corp.(1)	41,562	3,629,194
		19,643,841
Building Products — 1.6%
Builders FirstSource, Inc.(1)	79,952	2,031,580
Fortune Brands Home & Security, Inc.	35,974	2,350,541
Johnson Controls International plc	37,029	1,507,451

4

	Shares	Value
Masco Corp.	95,393	$4,577,910
		10,467,482
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	51,989	1,680,284
FactSet Research Systems, Inc.	7,539	2,022,714
Moody's Corp.	13,010	3,088,704
MSCI, Inc.	11,073	2,858,827
		9,650,529
Chemicals — 1.1%
CF Industries Holdings, Inc.	8,579	409,561
Ecolab, Inc.	15,327	2,957,958
NewMarket Corp.	4,898	2,382,975
Valvoline, Inc.	68,492	1,466,414
		7,216,908
Commercial Services and Supplies — 1.6%
Republic Services, Inc.	29,259	2,622,484
Tetra Tech, Inc.	23,864	2,056,122
UniFirst Corp.	4,568	922,645
Waste Management, Inc.	40,305	4,593,158
		10,194,409
Communications Equipment — 1.1%
Cisco Systems, Inc.	73,121	3,506,883
Juniper Networks, Inc.	42,401	1,044,337
Motorola Solutions, Inc.	16,009	2,579,690
		7,130,910
Construction and Engineering — 0.4%
MasTec, Inc.(1)	35,170	2,256,507
Consumer Finance — 2.2%
American Express Co.	23,284	2,898,625
Discover Financial Services	66,012	5,599,138
Synchrony Financial	165,623	5,964,084
		14,461,847
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	26,989	6,113,009
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	106,023	4,143,379
CenturyLink, Inc.	131,878	1,742,108
Verizon Communications, Inc.	107,197	6,581,896
		12,467,383
Electric Utilities — 0.6%
IDACORP, Inc.	14,351	1,532,687
NextEra Energy, Inc.	8,836	2,139,726
		3,672,413
Electrical Equipment — 0.3%
Acuity Brands, Inc.	12,971	1,789,998
Electronic Equipment, Instruments and Components — 0.9%
CDW Corp.	20,149	2,878,083

5

	Shares	Value
Keysight Technologies, Inc.(1)	30,670	$3,147,662
		6,025,745
Entertainment — 2.7%
Activision Blizzard, Inc.	102,424	6,086,034
Electronic Arts, Inc.(1)	64,793	6,965,896
Take-Two Interactive Software, Inc.(1)	23,649	2,895,347
Walt Disney Co. (The)	9,856	1,425,473
		17,372,750
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander & Baldwin, Inc.	14,220	298,051
American Tower Corp.	8,170	1,877,630
GEO Group, Inc. (The)	26,960	447,806
Life Storage, Inc.	22,989	2,489,249
PS Business Parks, Inc.	7,005	1,154,914
Public Storage	11,009	2,344,477
SBA Communications Corp.	7,177	1,729,585
Weingarten Realty Investors	57,438	1,794,363
		12,136,075
Food and Staples Retailing — 0.7%
Casey's General Stores, Inc.	8,921	1,418,350
Walgreens Boots Alliance, Inc.	47,015	2,772,004
		4,190,354
Food Products — 3.1%
Campbell Soup Co.	134,240	6,634,141
General Mills, Inc.	114,992	6,158,971
Hershey Co. (The)	35,654	5,240,425
Kellogg Co.	28,749	1,988,281
		20,021,818
Health Care Equipment and Supplies — 3.8%
Abbott Laboratories	52,156	4,530,270
Baxter International, Inc.	52,946	4,427,345
Danaher Corp.	7,779	1,193,921
DENTSPLY SIRONA, Inc.	37,496	2,121,899
Edwards Lifesciences Corp.(1)	15,008	3,501,216
Hologic, Inc.(1)	75,118	3,921,911
Integer Holdings Corp.(1)	12,574	1,011,327
Stryker Corp.	17,178	3,606,349
		24,314,238
Health Care Providers and Services — 1.2%
Amedisys, Inc.(1)	17,344	2,895,061
Chemed Corp.	1,659	728,732
McKesson Corp.	11,137	1,540,470
UnitedHealth Group, Inc.	9,739	2,863,071
		8,027,334
Health Care Technology — 0.7%
Cerner Corp.	29,860	2,191,425
Veeva Systems, Inc., Class A(1)	16,600	2,334,956
		4,526,381

6

	Shares	Value
Hotels, Restaurants and Leisure — 1.3%
Darden Restaurants, Inc.	17,684	$1,927,733
Starbucks Corp.	71,261	6,265,267
		8,193,000
Household Durables — 0.3%
PulteGroup, Inc.	57,186	2,218,817
Household Products — 2.0%
Colgate-Palmolive Co.	66,461	4,575,175
Kimberly-Clark Corp.	27,564	3,791,428
Procter & Gamble Co. (The)	34,201	4,271,705
		12,638,308
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	13,555	2,193,741
Insurance — 2.6%
American Financial Group, Inc.	17,160	1,881,594
Arch Capital Group Ltd.(1)	58,091	2,491,523
Marsh & McLennan Cos., Inc.	21,726	2,420,494
Mercury General Corp.	43,426	2,116,149
Progressive Corp. (The)	85,592	6,196,005
RenaissanceRe Holdings Ltd.	9,321	1,827,102
		16,932,867
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	15,632	20,937,345
Facebook, Inc., Class A(1)	80,469	16,516,262
		37,453,607
Internet and Direct Marketing Retail — 5.0%
Amazon.com, Inc.(1)	11,599	21,433,096
Booking Holdings, Inc.(1)	1,490	3,060,058
eBay, Inc.	150,312	5,427,766
Expedia Group, Inc.	18,561	2,007,187
		31,928,107
IT Services — 4.6%
Accenture plc, Class A	11,409	2,402,393
Akamai Technologies, Inc.(1)	21,318	1,841,449
Amdocs Ltd.	25,678	1,853,695
EVERTEC, Inc.	31,199	1,062,014
International Business Machines Corp.	31,926	4,279,361
Mastercard, Inc., Class A	15,637	4,669,052
PayPal Holdings, Inc.(1)	28,498	3,082,629
Visa, Inc., Class A	40,783	7,663,126
Western Union Co. (The)	99,552	2,666,002
		29,519,721
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	72,465	6,181,989
Bio-Rad Laboratories, Inc., Class A(1)	7,177	2,655,705
Illumina, Inc.(1)	4,411	1,463,305
Thermo Fisher Scientific, Inc.	6,427	2,087,940
		12,388,939

7

	Shares	Value
Machinery — 2.2%
Allison Transmission Holdings, Inc.	109,989	$5,314,669
Cummins, Inc.	29,242	5,233,148
Snap-on, Inc.	22,926	3,883,664
		14,431,481
Media — 0.6%
Discovery, Inc., Class C(1)	52,868	1,611,945
Sirius XM Holdings, Inc.	277,152	1,981,637
		3,593,582
Metals and Mining — 0.6%
Reliance Steel & Aluminum Co.	12,390	1,483,826
Royal Gold, Inc.	12,312	1,505,142
Steel Dynamics, Inc.	33,489	1,139,966
		4,128,934
Multiline Retail — 0.8%
Target Corp.	39,497	5,063,910
Oil, Gas and Consumable Fuels — 2.0%
Chevron Corp.	45,799	5,519,238
Exxon Mobil Corp.	36,673	2,559,042
HollyFrontier Corp.	93,640	4,748,484
		12,826,764
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	11,790	2,435,107
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	67,421	4,327,754
Jazz Pharmaceuticals plc(1)	11,960	1,785,389
Johnson & Johnson	32,696	4,769,366
Merck & Co., Inc.	71,465	6,499,742
Pfizer, Inc.	17,269	676,599
Zoetis, Inc.	25,689	3,399,939
		21,458,789
Professional Services — 0.6%
IHS Markit Ltd.(1)	17,507	1,319,152
Verisk Analytics, Inc.	14,864	2,219,790
		3,538,942
Semiconductors and Semiconductor Equipment — 4.6%
Applied Materials, Inc.	86,591	5,285,515
Broadcom, Inc.	30,729	9,710,979
Intel Corp.	57,724	3,454,781
KLA Corp.	19,062	3,396,276
Lam Research Corp.	10,270	3,002,948
Micron Technology, Inc.(1)	45,072	2,423,972
Texas Instruments, Inc.	17,910	2,297,674
		29,572,145
Software — 8.2%
Adobe, Inc.(1)	20,521	6,768,031
Cadence Design Systems, Inc.(1)	50,713	3,517,454
Intuit, Inc.	16,007	4,192,714

8

	Shares	Value
Microsoft Corp.	173,032	$27,287,146
Oracle Corp. (New York)	102,961	5,454,874
salesforce.com, Inc.(1)	23,605	3,839,117
VMware, Inc., Class A(1)	10,372	1,574,366
		52,633,702
Specialty Retail — 2.0%
AutoZone, Inc.(1)	5,478	6,525,996
Home Depot, Inc. (The)	9,451	2,063,909
Murphy USA, Inc.(1)	18,694	2,187,198
O'Reilly Automotive, Inc.(1)	5,160	2,261,422
		13,038,525
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	125,535	36,863,353
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	18,703	1,894,801
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.	44,360	2,306,276
Trading Companies and Distributors — 0.3%
W.W. Grainger, Inc.	4,873	1,649,608
TOTAL COMMON STOCKS (Cost $439,237,380)		620,122,109
TEMPORARY CASH INVESTMENTS — 4.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $26,328,195), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $25,774,885)		25,772,952
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $5,853,656), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $5,736,207)		5,736,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,492	15,492
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,524,444)		31,524,444
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $470,761,824)		651,646,553
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,713,010)
TOTAL NET ASSETS — 100.0%		$643,933,543

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	145	March 2020	$7,250	$23,425,475	$435,857

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $470,761,824)	$651,646,553
Deposits with broker for futures contracts	913,500
Receivable for investments sold	10,263,453
Receivable for variation margin on futures contracts	182,993
Dividends and interest receivable	275,911
663,282,410

Liabilities
Payable for capital shares redeemed	19,348,867

Net Assets	$643,933,543

G Class Capital Shares, $0.01 Par Value
Shares authorized	985,000,000
Shares outstanding	58,571,284

Net Asset Value Per Share	$10.99

Net Assets Consist of:
Capital (par value and paid-in surplus)	$303,012,482
Distributable earnings	340,921,061
$643,933,543

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$9,925,262
Interest	610,187
10,535,449

Expenses:
Management fees	2,913,741
Directors' fees and expenses	51,633
Other expenses	3,105
2,968,479
Fees waived	(2,913,741)
54,738

Net investment income (loss)	10,480,711

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	248,724,666
Futures contract transactions	11,845,544
260,570,210

Change in net unrealized appreciation (depreciation) on:
Investments	(177,295,585)
Futures contracts	270,974
(177,024,611)

Net realized and unrealized gain (loss)	83,545,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,026,310

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$10,480,711	$28,640,627
Net realized gain (loss)	260,570,210	102,727,641
Change in net unrealized appreciation (depreciation)	(177,024,611)	(17,300,566)
Net increase (decrease) in net assets resulting from operations	94,026,310	114,067,702

Distributions to Shareholders
From earnings	(154,738,601)	(194,396,133)

Capital Share Transactions
Proceeds from shares sold	6,823,827	133,221,176
Proceeds from reinvestment of distributions	154,738,601	194,396,133
Payments for shares redeemed	(878,279,379)	(498,765,868)
Net increase (decrease) in net assets from capital share transactions	(716,716,951)	(171,148,559)

Net increase (decrease) in net assets	(777,429,242)	(251,476,990)

Net Assets
Beginning of period	1,421,362,785	1,672,839,775
End of period	$643,933,543	$1,421,362,785

Transactions in Shares of the Fund
Sold	520,250	10,292,977
Issued in reinvestment of distributions	14,010,147	16,453,755
Redeemed	(64,509,618)	(37,479,042)
Net increase (decrease) in shares of the fund	(49,979,221)	(10,732,310)

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2019 was 0.46% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,199,567 and $53,886,430, respectively. The effect of interfund transactions on the Statement of Operations was $4,882,757 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $588,469,199 and $1,451,068,060, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$620,122,109	—	—
Temporary Cash Investments	15,492	$31,508,952	—
	$620,137,601	$31,508,952	—
Other Financial Instruments
Futures Contracts	$435,857	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $32,208 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $182,993 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $11,845,544 in net realized gain (loss) on futures contract transactions and $270,974 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$473,290,138
Gross tax appreciation of investments	$180,253,059
Gross tax depreciation of investments	(1,896,644)
Net tax appreciation (depreciation) of investments	$178,356,415

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(18,206,855), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$13.09	0.11	1.03	1.14	(0.16)	(3.08)	(3.24)	$10.99	8.76%	0.01%(4)	0.47%(4)	1.66%(4)	1.20%(4)	51%	$643,934
2019	$14.02	0.25	0.64	0.89	(0.24)	(1.58)	(1.82)	$13.09	8.05%	0.01%	0.47%	1.89%	1.43%	84%	$1,421,363
2018	$13.03	0.27	1.79	2.06	(0.26)	(0.81)	(1.07)	$14.02	16.11%	0.04%	0.46%	1.93%	1.51%	83%	$1,672,840
2017	$11.20	0.19	1.83	2.02	(0.19)	—	(0.19)	$13.03	18.09%	0.47%	0.47%	1.54%	1.54%	88%	$1,771,561
2016	$12.30	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$11.20	(2.65)%	0.47%	0.47%	1.65%	1.65%	94%	$1,563,685
2015	$13.04	0.21	0.53	0.74	(0.20)	(1.28)	(1.48)	$12.30	5.97%	0.47%	0.47%	1.66%	1.66%	84%	$1,381,049

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 2002

Semiannual Report

December 31, 2019

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
Essent Group Ltd.	1.1%
American States Water Co.	1.1%
Cirrus Logic, Inc.	1.0%
Amedisys, Inc.	1.0%
BMC Stock Holdings, Inc.	0.9%
Inphi Corp.	0.9%
United Community Banks, Inc.	0.8%
Tech Data Corp.	0.8%
Aspen Technology, Inc.	0.8%
Cornerstone OnDemand, Inc.	0.8%

Top Five Industries	% of net assets
Banks	9.9%
Equity Real Estate Investment Trusts (REITs)	6.4%
Software	5.9%
Biotechnology	5.7%
Semiconductors and Semiconductor Equipment	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.1%
Temporary Cash Investments	2.9%
Temporary Cash Investments - Securities Lending Collateral	0.5%
Other Assets and Liabilities	(0.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,056.50	$4.50	0.87%
I Class	$1,000	$1,057.30	$3.46	0.67%
A Class	$1,000	$1,055.50	$5.79	1.12%
C Class	$1,000	$1,051.60	$9.64	1.87%
R Class	$1,000	$1,054.20	$7.07	1.37%
R5 Class	$1,000	$1,058.10	$3.47	0.67%
Hypothetical
Investor Class	$1,000	$1,020.76	$4.42	0.87%
I Class	$1,000	$1,021.77	$3.40	0.67%
A Class	$1,000	$1,019.51	$5.69	1.12%
C Class	$1,000	$1,015.74	$9.48	1.87%
R Class	$1,000	$1,018.25	$6.95	1.37%
R5 Class	$1,000	$1,021.77	$3.40	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace and Defense — 0.5%
Curtiss-Wright Corp.	12,256	$1,726,748
Vectrus, Inc.(1)	10,591	542,895
		2,269,643
Air Freight and Logistics — 0.6%
Forward Air Corp.	15,734	1,100,593
Hub Group, Inc., Class A(1)	34,143	1,751,195
		2,851,788
Auto Components — 0.5%
Gentherm, Inc.(1)	10,878	482,874
LCI Industries	19,735	2,114,211
		2,597,085
Banks — 9.9%
Bancorp, Inc. (The)(1)	139,944	1,815,074
Bank of NT Butterfield & Son Ltd. (The)	52,754	1,952,953
Banner Corp.	29,337	1,660,181
Boston Private Financial Holdings, Inc.	124,710	1,500,261
Camden National Corp.	14,469	666,442
Cathay General Bancorp.	57,156	2,174,786
Central Pacific Financial Corp.	64,625	1,911,608
Enterprise Financial Services Corp.	30,866	1,488,050
Financial Institutions, Inc.	48,377	1,552,902
First Citizens BancShares, Inc., Class A	6,540	3,480,653
First Commonwealth Financial Corp.	190,246	2,760,469
First Financial Bancorp	83,891	2,134,187
First Merchants Corp.	43,698	1,817,400
Heritage Commerce Corp.	70,862	909,159
IBERIABANK Corp.	16,284	1,218,532
Independent Bank Corp. (Michigan)	53,622	1,214,538
Independent Bank Group, Inc.	33,392	1,851,252
International Bancshares Corp.	51,777	2,230,035
Lakeland Bancorp, Inc.	21,941	381,335
OFG Bancorp	84,114	1,985,932
Peoples Bancorp, Inc.	11,633	403,200
Renasant Corp.	37,828	1,339,868
S&T Bancorp, Inc.	38,494	1,550,923
Umpqua Holdings Corp.	75,798	1,341,625
United Community Banks, Inc.	136,692	4,221,049
Valley National Bancorp	192,672	2,206,094
Veritex Holdings, Inc.	48,847	1,422,913
WesBanco, Inc.	26,151	988,246
Western Alliance Bancorp	20,608	1,174,656
		49,354,323

6

	Shares	Value
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(1)	7,002	$2,645,705
Coca-Cola Consolidated, Inc.	5,275	1,498,364
		4,144,069
Biotechnology — 5.7%
Anika Therapeutics, Inc.(1)	17,848	925,419
Arena Pharmaceuticals, Inc.(1)	35,256	1,601,327
Arrowhead Pharmaceuticals, Inc.(1)	28,011	1,776,738
CareDx, Inc.(1)	62,439	1,346,809
CytomX Therapeutics, Inc.(1)	43,642	362,665
Denali Therapeutics, Inc.(1)(2)	15,391	268,111
Dicerna Pharmaceuticals, Inc.(1)	16,618	366,095
Eagle Pharmaceuticals, Inc.(1)	21,413	1,286,493
Emergent BioSolutions, Inc.(1)	37,960	2,047,942
Enanta Pharmaceuticals, Inc.(1)	18,118	1,119,330
Esperion Therapeutics, Inc.(1)(2)	30,712	1,831,357
Exelixis, Inc.(1)	60,296	1,062,415
Halozyme Therapeutics, Inc.(1)	97,519	1,729,012
Ironwood Pharmaceuticals, Inc.(1)	140,480	1,869,789
Myriad Genetics, Inc.(1)	55,260	1,504,730
Natera, Inc.(1)	35,943	1,210,920
Principia Biopharma, Inc.(1)	35,098	1,922,668
Radius Health, Inc.(1)	53,410	1,076,746
Vanda Pharmaceuticals, Inc.(1)	76,749	1,259,451
Veracyte, Inc.(1)	47,712	1,332,119
Vericel Corp.(1)	67,266	1,170,428
Voyager Therapeutics, Inc.(1)	87,061	1,214,501
		28,285,065
Building Products — 2.0%
Advanced Drainage Systems, Inc.	53,595	2,081,630
Builders FirstSource, Inc.(1)	138,704	3,524,469
Quanex Building Products Corp.	74,466	1,271,879
Trex Co., Inc.(1)	15,738	1,414,532
Universal Forest Products, Inc.	34,322	1,637,159
		9,929,669
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	54,542	1,762,797
Blucora, Inc.(1)	59,942	1,566,884
Cohen & Steers, Inc.	45,422	2,850,685
Diamond Hill Investment Group, Inc.	8,095	1,137,024
Evercore, Inc., Class A	17,202	1,286,021
Hercules Capital, Inc.	138,358	1,939,779
Piper Jaffray Cos.	19,981	1,597,281
PJT Partners, Inc., Class A	16,945	764,728
Waddell & Reed Financial, Inc., Class A(2)	62,944	1,052,424
		13,957,623
Chemicals — 1.0%
Hawkins, Inc.	7,228	331,115

7

	Shares	Value
Innophos Holdings, Inc.	13,007	$415,964
Minerals Technologies, Inc.	26,033	1,500,282
Stepan Co.	15,384	1,575,937
Tredegar Corp.	49,856	1,114,281
		4,937,579
Commercial Services and Supplies — 2.8%
Herman Miller, Inc.	36,663	1,527,014
HNI Corp.	27,959	1,047,344
Kimball International, Inc., Class B	67,210	1,389,231
Knoll, Inc.	154,633	3,906,029
Steelcase, Inc., Class A	197,208	4,034,876
Tetra Tech, Inc.	22,833	1,967,291
		13,871,785
Communications Equipment — 0.8%
Ciena Corp.(1)	76,544	3,267,664
Comtech Telecommunications Corp.	17,927	636,229
		3,903,893
Construction and Engineering — 1.6%
Comfort Systems USA, Inc.	33,554	1,672,667
EMCOR Group, Inc.	27,915	2,409,064
Great Lakes Dredge & Dock Corp.(1)	123,345	1,397,499
MasTec, Inc.(1)	39,972	2,564,604
		8,043,834
Consumer Finance — 0.9%
Enova International, Inc.(1)	138,555	3,333,634
Green Dot Corp., Class A(1)	57,211	1,333,016
		4,666,650
Containers and Packaging — 0.2%
Greif, Inc., Class A	24,606	1,087,585
Distributors — 0.1%
Core-Mark Holding Co., Inc.	19,395	527,350
Diversified Consumer Services — 0.6%
K12, Inc.(1)	93,815	1,909,135
Perdoceo Education Corp.(1)	61,937	1,139,022
		3,048,157
Diversified Financial Services — 0.4%
Compass Diversified Holdings	83,540	2,076,804
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	25,120	1,653,147
Electric Utilities — 0.8%
ALLETE, Inc.	18,977	1,540,363
IDACORP, Inc.	7,388	789,038
Otter Tail Corp.	29,302	1,502,900
		3,832,301
Electrical Equipment — 1.2%
Atkore International Group, Inc.(1)	48,691	1,970,038

8

	Shares	Value
Encore Wire Corp.	26,983	$1,548,824
Generac Holdings, Inc.(1)	23,127	2,326,345
		5,845,207
Electronic Equipment, Instruments and Components — 2.6%
Fabrinet(1)	22,748	1,474,980
Insight Enterprises, Inc.(1)	29,182	2,051,203
Knowles Corp.(1)	76,558	1,619,202
PC Connection, Inc.	13,357	663,309
Sanmina Corp.(1)	51,189	1,752,711
Tech Data Corp.(1)	29,369	4,217,388
Vishay Precision Group, Inc.(1)	36,382	1,236,988
		13,015,781
Energy Equipment and Services — 2.1%
Dril-Quip, Inc.(1)	32,036	1,502,809
Liberty Oilfield Services, Inc., Class A	153,599	1,708,021
Matrix Service Co.(1)	70,917	1,622,581
NexTier Oilfield Solutions, Inc.(1)	296,838	1,988,814
Oil States International, Inc.(1)	115,190	1,878,749
ProPetro Holding Corp.(1)	36,283	408,184
SEACOR Holdings, Inc.(1)	27,086	1,168,761
		10,277,919
Entertainment — 0.9%
Glu Mobile, Inc.(1)	277,334	1,677,871
IMAX Corp.(1)	129,843	2,652,692
		4,330,563
Equity Real Estate Investment Trusts (REITs) — 6.4%
Alexander & Baldwin, Inc.	134,187	2,812,559
Alexander's, Inc.	4,845	1,600,546
American Assets Trust, Inc.	34,610	1,588,599
CareTrust REIT, Inc.	41,881	864,005
CoreCivic, Inc.	64,534	1,121,601
CorEnergy Infrastructure Trust, Inc.	30,049	1,343,491
DiamondRock Hospitality Co.	154,697	1,714,043
Diversified Healthcare Trust REIT	181,953	1,535,683
EastGroup Properties, Inc.	14,959	1,984,610
GEO Group, Inc. (The)	104,919	1,742,704
LTC Properties, Inc.	40,799	1,826,571
New Senior Investment Group, Inc.	140,309	1,073,364
Physicians Realty Trust	118,685	2,247,894
PS Business Parks, Inc.	9,479	1,562,803
Retail Opportunity Investments Corp.	108,857	1,922,415
Ryman Hospitality Properties, Inc.	35,791	3,101,648
Saul Centers, Inc.	25,156	1,327,734
Sunstone Hotel Investors, Inc.	76,289	1,061,943
Tanger Factory Outlet Centers, Inc.(2)	85,797	1,263,790
		31,696,003
Food and Staples Retailing — 0.4%
Performance Food Group Co.(1)	42,376	2,181,516

9

	Shares	Value
Food Products — 0.7%
Freshpet, Inc.(1)	38,670	$2,285,010
John B Sanfilippo & Son, Inc.	13,945	1,272,900
		3,557,910
Health Care Equipment and Supplies — 3.4%
Cardiovascular Systems, Inc.(1)	33,340	1,619,990
Lantheus Holdings, Inc.(1)	38,425	788,097
Masimo Corp.(1)	8,277	1,308,263
Natus Medical, Inc.(1)	91,094	3,005,191
NuVasive, Inc.(1)	50,977	3,942,561
OraSure Technologies, Inc.(1)	72,902	585,403
Orthofix Medical, Inc.(1)	30,716	1,418,465
STAAR Surgical Co.(1)	55,125	1,938,746
Surmodics, Inc.(1)	30,739	1,273,517
Tandem Diabetes Care, Inc.(1)	16,638	991,791
		16,872,024
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	29,774	4,969,876
AMN Healthcare Services, Inc.(1)	21,839	1,360,788
Chemed Corp.	3,158	1,387,183
CorVel Corp.(1)	17,095	1,493,419
Ensign Group, Inc. (The)	39,882	1,809,446
National HealthCare Corp.	9,529	823,592
Pennant Group, Inc. (The)(1)	45,105	1,491,622
WellCare Health Plans, Inc.(1)	5,489	1,812,523
		15,148,449
Health Care Technology — 1.8%
HealthStream, Inc.(1)	49,876	1,356,627
NextGen Healthcare, Inc.(1)	109,657	1,762,188
Omnicell, Inc.(1)	23,618	1,930,063
Simulations Plus, Inc.	43,645	1,268,760
Teladoc Health, Inc.(1)(2)	30,455	2,549,693
		8,867,331
Hotels, Restaurants and Leisure — 2.6%
BJ's Restaurants, Inc.	31,318	1,188,831
Bloomin' Brands, Inc.	87,880	1,939,512
Cheesecake Factory, Inc. (The)	5,806	225,621
Chuy's Holdings, Inc.(1)	30,209	783,017
Cracker Barrel Old Country Store, Inc.	11,885	1,827,200
Dave & Buster's Entertainment, Inc.	32,718	1,314,282
Denny's Corp.(1)	52,620	1,046,086
Jack in the Box, Inc.	14,054	1,096,634
Ruth's Hospitality Group, Inc.	67,293	1,464,632
Texas Roadhouse, Inc.	35,934	2,023,803
		12,909,618
Household Durables — 1.3%
Installed Building Products, Inc.(1)	43,750	3,013,063

10

	Shares	Value
Skyline Champion Corp.(1)	6,796	$215,433
Sonos, Inc.(1)	120,212	1,877,711
Universal Electronics, Inc.(1)	28,099	1,468,454
		6,574,661
Household Products — 0.3%
Central Garden & Pet Co., Class A(1)	51,312	1,506,520
Insurance — 2.3%
Horace Mann Educators Corp.	35,973	1,570,581
National General Holdings Corp.	133,292	2,945,753
National Western Life Group, Inc., Class A	3,068	892,420
Safety Insurance Group, Inc.	13,900	1,286,167
Stewart Information Services Corp.	66,567	2,715,268
Third Point Reinsurance Ltd.(1)	196,440	2,066,549
		11,476,738
Interactive Media and Services — 0.3%
Yelp, Inc.(1)	45,159	1,572,888
Internet and Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	136,266	1,975,857
IT Services — 1.6%
CACI International, Inc., Class A(1)	5,411	1,352,696
CSG Systems International, Inc.	18,852	976,157
EVERTEC, Inc.	82,933	2,823,039
NIC, Inc.	56,978	1,273,458
TTEC Holdings, Inc.	41,042	1,626,084
		8,051,434
Leisure Products — 0.3%
Malibu Boats, Inc., Class A(1)	37,076	1,518,262
Life Sciences Tools and Services — 1.0%
Medpace Holdings, Inc.(1)	24,159	2,030,805
PRA Health Sciences, Inc.(1)	24,637	2,738,403
		4,769,208
Machinery — 3.1%
EnPro Industries, Inc.	45,590	3,049,059
Franklin Electric Co., Inc.	21,916	1,256,225
John Bean Technologies Corp.	16,857	1,899,110
Mueller Industries, Inc.	47,623	1,512,030
Rexnord Corp.(1)	62,051	2,024,103
SPX Corp.(1)	31,793	1,617,628
TriMas Corp.(1)	67,461	2,118,950
Watts Water Technologies, Inc., Class A	21,797	2,174,469
		15,651,574
Media — 0.1%
National CineMedia, Inc.	44,769	326,366
Metals and Mining — 0.7%
Kaiser Aluminum Corp.	18,267	2,025,628
Materion Corp.	24,567	1,460,508
		3,486,136

11

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Apollo Commercial Real Estate Finance, Inc.	110,141	$2,014,479
Capstead Mortgage Corp.	139,156	1,102,115
		3,116,594
Multi-Utilities†
Black Hills Corp.	3,168	248,815
Oil, Gas and Consumable Fuels — 1.3%
Arch Coal, Inc., Class A	19,014	1,364,065
CVR Energy, Inc.	38,575	1,559,587
Delek US Holdings, Inc.	45,323	1,519,680
W&T Offshore, Inc.(1)	369,205	2,052,780
		6,496,112
Paper and Forest Products — 0.4%
Boise Cascade Co.	48,479	1,770,938
Personal Products — 0.3%
elf Beauty, Inc.(1)	81,671	1,317,353
Pharmaceuticals — 1.0%
Corcept Therapeutics, Inc.(1)	58,670	709,907
Horizon Therapeutics plc(1)	36,586	1,324,413
Pacira BioSciences, Inc.(1)	36,696	1,662,329
Phibro Animal Health Corp., Class A	44,278	1,099,423
		4,796,072
Professional Services — 2.2%
ASGN, Inc.(1)	41,529	2,947,313
Barrett Business Services, Inc.	23,682	2,142,274
Heidrick & Struggles International, Inc.	46,428	1,508,910
Insperity, Inc.	12,332	1,061,045
Kforce, Inc.	38,256	1,518,763
Resources Connection, Inc.	32,706	534,089
TrueBlue, Inc.(1)	61,136	1,470,932
		11,183,326
Real Estate Management and Development — 0.5%
Newmark Group, Inc., Class A	102,881	1,384,264
RMR Group, Inc. (The), Class A	29,354	1,339,716
		2,723,980
Road and Rail — 0.5%
ArcBest Corp.	48,117	1,328,029
Marten Transport Ltd.	58,574	1,258,755
		2,586,784
Semiconductors and Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	61,037	5,030,059
Diodes, Inc.(1)	43,923	2,475,940
Inphi Corp.(1)	59,371	4,394,641
Lattice Semiconductor Corp.(1)	61,389	1,174,985
Monolithic Power Systems, Inc.	6,625	1,179,383
Onto Innovation, Inc.(1)	41,626	1,521,014
Semtech Corp.(1)	35,873	1,897,682

12

	Shares	Value
Synaptics, Inc.(1)	35,131	$2,310,566
		19,984,270
Software — 5.9%
Agilysys, Inc.(1)	55,992	1,422,757
American Software, Inc., Class A	19,409	288,806
Aspen Technology, Inc.(1)	33,748	4,081,146
Box, Inc., Class A(1)	97,050	1,628,499
CommVault Systems, Inc.(1)	33,292	1,486,155
Cornerstone OnDemand, Inc.(1)	69,123	4,047,152
Fair Isaac Corp.(1)	5,110	1,914,615
MobileIron, Inc.(1)	131,310	638,167
Model N, Inc.(1)	102,377	3,590,361
Paylocity Holding Corp.(1)	7,410	895,276
Progress Software Corp.	45,647	1,896,633
Proofpoint, Inc.(1)	9,770	1,121,401
Q2 Holdings, Inc.(1)	15,644	1,268,415
QAD, Inc., Class A	8,854	450,934
Qualys, Inc.(1)	16,479	1,373,854
RingCentral, Inc., Class A(1)	7,856	1,325,071
SPS Commerce, Inc.(1)	37,302	2,067,277
		29,496,519
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	88,259	1,297,407
Group 1 Automotive, Inc.	18,534	1,853,400
Lithia Motors, Inc., Class A	19,950	2,932,650
Murphy USA, Inc.(1)	14,808	1,732,536
Rent-A-Center, Inc.	117,978	3,402,486
Sleep Number Corp.(1)	64,857	3,193,559
		14,412,038
Technology Hardware, Storage and Peripherals — 0.1%
Pure Storage, Inc., Class A(1)	29,491	504,591
Textiles, Apparel and Luxury Goods — 0.8%
Crocs, Inc.(1)	46,305	1,939,717
Deckers Outdoor Corp.(1)	11,734	1,981,403
		3,921,120
Thrifts and Mortgage Finance — 3.9%
Essent Group Ltd.	109,530	5,694,465
Flagstar Bancorp, Inc.	39,394	1,506,820
LendingTree, Inc.(1)(2)	2,511	761,938
MGIC Investment Corp.	271,695	3,849,918
NMI Holdings, Inc., Class A(1)	66,298	2,199,768
Radian Group, Inc.	98,224	2,471,316
TrustCo Bank Corp. NY	40,431	350,537
Walker & Dunlop, Inc.	37,814	2,445,809
		19,280,571
Trading Companies and Distributors — 2.8%
Applied Industrial Technologies, Inc.	30,586	2,039,780

13

	Shares	Value
BMC Stock Holdings, Inc.(1)	156,228	$4,482,181
Foundation Building Materials, Inc.(1)	44,902	868,854
GMS, Inc.(1)	100,294	2,715,962
Rush Enterprises, Inc., Class A	27,829	1,294,048
Watsco, Inc.	14,886	2,681,713
		14,082,538
Water Utilities — 1.1%
American States Water Co.	64,170	5,559,689
TOTAL COMMON STOCKS (Cost $429,865,909)		484,131,625
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $11,894,535), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $11,644,560)		11,643,687
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $2,643,910), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $2,591,094)		2,591,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,407	7,407
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,242,094)		14,242,094
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,560,346)	2,560,346	2,560,346
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $446,668,349)		500,934,065
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,283,361)
TOTAL NET ASSETS — 100.0%		$498,650,704

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	90	March 2020	$4,500	$7,517,700	$97,957

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,349,066. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $5,486,820, which includes securities collateral of $2,926,474.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $444,108,003) — including $5,349,066 of securities on loan	$498,373,719
Investment made with cash collateral received for securities on loan, at value (cost of $2,560,346)	2,560,346
Total investment securities, at value (cost of $446,668,349)	500,934,065
Deposits with broker for futures contracts	270,000
Receivable for capital shares sold	293,392
Receivable for variation margin on futures contracts	9,900
Dividends and interest receivable	385,331
Securities lending receivable	2,826
501,895,514

Liabilities
Payable for collateral received for securities on loan	2,560,346
Payable for capital shares redeemed	305,221
Accrued management fees	371,521
Distribution and service fees payable	7,722
3,244,810

Net Assets	$498,650,704

Net Assets Consist of:
Capital (par value and paid-in surplus)	$457,516,951
Distributable earnings	41,133,753
$498,650,704

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$462,706,989	33,098,484	$13.98
I Class, $0.01 Par Value	$11,958,967	851,608	$14.04
A Class, $0.01 Par Value	$13,047,193	959,298	$13.60*
C Class, $0.01 Par Value	$1,017,815	79,225	$12.85
R Class, $0.01 Par Value	$9,683,995	731,838	$13.23
R5 Class, $0.01 Par Value	$235,745	16,772	$14.06
*Maximum offering price $14.43 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,178)	$3,800,034
Interest	185,341
Securities lending, net	32,820
4,018,195

Expenses:
Management fees	2,473,703
Distribution and service fees:
A Class	16,712
C Class	5,901
R Class	24,514
Directors' fees and expenses	22,562
Other expenses	529
2,543,921

Net investment income (loss)	1,474,274

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,127,491
Futures contract transactions	(3,109)
6,124,382

Change in net unrealized appreciation (depreciation) on:
Investments	22,803,320
Futures contracts	97,957
22,901,277

Net realized and unrealized gain (loss)	29,025,659

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,499,933

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$1,474,274	$1,822,732
Net realized gain (loss)	6,124,382	8,709,828
Change in net unrealized appreciation (depreciation)	22,901,277	(55,593,892)
Net increase (decrease) in net assets resulting from operations	30,499,933	(45,061,332)

Distributions to Shareholders
From earnings:
Investor Class	(1,901,110)	(60,872,390)
I Class	(114,473)	(2,151,580)
A Class	(4,698)	(1,924,288)
C Class	—	(194,670)
R Class	—	(1,385,413)
R5 Class	(1,696)	(23,818)
Decrease in net assets from distributions	(2,021,977)	(66,552,159)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(141,421,238)	62,169,196

Net increase (decrease) in net assets	(112,943,282)	(49,444,295)

Net Assets
Beginning of period	611,593,986	661,038,281
End of period	$498,650,704	$611,593,986

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

18

Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities,

19

the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,560,346	—	—	—	$2,560,346
Gross amount of recognized liabilities for securities lending transactions					$2,560,346

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.86%
I Class		0.0500% to 0.1100%	0.66%
A Class		0.2500% to 0.3100%	0.86%
C Class		0.2500% to 0.3100%	0.86%
R Class		0.2500% to 0.3100%	0.86%
R5 Class		0.0500% to 0.1100%	0.66%

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Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2019 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,028,765 and $5,605,228, respectively. The effect of interfund transactions on the Statement of Operations was $723,022 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $300,705,731 and $447,784,654, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2019		Year ended June 30, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	340,000,000		340,000,000
Sold	1,428,297	$18,712,046	8,566,116	$120,535,946
Issued in reinvestment of distributions	139,045	1,867,669	4,843,836	59,918,460
Redeemed	(11,103,981)	(150,300,338)	(7,430,997)	(105,877,692)
	(9,536,639)	(129,720,623)	5,978,955	74,576,714
I Class/Shares Authorized	35,000,000		35,000,000
Sold	353,014	4,610,155	681,560	9,730,626
Issued in reinvestment of distributions	8,508	114,417	171,734	2,150,512
Redeemed	(879,347)	(11,957,662)	(1,157,692)	(16,981,008)
	(517,825)	(7,233,090)	(304,398)	(5,099,870)
A Class/Shares Authorized	35,000,000		35,000,000
Sold	58,798	756,749	219,970	3,035,504
Issued in reinvestment of distributions	323	4,287	134,925	1,621,800
Redeemed	(260,381)	(3,338,699)	(713,257)	(10,045,216)
	(201,260)	(2,577,663)	(358,362)	(5,387,912)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	326	3,940	17,797	249,506
Issued in reinvestment of distributions	—	—	15,968	182,677
Redeemed	(44,535)	(527,580)	(41,538)	(530,641)
	(44,209)	(523,640)	(7,773)	(98,458)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	76,181	952,763	207,467	2,748,218
Issued in reinvestment of distributions	—	—	104,398	1,223,547
Redeemed	(182,799)	(2,263,916)	(446,703)	(5,902,157)
	(106,618)	(1,311,153)	(134,838)	(1,930,392)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,003	26,907	6,511	91,514
Issued in reinvestment of distributions	126	1,696	1,904	23,818
Redeemed	(6,416)	(83,672)	(455)	(6,218)
	(4,287)	(55,069)	7,960	109,114
Net increase (decrease)	(10,410,838)	$(141,421,238)	5,181,544	$62,169,196

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$484,131,625	—	—
Temporary Cash Investments	7,407	$14,234,687	—
Temporary Cash Investments - Securities Lending Collateral	2,560,346	—	—
	$486,699,378	$14,234,687	—
Other Financial Instruments
Futures Contracts	$97,957	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $13,725 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $9,900 in receivable for variation margin on futures contracts*. For the six months ended December 31, 2019, the effect of equity price risk derivative instruments on the Statement of Operations was $(3,109) in net realized gain (loss) on futures contract transactions and $97,957 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$447,433,871
Gross tax appreciation of investments	$67,794,471
Gross tax depreciation of investments	(14,294,277)
Net tax appreciation (depreciation) of investments	$53,500,194

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(20,384,844), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$13.28	0.03	0.72	0.75	(0.05)	—	(0.05)	$13.98	5.65%	0.87%(4)	0.52%(4)	55%	$462,707
2019	$16.17	0.04	(1.39)	(1.35)	(0.01)	(1.53)	(1.54)	$13.28	(7.66)%	0.87%	0.30%	99%	$566,025
2018	$15.04	0.02	1.91	1.93	(0.02)	(0.78)	(0.80)	$16.17	13.18%	0.86%	0.11%	92%	$592,615
2017	$12.46	0.05	2.58	2.63	(0.05)	—	(0.05)	$15.04	21.19%	0.87%	0.37%	90%	$594,198
2016	$13.68	0.04	(1.22)	(1.18)	(0.04)	—	(0.04)	$12.46	(8.63)%	0.88%	0.36%	93%	$654,517
2015	$13.10	0.03	0.56	0.59	(0.01)	—	(0.01)	$13.68	4.51%	0.87%	0.25%	100%	$464,592
I Class
2019(3)	$13.36	0.05	0.71	0.76	(0.08)	—	(0.08)	$14.04	5.73%	0.67%(4)	0.72%(4)	55%	$11,959
2019	$16.26	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.36	(7.50)%	0.67%	0.50%	99%	$18,293
2018	$15.11	0.05	1.92	1.97	(0.04)	(0.78)	(0.82)	$16.26	13.42%	0.66%	0.31%	92%	$27,213
2017	$12.52	0.08	2.59	2.67	(0.08)	—	(0.08)	$15.11	21.41%	0.67%	0.57%	90%	$25,863
2016	$13.76	0.07	(1.24)	(1.17)	(0.07)	—	(0.07)	$12.52	(8.50)%	0.68%	0.56%	93%	$34,094
2015	$13.15	0.06	0.57	0.63	(0.02)	—	(0.02)	$13.76	4.77%	0.67%	0.45%	100%	$39,483

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$12.89	0.02	0.69	0.71	—(5)	—	—(5)	$13.60	5.55%	1.12%(4)	0.27%(4)	55%	$13,047
2019	$15.78	—(5)	(1.36)	(1.36)	—	(1.53)	(1.53)	$12.89	(7.90)%	1.12%	0.05%	99%	$14,960
2018	$14.72	(0.02)	1.86	1.84	—	(0.78)	(0.78)	$15.78	12.90%	1.11%	(0.14)%	92%	$23,970
2017	$12.19	0.02	2.53	2.55	(0.02)	—	(0.02)	$14.72	20.85%	1.12%	0.12%	90%	$31,600
2016	$13.39	0.01	(1.20)	(1.19)	(0.01)	—	(0.01)	$12.19	(8.89)%	1.13%	0.11%	93%	$35,153
2015	$12.84	—(5)	0.55	0.55	—(5)	—	—(5)	$13.39	4.30%	1.12%	0.00%(6)	100%	$47,471
C Class
2019(3)	$12.22	(0.03)	0.66	0.63	—	—	—	$12.85	5.16%	1.87%(4)	(0.48)%(4)	55%	$1,018
2019	$15.16	(0.10)	(1.31)	(1.41)	—	(1.53)	(1.53)	$12.22	(8.60)%	1.87%	(0.70)%	99%	$1,508
2018	$14.27	(0.13)	1.80	1.67	—	(0.78)	(0.78)	$15.16	12.01%	1.86%	(0.89)%	92%	$1,989
2017	$11.89	(0.08)	2.46	2.38	—	—	—	$14.27	20.02%	1.87%	(0.63)%	90%	$1,703
2016	$13.15	(0.07)	(1.19)	(1.26)	—	—	—	$11.89	(9.58)%	1.88%	(0.64)%	93%	$1,631
2015	$12.70	(0.09)	0.54	0.45	—	—	—	$13.15	3.54%	1.87%	(0.75)%	100%	$1,212

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$12.55	—(5)	0.68	0.68	—	—	—	$13.23	5.42%	1.37%(4)	0.02%(4)	55%	$9,684
2019	$15.45	(0.03)	(1.34)	(1.37)	—	(1.53)	(1.53)	$12.55	(8.15)%	1.37%	(0.20)%	99%	$10,525
2018	$14.46	(0.06)	1.83	1.77	—	(0.78)	(0.78)	$15.45	12.56%	1.36%	(0.39)%	92%	$15,038
2017	$11.99	(0.02)	2.49	2.47	—	—	—	$14.46	20.60%	1.37%	(0.13)%	90%	$17,067
2016	$13.19	(0.01)	(1.19)	(1.20)	—	—	—	$11.99	(9.10)%	1.38%	(0.14)%	93%	$14,847
2015	$12.68	(0.03)	0.54	0.51	—	—	—	$13.19	4.02%	1.37%	(0.25)%	100%	$5,185
R5 Class
2019(3)	$13.37	0.05	0.72	0.77	(0.08)	—	(0.08)	$14.06	5.81%	0.67%(4)	0.72%(4)	55%	$236
2019	$16.27	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.37	(7.49)%	0.67%	0.50%	99%	$282
2018	$15.12	0.06	1.90	1.96	(0.03)	(0.78)	(0.81)	$16.27	13.34%	0.66%	0.31%	92%	$213
2017(7)	$14.90	0.02	0.20	0.22	—	—	—	$15.12	1.48%	0.67%(4)	0.51%(4)	90%(8)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	April 10, 2017 (commencement of sale) through June 30, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2002

Semiannual Report

December 31, 2019

Utilities Fund
Investor Class (BULIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

All Asset Classes Advanced

From higher-quality government bonds to higher-risk stocks and commodities, all major U.S. and global asset classes posted gains for the six-month period. U.S. stocks, as measured by the S&P 500 Index, advanced almost 11% for the period, outpacing the nearly 9% return for global stocks (MSCI ACWI). Income-oriented assets, including U.S. and global bonds and dividend-paying stocks, generally posted more-modest gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After abruptly ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July. Ongoing concerns about global economic risks, including trade policy uncertainty, prompted this first Fed easing move in 10 years. And with global risks still looming, the Fed cut rates again in September and October before pausing. Similarly, the European Central Bank cut a key deposit rate and relaunched quantitative easing in a move to spark growth. These efforts helped push global yields lower, which aided performance among interest rate-sensitive assets.

Accommodative central bank policy and a lower interest rate backdrop also aided performance in equity markets. Additionally, modestly improving economic and earnings data calmed investors’ earlier worries and nudged stock returns higher. In December, a series of upbeat data helped stocks end the period on a high note. U.K. Prime Minister Boris Johnson and his Conservative Party won a decisive election victory, which resolved some lingering Brexit uncertainty. On the trade front, the U.S. House of Representatives approved the U.S.-Mexico-Canada Agreement, and the U.S. and China reached a phase 1 deal, further fueling investor optimism.

Looking ahead, we expect volatility to remain a factor as investors react to global growth trends, ongoing U.S.-China trade negotiations, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2019
Top Ten Holdings	% of net assets
AT&T, Inc.	12.6%
Verizon Communications, Inc.	11.5%
Southern Co. (The)	5.0%
Entergy Corp.	5.0%
PPL Corp.	4.9%
FirstEnergy Corp.	4.8%
American Electric Power Co., Inc.	4.7%
NextEra Energy, Inc.	4.5%
Sempra Energy	3.7%
Public Service Enterprise Group, Inc.	3.4%

Sub-Industry Allocation	% of net assets
Electric Utilities	43.8%
Integrated Telecommunication Services	24.1%
Multi-Utilities	22.5%
Independent Power Producers and Energy Traders	3.7%
Water Utilities	2.7%
Alternative Carriers	0.7%
Semiconductors	0.6%
Application Software	0.4%
Renewable Electricity	0.2%
Industrial Machinery	0.2%
Electronic Equipment and Instruments	0.2%
Wireless Telecommunication Services	0.1%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Expenses Paid During Period(1) 7/1/19 - 12/31/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,082.60	$3.51	0.67%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Alternative Carriers — 0.7%
CenturyLink, Inc.	131,015	$1,730,708
Cogent Communications Holdings, Inc.	19,063	1,254,536
		2,985,244
Application Software — 0.4%
j2 Global, Inc.	19,352	1,813,476
Electric Utilities — 43.8%
American Electric Power Co., Inc.	206,519	19,518,111
Duke Energy Corp.	132,623	12,096,544
Edison International	131,000	9,878,710
Entergy Corp.	172,414	20,655,197
Evergy, Inc.	19,597	1,275,569
Eversource Energy	24,221	2,060,480
Exelon Corp.	292,023	13,313,328
FirstEnergy Corp.	415,378	20,187,371
Hawaiian Electric Industries, Inc.	62,566	2,931,843
NextEra Energy, Inc.	77,682	18,811,473
OGE Energy Corp.	123,072	5,473,012
Pinnacle West Capital Corp.	23,706	2,131,880
Portland General Electric Co.	216,259	12,065,090
PPL Corp.	566,551	20,327,850
Southern Co. (The)	324,804	20,690,015
Spark Energy, Inc., Class A(1)	41,130	379,630
Xcel Energy, Inc.	16,171	1,026,697
		182,822,800
Electronic Equipment and Instruments — 0.2%
Keysight Technologies, Inc.(2)	7,898	810,572
Independent Power Producers and Energy Traders — 3.7%
AES Corp.	557,038	11,085,056
NRG Energy, Inc.	65,326	2,596,709
Vistra Energy Corp.	78,671	1,808,646
		15,490,411
Industrial Machinery — 0.2%
Evoqua Water Technologies Corp.(2)	44,189	837,381
Integrated Telecommunication Services — 24.1%
AT&T, Inc.	1,338,146	52,294,746
Verizon Communications, Inc.	784,024	48,139,073
		100,433,819
Multi-Utilities — 22.5%
Ameren Corp.	86,130	6,614,784
Black Hills Corp.	49,487	3,886,709
Consolidated Edison, Inc.	71,158	6,437,664
Dominion Energy, Inc.	155,750	12,899,215

6

	Shares	Value
DTE Energy Co.	42,799	$5,558,306
MDU Resources Group, Inc.	348,956	10,367,483
NorthWestern Corp.	104,360	7,479,481
Public Service Enterprise Group, Inc.	241,161	14,240,557
Sempra Energy	100,771	15,264,791
Unitil Corp.	20,002	1,236,524
WEC Energy Group, Inc.	104,924	9,677,141
		93,662,655
Renewable Electricity — 0.2%
Ormat Technologies, Inc.	13,426	1,000,505
Semiconductors — 0.6%
QUALCOMM, Inc.	27,416	2,418,914
Water Utilities — 2.7%
American States Water Co.	19,486	1,688,267
American Water Works Co., Inc.	42,668	5,241,764
Aqua America, Inc.	77,844	3,653,997
AquaVenture Holdings Ltd.(2)	7,685	208,417
York Water Co. (The)	8,740	403,002
		11,195,447
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	30,650	374,849
TOTAL COMMON STOCKS (Cost $304,895,269)		413,846,073
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $2,240,344), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $2,193,261)		2,193,097
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $500,741), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $488,018)		488,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,411	1,411
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,682,508)		2,682,508
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $307,577,777)		416,528,581
OTHER ASSETS AND LIABILITIES — 0.1%		519,926
TOTAL NET ASSETS — 100.0%		$417,048,507

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $131,426. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate market value of the collateral held by the fund was $141,209, all of which is securities collateral.

(2)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $307,577,777) — including $131,426 of securities on loan	$416,528,581
Receivable for investments sold	2,952,958
Receivable for capital shares sold	63,302
Dividends and interest receivable	636,453
Securities lending receivable	30
420,181,324

Liabilities
Payable for investments purchased	2,729,992
Payable for capital shares redeemed	171,980
Accrued management fees	230,845
3,132,817

Net Assets	$417,048,507

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	260,000,000
Shares outstanding	21,891,348

Net Asset Value Per Share	$19.05

Net Assets Consist of:
Capital (par value and paid-in surplus)	$313,189,348
Distributable earnings	103,859,159
$417,048,507

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$7,734,301
Interest	24,495
Securities lending, net	206
7,759,002

Expenses:
Management fees	1,367,431
Directors' fees and expenses	15,695
Other expenses	216
1,383,342

Net investment income (loss)	6,375,660

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,069,923

Change in net unrealized appreciation (depreciation) on:
Investments	25,185,024
Translation of assets and liabilities in foreign currencies	(69)
25,184,955

Net realized and unrealized gain (loss)	26,254,878

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,630,538

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2019 (UNAUDITED) AND YEAR ENDED JUNE 30, 2019
Increase (Decrease) in Net Assets	December 31, 2019	June 30, 2019
Operations
Net investment income (loss)	$6,375,660	$13,031,196
Net realized gain (loss)	1,069,923	5,319,519
Change in net unrealized appreciation (depreciation)	25,184,955	28,451,216
Net increase (decrease) in net assets resulting from operations	32,630,538	46,801,931

Distributions to Shareholders
From earnings	(6,664,934)	(22,923,015)

Capital Share Transactions
Proceeds from shares sold	18,969,782	54,018,722
Proceeds from reinvestment of distributions	6,280,633	21,790,113
Payments for shares redeemed	(41,115,704)	(98,583,216)
Net increase (decrease) in net assets from capital share transactions	(15,865,289)	(22,774,381)

Net increase (decrease) in net assets	10,100,315	1,104,535

Net Assets
Beginning of period	406,948,192	405,843,657
End of period	$417,048,507	$406,948,192

Transactions in Shares of the Fund
Sold	1,025,831	3,095,555
Issued in reinvestment of distributions	333,291	1,249,905
Redeemed	(2,229,455)	(5,669,320)
Net increase (decrease) in shares of the fund	(870,333)	(1,323,860)

See Notes to Financial Statements.

10

Notes to Financial Statements

DECEMBER 31, 2019 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2019 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $10,975 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2019 were $102,354,308 and $117,575,448, respectively.

13

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$413,846,073	—	—
Temporary Cash Investments	1,411	$2,681,097	—
	$413,847,484	$2,681,097	—

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$310,966,654
Gross tax appreciation of investments	$106,027,229
Gross tax depreciation of investments	(465,302)
Net tax appreciation (depreciation) of investments	$105,561,927

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2019, the fund had post-October capital loss deferrals of $(3,184,328), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$17.88	0.29	1.18	1.47	(0.30)	—	(0.30)	$19.05	8.26%	0.67%(4)	3.08%(4)	25%	$417,049
2019	$16.85	0.56	1.46	2.02	(0.56)	(0.43)	(0.99)	$17.88	12.26%	0.67%	3.20%	64%	$406,948
2018	$18.14	0.58	(0.58)	—(5)	(0.56)	(0.73)	(1.29)	$16.85	(0.06)%	0.67%	3.31%	48%	$405,844
2017	$19.35	0.59	(0.48)	0.11	(0.58)	(0.74)	(1.32)	$18.14	0.61%	0.67%	3.17%	39%	$540,880
2016	$16.28	0.57	3.44	4.01	(0.54)	(0.40)	(0.94)	$19.35	25.76%	0.68%	3.35%	36%	$640,342
2015	$18.03	0.55	(0.98)	(0.43)	(0.58)	(0.74)	(1.32)	$16.28	(2.73)%	0.67%	3.14%	40%	$348,382

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2019 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2002

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 25, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2020